UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders for the Goldman Sachs Global Infrastructure Fund, Goldman Sachs Global Real Estate Securities Fund, Goldman Sachs Real Estate Securities Fund, Goldman Sachs International Tax-Managed Equity Fund, Goldman Sachs U.S. Tax-Managed Equity Fund, and Goldman Sachs Managed Futures Strategy Fund is filed herewith.

Annual Shareholder Report

December 31, 2024

Goldman Sachs Global Infrastructure Fund

Class A: GGIAX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Global Infrastructure Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$131	1.24%

How did the Fund perform and what affected its performance?

Global infrastructure securities generated strongly positive returns for the annual period overall, with market sentiment most influenced by inflationary trends and central bank monetary policy. In the first half of 2024, global infrastructure securities produced modestly negative returns, as persistent inflation dimmed hopes for a Federal Reserve (Fed) interest rate cut. They then posted double-digit positive returns, amid bouts of volatility, in the third calendar quarter, driven by the start of Fed monetary policy easing, interest rate cuts by the European Central Bank and Bank of England, a less hawkish stance by the Bank of Japan and the introduction of new stimulus measures in China. Global infrastructure securities gave back some of these gains in the fourth quarter after the Fed indicated 2025 rate cuts would likely come more slowly than previously forecast. Concerns about potential U.S. trade tariffs and geopolitical tensions also weighed on performance.

Top Contributors to Performance:

  An underweight position and security selection in the utilities sector contributed positively to the Fund’s performance versus its benchmark, the Dow Jones Brookfield Global Infrastructure Index (Index).

  The Fund’s relative overweight in Targa Resources, a midstream provider of natural gas and natural gas liquids, added to returns. Its shares gained on improved investor confidence in its long-term growth outlook, driven by strong Permian Basin production growth.

  Another notable contributor was the Fund’s overweight in DT Midstream, which owns and operates natural gas infrastructure. DT Midstream benefited from its exposure to increasing natural gas demand, stemming, in turn, from growing liquified natural gas exports and the build-out of data centers.

  The Fund was aided by an underweight position in Crown Castle, an owner and operator of wireless communications infrastructure. Between January and August 2024, the stock lagged the Index’s performance amid higher interest rates and weakness in U.S. telecommunications carrier activity. Additionally, the company is in the process of disposing of its fiber segment, and the elongated process, along with the low expected valuation for that business, weighed on the stock’s performance.

  Among country exposures, the Fund was helped most by security selection in the U.S. Stock selection in China, along with an underweight position in Mexico, also bolstered relative returns.

Top Detractors from Performance:

  Our allocation decisions detracted from the Fund’s relative performance overall. The Fund was hurt by overweight positions in the communications infrastructure and transportation infrastructure sectors. An underweight position in the energy infrastructure sector was also a drag on results.

  In terms of security selection, the Fund’s underweight position in diversified pipeline operator Kinder Morgan had a negative impact on performance. Kinder Morgan’s shares advanced on tailwinds associated with growing natural gas demand from incremental power needs stemming from data center growth.

  An underweight in ONEOK, one of the largest midstream service providers in the U.S., held back relative performance. Strong U.S. production growth boosted ONEOK’s share price.

  The Fund’s overweight position in SBA Communications, an owner and operator of wireless communications infrastructure, detracted from relative returns. Between January and August 2024, the stock lagged the Index’s performance amid higher interest rates and weakness in U.S. telecommunications carrier activity. Although the company’s share price rebounded after the Fed began easing monetary policy in September, it did not appreciate enough to overcome earlier losses.

  Among countries, the Fund’s underweight position and security selection in Canada detracted from relative returns. To a lesser extent, an overweight in France diminished performance.

Goldman Sachs Global Infrastructure Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)	MSCI® ACWI Index (Net, USD, Unhedged)
6/27/16	$10,000	$9,450	$10,000	$10,000
12/16	$10,069	$9,515	$10,227	$11,211
12/17	$11,306	$10,685	$11,842	$13,898
12/18	$10,254	$9,690	$10,910	$12,590
12/19	$13,455	$12,715	$14,040	$15,940
12/20	$12,920	$12,209	$13,061	$18,530
12/21	$15,006	$14,181	$15,657	$21,965
12/22	$13,863	$13,100	$14,620	$17,932
12/23	$14,525	$13,726	$15,280	$21,913
12/24	$16,113	$15,227	$16,804	$25,746

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class A Excluding sale charges (Commenced June 27, 2016)	10.93%	3.67%	5.76%
Class A Including sale charges (Commenced on June 27, 2016)	4.83%	2.50%	5.06%
Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)	9.98%	3.66%	6.28%
MSCI® ACWI Index (Net, USD, Unhedged)	17.49%	10.05%	11.74%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the MSCI® ACWI Index (Net, USD, Unhedged).

Goldman Sachs Global Infrastructure Fund

Class A

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$96,796,538
# of Portfolio Holdings	47
Portfolio Turnover Rate	32%
Total Net Advisory Fees Paid	$1,132,461

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Utilities	37.9%
Energy	32.3%
Industrials	15.3%
Real Estate	10.6%
Communication Services	2.3%
Money Market Instruments	0.6%

Goldman Sachs Global Infrastructure Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged) is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Infrastructure Fund

38148U833-AR-1224     Class A

Annual Shareholder Report

December 31, 2024

Goldman Sachs Global Infrastructure Fund

Class C: GGICX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Global Infrastructure Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$209	1.99%

How did the Fund perform and what affected its performance?

Global infrastructure securities generated strongly positive returns for the annual period overall, with market sentiment most influenced by inflationary trends and central bank monetary policy. In the first half of 2024, global infrastructure securities produced modestly negative returns, as persistent inflation dimmed hopes for a Federal Reserve (Fed) interest rate cut. They then posted double-digit positive returns, amid bouts of volatility, in the third calendar quarter, driven by the start of Fed monetary policy easing, interest rate cuts by the European Central Bank and Bank of England, a less hawkish stance by the Bank of Japan and the introduction of new stimulus measures in China. Global infrastructure securities gave back some of these gains in the fourth quarter after the Fed indicated 2025 rate cuts would likely come more slowly than previously forecast. Concerns about potential U.S. trade tariffs and geopolitical tensions also weighed on performance.

Top Contributors to Performance:

  An underweight position and security selection in the utilities sector contributed positively to the Fund’s performance versus its benchmark, the Dow Jones Brookfield Global Infrastructure Index (Index).

  The Fund’s relative overweight in Targa Resources, a midstream provider of natural gas and natural gas liquids, added to returns. Its shares gained on improved investor confidence in its long-term growth outlook, driven by strong Permian Basin production growth.

  Another notable contributor was the Fund’s overweight in DT Midstream, which owns and operates natural gas infrastructure. DT Midstream benefited from its exposure to increasing natural gas demand, stemming, in turn, from growing liquified natural gas exports and the build-out of data centers.

  The Fund was aided by an underweight position in Crown Castle, an owner and operator of wireless communications infrastructure. Between January and August 2024, the stock lagged the Index’s performance amid higher interest rates and weakness in U.S. telecommunications carrier activity. Additionally, the company is in the process of disposing of its fiber segment, and the elongated process, along with the low expected valuation for that business, weighed on the stock’s performance.

  Among country exposures, the Fund was helped most by security selection in the U.S. Stock selection in China, along with an underweight position in Mexico, also bolstered relative returns.

Top Detractors from Performance:

  Our allocation decisions detracted from the Fund’s relative performance overall. The Fund was hurt by overweight positions in the communications infrastructure and transportation infrastructure sectors. An underweight position in the energy infrastructure sector was also a drag on results.

  In terms of security selection, the Fund’s underweight position in diversified pipeline operator Kinder Morgan had a negative impact on performance. Kinder Morgan’s shares advanced on tailwinds associated with growing natural gas demand from incremental power needs stemming from data center growth.

  An underweight in ONEOK, one of the largest midstream service providers in the U.S., held back relative performance. Strong U.S. production growth boosted ONEOK’s share price.

  The Fund’s overweight position in SBA Communications, an owner and operator of wireless communications infrastructure, detracted from relative returns. Between January and August 2024, the stock lagged the Index’s performance amid higher interest rates and weakness in U.S. telecommunications carrier activity. Although the company’s share price rebounded after the Fed began easing monetary policy in September, it did not appreciate enough to overcome earlier losses.

  Among countries, the Fund’s underweight position and security selection in Canada detracted from relative returns. To a lesser extent, an overweight in France diminished performance.

Goldman Sachs Global Infrastructure Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)	MSCI® ACWI Index (Net, USD, Unhedged)
6/27/16	$10,000	$9,900	$10,000	$10,000
12/16	$10,030	$9,930	$10,227	$11,211
12/17	$11,179	$11,068	$11,842	$13,898
12/18	$10,066	$9,965	$10,910	$12,590
12/19	$13,117	$12,986	$14,040	$15,940
12/20	$12,489	$12,364	$13,061	$18,530
12/21	$14,397	$14,253	$15,657	$21,965
12/22	$13,203	$13,071	$14,620	$17,932
12/23	$13,725	$13,588	$15,280	$21,913
12/24	$15,124	$14,972	$16,804	$25,746

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class C Excluding sale charges (Commenced June 27, 2016)	10.19%	2.88%	4.97%
Class C Including sale charges (Commenced on June 27, 2016)	9.04%	2.88%	4.97%
Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)	9.98%	3.66%	6.28%
MSCI® ACWI Index (Net, USD, Unhedged)	17.49%	10.05%	11.74%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the MSCI® ACWI Index (Net, USD, Unhedged).

Goldman Sachs Global Infrastructure Fund

Class C

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$96,796,538
# of Portfolio Holdings	47
Portfolio Turnover Rate	32%
Total Net Advisory Fees Paid	$1,132,461

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Utilities	37.9%
Energy	32.3%
Industrials	15.3%
Real Estate	10.6%
Communication Services	2.3%
Money Market Instruments	0.6%

Goldman Sachs Global Infrastructure Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged) is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Infrastructure Fund

38148U825-AR-1224     Class C

Annual Shareholder Report

December 31, 2024

Goldman Sachs Global Infrastructure Fund

Class P: GGWPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Global Infrastructure Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$102	0.97%

How did the Fund perform and what affected its performance?

Global infrastructure securities generated strongly positive returns for the annual period overall, with market sentiment most influenced by inflationary trends and central bank monetary policy. In the first half of 2024, global infrastructure securities produced modestly negative returns, as persistent inflation dimmed hopes for a Federal Reserve (Fed) interest rate cut. They then posted double-digit positive returns, amid bouts of volatility, in the third calendar quarter, driven by the start of Fed monetary policy easing, interest rate cuts by the European Central Bank and Bank of England, a less hawkish stance by the Bank of Japan and the introduction of new stimulus measures in China. Global infrastructure securities gave back some of these gains in the fourth quarter after the Fed indicated 2025 rate cuts would likely come more slowly than previously forecast. Concerns about potential U.S. trade tariffs and geopolitical tensions also weighed on performance.

Top Contributors to Performance:

  An underweight position and security selection in the utilities sector contributed positively to the Fund’s performance versus its benchmark, the Dow Jones Brookfield Global Infrastructure Index (Index).

  The Fund’s relative overweight in Targa Resources, a midstream provider of natural gas and natural gas liquids, added to returns. Its shares gained on improved investor confidence in its long-term growth outlook, driven by strong Permian Basin production growth.

  Another notable contributor was the Fund’s overweight in DT Midstream, which owns and operates natural gas infrastructure. DT Midstream benefited from its exposure to increasing natural gas demand, stemming, in turn, from growing liquified natural gas exports and the build-out of data centers.

  The Fund was aided by an underweight position in Crown Castle, an owner and operator of wireless communications infrastructure. Between January and August 2024, the stock lagged the Index’s performance amid higher interest rates and weakness in U.S. telecommunications carrier activity. Additionally, the company is in the process of disposing of its fiber segment, and the elongated process, along with the low expected valuation for that business, weighed on the stock’s performance.

  Among country exposures, the Fund was helped most by security selection in the U.S. Stock selection in China, along with an underweight position in Mexico, also bolstered relative returns.

Top Detractors from Performance:

  Our allocation decisions detracted from the Fund’s relative performance overall. The Fund was hurt by overweight positions in the communications infrastructure and transportation infrastructure sectors. An underweight position in the energy infrastructure sector was also a drag on results.

  In terms of security selection, the Fund’s underweight position in diversified pipeline operator Kinder Morgan had a negative impact on performance. Kinder Morgan’s shares advanced on tailwinds associated with growing natural gas demand from incremental power needs stemming from data center growth.

  An underweight in ONEOK, one of the largest midstream service providers in the U.S., held back relative performance. Strong U.S. production growth boosted ONEOK’s share price.

  The Fund’s overweight position in SBA Communications, an owner and operator of wireless communications infrastructure, detracted from relative returns. Between January and August 2024, the stock lagged the Index’s performance amid higher interest rates and weakness in U.S. telecommunications carrier activity. Although the company’s share price rebounded after the Fed began easing monetary policy in September, it did not appreciate enough to overcome earlier losses.

  Among countries, the Fund’s underweight position and security selection in Canada detracted from relative returns. To a lesser extent, an overweight in France diminished performance.

Goldman Sachs Global Infrastructure Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)	MSCI® ACWI Index (Net, USD, Unhedged)
4/17/18	$10,000	$10,000	$10,000
12/18	$9,409	$9,496	$8,955
12/19	$12,398	$12,220	$11,337
12/20	$11,936	$11,369	$13,179
12/21	$13,924	$13,628	$15,623
12/22	$12,905	$12,725	$12,754
12/23	$13,572	$13,299	$15,586
12/24	$15,094	$14,627	$18,312

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	11.21%	4.01%	6.32%
Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)	9.98%	3.66%	5.83%
MSCI® ACWI Index (Net, USD, Unhedged)	17.49%	10.05%	9.43%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the MSCI® ACWI Index (Net, USD, Unhedged).

Goldman Sachs Global Infrastructure Fund

Class P

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$96,796,538
# of Portfolio Holdings	47
Portfolio Turnover Rate	32%
Total Net Advisory Fees Paid	$1,132,461

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Utilities	37.9%
Energy	32.3%
Industrials	15.3%
Real Estate	10.6%
Communication Services	2.3%
Money Market Instruments	0.6%

Goldman Sachs Global Infrastructure Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged) is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Infrastructure Fund

38150B756-AR-1224     Class P

Annual Shareholder Report

December 31, 2024

Goldman Sachs Global Infrastructure Fund

Class R6: GGIJX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Global Infrastructure Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$104	0.98%

How did the Fund perform and what affected its performance?

Global infrastructure securities generated strongly positive returns for the annual period overall, with market sentiment most influenced by inflationary trends and central bank monetary policy. In the first half of 2024, global infrastructure securities produced modestly negative returns, as persistent inflation dimmed hopes for a Federal Reserve (Fed) interest rate cut. They then posted double-digit positive returns, amid bouts of volatility, in the third calendar quarter, driven by the start of Fed monetary policy easing, interest rate cuts by the European Central Bank and Bank of England, a less hawkish stance by the Bank of Japan and the introduction of new stimulus measures in China. Global infrastructure securities gave back some of these gains in the fourth quarter after the Fed indicated 2025 rate cuts would likely come more slowly than previously forecast. Concerns about potential U.S. trade tariffs and geopolitical tensions also weighed on performance.

Top Contributors to Performance:

  An underweight position and security selection in the utilities sector contributed positively to the Fund’s performance versus its benchmark, the Dow Jones Brookfield Global Infrastructure Index (Index).

  The Fund’s relative overweight in Targa Resources, a midstream provider of natural gas and natural gas liquids, added to returns. Its shares gained on improved investor confidence in its long-term growth outlook, driven by strong Permian Basin production growth.

  Another notable contributor was the Fund’s overweight in DT Midstream, which owns and operates natural gas infrastructure. DT Midstream benefited from its exposure to increasing natural gas demand, stemming, in turn, from growing liquified natural gas exports and the build-out of data centers.

  The Fund was aided by an underweight position in Crown Castle, an owner and operator of wireless communications infrastructure. Between January and August 2024, the stock lagged the Index’s performance amid higher interest rates and weakness in U.S. telecommunications carrier activity. Additionally, the company is in the process of disposing of its fiber segment, and the elongated process, along with the low expected valuation for that business, weighed on the stock’s performance.

  Among country exposures, the Fund was helped most by security selection in the U.S. Stock selection in China, along with an underweight position in Mexico, also bolstered relative returns.

Top Detractors from Performance:

  Our allocation decisions detracted from the Fund’s relative performance overall. The Fund was hurt by overweight positions in the communications infrastructure and transportation infrastructure sectors. An underweight position in the energy infrastructure sector was also a drag on results.

  In terms of security selection, the Fund’s underweight position in diversified pipeline operator Kinder Morgan had a negative impact on performance. Kinder Morgan’s shares advanced on tailwinds associated with growing natural gas demand from incremental power needs stemming from data center growth.

  An underweight in ONEOK, one of the largest midstream service providers in the U.S., held back relative performance. Strong U.S. production growth boosted ONEOK’s share price.

  The Fund’s overweight position in SBA Communications, an owner and operator of wireless communications infrastructure, detracted from relative returns. Between January and August 2024, the stock lagged the Index’s performance amid higher interest rates and weakness in U.S. telecommunications carrier activity. Although the company’s share price rebounded after the Fed began easing monetary policy in September, it did not appreciate enough to overcome earlier losses.

  Among countries, the Fund’s underweight position and security selection in Canada detracted from relative returns. To a lesser extent, an overweight in France diminished performance.

Goldman Sachs Global Infrastructure Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)	MSCI® ACWI Index (Net, USD, Unhedged)
6/27/16	$10,000	$10,000	$10,000
12/16	$10,091	$10,227	$11,211
12/17	$11,377	$11,842	$13,898
12/18	$10,366	$10,910	$12,590
12/19	$13,645	$14,040	$15,940
12/20	$13,147	$13,061	$18,530
12/21	$15,323	$15,657	$21,965
12/22	$14,212	$14,620	$17,932
12/23	$14,936	$15,280	$21,913
12/24	$16,622	$16,804	$25,746

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class R6 (Commenced June 27, 2016)	11.29%	4.02%	6.14%
Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)	9.98%	3.66%	6.28%
MSCI® ACWI Index (Net, USD, Unhedged)	17.49%	10.05%	11.74%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the MSCI® ACWI Index (Net, USD, Unhedged).

Goldman Sachs Global Infrastructure Fund

Class R6

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$96,796,538
# of Portfolio Holdings	47
Portfolio Turnover Rate	32%
Total Net Advisory Fees Paid	$1,132,461

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Utilities	37.9%
Energy	32.3%
Industrials	15.3%
Real Estate	10.6%
Communication Services	2.3%
Money Market Instruments	0.6%

Goldman Sachs Global Infrastructure Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged) is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Infrastructure Fund

38148U775-AR-1224     Class R6

Annual Shareholder Report

December 31, 2024

Goldman Sachs Global Infrastructure Fund

Institutional Class: GGIDX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Global Infrastructure Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$104	0.98%

How did the Fund perform and what affected its performance?

Global infrastructure securities generated strongly positive returns for the annual period overall, with market sentiment most influenced by inflationary trends and central bank monetary policy. In the first half of 2024, global infrastructure securities produced modestly negative returns, as persistent inflation dimmed hopes for a Federal Reserve (Fed) interest rate cut. They then posted double-digit positive returns, amid bouts of volatility, in the third calendar quarter, driven by the start of Fed monetary policy easing, interest rate cuts by the European Central Bank and Bank of England, a less hawkish stance by the Bank of Japan and the introduction of new stimulus measures in China. Global infrastructure securities gave back some of these gains in the fourth quarter after the Fed indicated 2025 rate cuts would likely come more slowly than previously forecast. Concerns about potential U.S. trade tariffs and geopolitical tensions also weighed on performance.

Top Contributors to Performance:

  An underweight position and security selection in the utilities sector contributed positively to the Fund’s performance versus its benchmark, the Dow Jones Brookfield Global Infrastructure Index (Index).

  The Fund’s relative overweight in Targa Resources, a midstream provider of natural gas and natural gas liquids, added to returns. Its shares gained on improved investor confidence in its long-term growth outlook, driven by strong Permian Basin production growth.

  Another notable contributor was the Fund’s overweight in DT Midstream, which owns and operates natural gas infrastructure. DT Midstream benefited from its exposure to increasing natural gas demand, stemming, in turn, from growing liquified natural gas exports and the build-out of data centers.

  The Fund was aided by an underweight position in Crown Castle, an owner and operator of wireless communications infrastructure. Between January and August 2024, the stock lagged the Index’s performance amid higher interest rates and weakness in U.S. telecommunications carrier activity. Additionally, the company is in the process of disposing of its fiber segment, and the elongated process, along with the low expected valuation for that business, weighed on the stock’s performance.

  Among country exposures, the Fund was helped most by security selection in the U.S. Stock selection in China, along with an underweight position in Mexico, also bolstered relative returns.

Top Detractors from Performance:

  Our allocation decisions detracted from the Fund’s relative performance overall. The Fund was hurt by overweight positions in the communications infrastructure and transportation infrastructure sectors. An underweight position in the energy infrastructure sector was also a drag on results.

  In terms of security selection, the Fund’s underweight position in diversified pipeline operator Kinder Morgan had a negative impact on performance. Kinder Morgan’s shares advanced on tailwinds associated with growing natural gas demand from incremental power needs stemming from data center growth.

  An underweight in ONEOK, one of the largest midstream service providers in the U.S., held back relative performance. Strong U.S. production growth boosted ONEOK’s share price.

  The Fund’s overweight position in SBA Communications, an owner and operator of wireless communications infrastructure, detracted from relative returns. Between January and August 2024, the stock lagged the Index’s performance amid higher interest rates and weakness in U.S. telecommunications carrier activity. Although the company’s share price rebounded after the Fed began easing monetary policy in September, it did not appreciate enough to overcome earlier losses.

  Among countries, the Fund’s underweight position and security selection in Canada detracted from relative returns. To a lesser extent, an overweight in France diminished performance.

Goldman Sachs Global Infrastructure Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)	MSCI® ACWI Index (Net, USD, Unhedged)
6/27/16	$1,000,000	$1,000,000	$1,000,000
12/16	$1,008,900	$1,022,700	$1,121,100
12/17	$1,137,232	$1,184,184	$1,389,828
12/18	$1,036,132	$1,090,989	$1,259,045
12/19	$1,364,172	$1,403,994	$1,593,951
12/20	$1,314,516	$1,306,135	$1,852,968
12/21	$1,531,411	$1,565,665	$2,196,508
12/22	$1,420,537	$1,462,018	$1,793,229
12/23	$1,493,410	$1,527,955	$2,191,326
12/24	$1,661,419	$1,680,444	$2,574,589

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Institutional (Commenced June 27, 2016)	11.25%	4.01%	6.14%
Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)	9.98%	3.66%	6.28%
MSCI® ACWI Index (Net, USD, Unhedged)	17.49%	10.05%	11.74%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the MSCI® ACWI Index (Net, USD, Unhedged).

Goldman Sachs Global Infrastructure Fund

Institutional Class

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$96,796,538
# of Portfolio Holdings	47
Portfolio Turnover Rate	32%
Total Net Advisory Fees Paid	$1,132,461

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Utilities	37.9%
Energy	32.3%
Industrials	15.3%
Real Estate	10.6%
Communication Services	2.3%
Money Market Instruments	0.6%

Goldman Sachs Global Infrastructure Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged) is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Infrastructure Fund

38148U817-AR-1224     Institutional Class

Annual Shareholder Report

December 31, 2024

Goldman Sachs Global Infrastructure Fund

Investor Class: GGINX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Global Infrastructure Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$105	0.99%

How did the Fund perform and what affected its performance?

Global infrastructure securities generated strongly positive returns for the annual period overall, with market sentiment most influenced by inflationary trends and central bank monetary policy. In the first half of 2024, global infrastructure securities produced modestly negative returns, as persistent inflation dimmed hopes for a Federal Reserve (Fed) interest rate cut. They then posted double-digit positive returns, amid bouts of volatility, in the third calendar quarter, driven by the start of Fed monetary policy easing, interest rate cuts by the European Central Bank and Bank of England, a less hawkish stance by the Bank of Japan and the introduction of new stimulus measures in China. Global infrastructure securities gave back some of these gains in the fourth quarter after the Fed indicated 2025 rate cuts would likely come more slowly than previously forecast. Concerns about potential U.S. trade tariffs and geopolitical tensions also weighed on performance.

Top Contributors to Performance:

  An underweight position and security selection in the utilities sector contributed positively to the Fund’s performance versus its benchmark, the Dow Jones Brookfield Global Infrastructure Index (Index).

  The Fund’s relative overweight in Targa Resources, a midstream provider of natural gas and natural gas liquids, added to returns. Its shares gained on improved investor confidence in its long-term growth outlook, driven by strong Permian Basin production growth.

  Another notable contributor was the Fund’s overweight in DT Midstream, which owns and operates natural gas infrastructure. DT Midstream benefited from its exposure to increasing natural gas demand, stemming, in turn, from growing liquified natural gas exports and the build-out of data centers.

  The Fund was aided by an underweight position in Crown Castle, an owner and operator of wireless communications infrastructure. Between January and August 2024, the stock lagged the Index’s performance amid higher interest rates and weakness in U.S. telecommunications carrier activity. Additionally, the company is in the process of disposing of its fiber segment, and the elongated process, along with the low expected valuation for that business, weighed on the stock’s performance.

  Among country exposures, the Fund was helped most by security selection in the U.S. Stock selection in China, along with an underweight position in Mexico, also bolstered relative returns.

Top Detractors from Performance:

  Our allocation decisions detracted from the Fund’s relative performance overall. The Fund was hurt by overweight positions in the communications infrastructure and transportation infrastructure sectors. An underweight position in the energy infrastructure sector was also a drag on results.

  In terms of security selection, the Fund’s underweight position in diversified pipeline operator Kinder Morgan had a negative impact on performance. Kinder Morgan’s shares advanced on tailwinds associated with growing natural gas demand from incremental power needs stemming from data center growth.

  An underweight in ONEOK, one of the largest midstream service providers in the U.S., held back relative performance. Strong U.S. production growth boosted ONEOK’s share price.

  The Fund’s overweight position in SBA Communications, an owner and operator of wireless communications infrastructure, detracted from relative returns. Between January and August 2024, the stock lagged the Index’s performance amid higher interest rates and weakness in U.S. telecommunications carrier activity. Although the company’s share price rebounded after the Fed began easing monetary policy in September, it did not appreciate enough to overcome earlier losses.

  Among countries, the Fund’s underweight position and security selection in Canada detracted from relative returns. To a lesser extent, an overweight in France diminished performance.

Goldman Sachs Global Infrastructure Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)	MSCI® ACWI Index (Net, USD, Unhedged)
6/27/16	$10,000	$10,000	$10,000
12/16	$10,082	$10,227	$11,211
12/17	$11,348	$11,842	$13,898
12/18	$10,327	$10,910	$12,590
12/19	$13,579	$14,040	$15,940
12/20	$13,062	$13,061	$18,530
12/21	$15,215	$15,657	$21,965
12/22	$14,088	$14,620	$17,932
12/23	$14,792	$15,280	$21,913
12/24	$16,458	$16,804	$25,746

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Investor (Commenced June 27, 2016)	11.26%	3.91%	6.02%
Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)	9.98%	3.66%	6.28%
MSCI® ACWI Index (Net, USD, Unhedged)	17.49%	10.05%	11.74%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the MSCI® ACWI Index (Net, USD, Unhedged).

Goldman Sachs Global Infrastructure Fund

Investor Class

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$96,796,538
# of Portfolio Holdings	47
Portfolio Turnover Rate	32%
Total Net Advisory Fees Paid	$1,132,461

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Utilities	37.9%
Energy	32.3%
Industrials	15.3%
Real Estate	10.6%
Communication Services	2.3%
Money Market Instruments	0.6%

Goldman Sachs Global Infrastructure Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged) is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Infrastructure Fund

38148U791-AR-1224     Investor Class

Annual Shareholder Report

December 31, 2024

Goldman Sachs Global Real Estate Securities Fund

Class A: GARGX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Global Real Estate Securities Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$132	1.33%

How did the Fund perform and what affected its performance?

The global real estate securities market, as measured by the FTSE EPRA Nareit Developed Index (FTSE Index), generated positive but muted returns for 2024. Higher property charge-offs, elevated interest rates, uncertainty as to when interest rate cuts would begin, and higher than expected inflation dampened the global real estate securities market’s performance during the first half of the year. In the third quarter, global real estate stocks initially faced pressure due to weaker U.S. economic data and a Bank of Japan interest rate hike. However, cooling inflation supported a long awaited start of the U.S. Fed’s rate cutting cycle in September, followed by rate cuts in the U.K. and Europe. These, along with Japan’s less hawkish stance and China’s new stimulus measures, helped drive a rally by quarter end. In the fourth quarter, the FTSE Index fell as risks persisted, including geopolitical tensions, global monetary policy uncertainty and renewed inflationary pressures driven by U.S. tariff threats. Overall, the health care subsector was strongest. Industrial Real Estate Investment Trusts (REITs) were weakest. From a regional perspective, the North American real estate market was strongest. The European real estate market was weakest. At a country level, the U.S. was the strongest real estate market, and the U.K. was weakest.

Top Contributors to Performance:

  Subsector allocation and country allocation decisions overall contributed positively, albeit modestly, to the Fund’s relative results.

  From a subsector perspective, stock selection in diversified, hotel and health care contributed most positively. An underweight to triple net and an overweight to technology also added value as did having a position, though modest, in cash during an annual period when the FTSE Index was weak.

  From a country perspective, stock selection in Japan and Australia contributed most positively to relative results. An underweight in Singapore also helped.

  Relative to the FTSE Index, the top contributors to the Fund’s relative results were positions in Welltower, Equinix and AvalonBay Communities, each a U.S.-based company.

  An overweight in Welltower, a health care real estate company that offers senior housing, post-acute care and outpatient medical solutions, contributed most positively. Welltower benefited from having more than half of its portfolio in senior housing, which showed strong trends, with increasing occupancy and market rents. Welltower produced above average earnings and same-store net operating income.

  An overweight in Equinix, which owns and operates co-location data centers, proved beneficial, as consensus expectations of increasing pricing power, driven by limited supply in the data center space, drove up its stock price.

  An overweight in AvalonBay Communities added value, as the owner and operator of apartment properties delivered superior operating results among peers, benefitting from favorable supply-constrained coastal exposure and a subsector-leading development pipeline.

Top Detractors from Performance:

  Stock selection overall drove the Fund’s underperformance relative to the FTSE Index, especially in the technology, retail and residential subsectors. Underweights in retail and health care further dampened results.

  From a country perspective, stock selection in the U.S., the U.K. and Canada detracted most.

  Among those holdings detracting most from the Fund’s results relative to the FTSE Index were positions in Digital Realty Trust, InterRent Real Estate Investment Trust (InterRent) and Cellnex Telecom.

  An underweight in Digital Realty Trust, a U.S.-based owner and operator of data centers, detracted, as the data center industry saw strong demand from AI-led workloads, driving up pricing power for the owners of space.

  An overweight in new position InterRent, a provider of multifamily rental housing in Canada, detracted. News of possible immigration legislation in Canada negatively affected housing and apartment REITs there.

  An out-of-FTSE Index position in Cellnex Telecom, a market leader in European towers, detracted, as a sharp rise in risk-free rates in Europe led to underperformance of longer-dated assets like the cell towers Cellnex Telecom operates.

Goldman Sachs Global Real Estate Securities Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)	MSCI® ACWI Index (Net, USD, Unhedged)
8/31/15	$10,000	$9,450	$10,000	$10,000
12/15	$10,571	$9,990	$10,541	$10,122
12/16	$10,658	$10,072	$10,989	$10,918
12/17	$11,564	$10,928	$12,148	$13,535
12/18	$10,896	$10,297	$11,485	$12,261
12/19	$13,345	$12,611	$14,023	$15,522
12/20	$12,459	$11,773	$12,774	$18,045
12/21	$15,688	$14,825	$16,149	$21,390
12/22	$11,297	$10,676	$12,116	$17,463
12/23	$12,756	$12,055	$13,312	$21,340
12/24	$12,652	$11,956	$13,461	$25,072

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class A Excluding sale charges (Commenced August 31, 2015)	-0.82%	-1.06%	2.55%
Class A Including sale charges (Commenced on August 31, 2015)	-6.26%	-2.17%	1.93%
FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)	1.12%	-0.82%	3.23%
MSCI® ACWI Index (Net, USD, Unhedged)	17.49%	10.05%	10.34%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the MSCI® ACWI Index (Net, USD, Unhedged).

Goldman Sachs Global Real Estate Securities Fund

Class A

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$57,015,359
# of Portfolio Holdings	66
Portfolio Turnover Rate	51%
Total Net Advisory Fees Paid	$820,908

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Real Estate	99.7%
Communication Services	0.9%
Consumer Discretionary	0.6%
Money Market Instruments	0.0%

Goldman Sachs Global Real Estate Securities Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, are trade mark(s) of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Real Estate Securities Fund

38148U767-AR-1224     Class A

Annual Shareholder Report

December 31, 2024

Goldman Sachs Global Real Estate Securities Fund

Class C: GARKX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Global Real Estate Securities Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$206	2.08%

How did the Fund perform and what affected its performance?

The global real estate securities market, as measured by the FTSE EPRA Nareit Developed Index (FTSE Index), generated positive but muted returns for 2024. Higher property charge-offs, elevated interest rates, uncertainty as to when interest rate cuts would begin, and higher than expected inflation dampened the global real estate securities market’s performance during the first half of the year. In the third quarter, global real estate stocks initially faced pressure due to weaker U.S. economic data and a Bank of Japan interest rate hike. However, cooling inflation supported a long awaited start of the U.S. Fed’s rate cutting cycle in September, followed by rate cuts in the U.K. and Europe. These, along with Japan’s less hawkish stance and China’s new stimulus measures, helped drive a rally by quarter end. In the fourth quarter, the FTSE Index fell as risks persisted, including geopolitical tensions, global monetary policy uncertainty and renewed inflationary pressures driven by U.S. tariff threats. Overall, the health care subsector was strongest. Industrial Real Estate Investment Trusts (REITs) were weakest. From a regional perspective, the North American real estate market was strongest. The European real estate market was weakest. At a country level, the U.S. was the strongest real estate market, and the U.K. was weakest.

Top Contributors to Performance:

  Subsector allocation and country allocation decisions overall contributed positively, albeit modestly, to the Fund’s relative results.

  From a subsector perspective, stock selection in diversified, hotel and health care contributed most positively. An underweight to triple net and an overweight to technology also added value as did having a position, though modest, in cash during an annual period when the FTSE Index was weak.

  From a country perspective, stock selection in Japan and Australia contributed most positively to relative results. An underweight in Singapore also helped.

  Relative to the FTSE Index, the top contributors to the Fund’s relative results were positions in Welltower, Equinix and AvalonBay Communities, each a U.S.-based company.

  An overweight in Welltower, a health care real estate company that offers senior housing, post-acute care and outpatient medical solutions, contributed most positively. Welltower benefited from having more than half of its portfolio in senior housing, which showed strong trends, with increasing occupancy and market rents. Welltower produced above average earnings and same-store net operating income.

  An overweight in Equinix, which owns and operates co-location data centers, proved beneficial, as consensus expectations of increasing pricing power, driven by limited supply in the data center space, drove up its stock price.

  An overweight in AvalonBay Communities added value, as the owner and operator of apartment properties delivered superior operating results among peers, benefitting from favorable supply-constrained coastal exposure and a subsector-leading development pipeline.

Top Detractors from Performance:

  Stock selection overall drove the Fund’s underperformance relative to the FTSE Index, especially in the technology, retail and residential subsectors. Underweights in retail and health care further dampened results.

  From a country perspective, stock selection in the U.S., the U.K. and Canada detracted most.

  Among those holdings detracting most from the Fund’s results relative to the FTSE Index were positions in Digital Realty Trust, InterRent Real Estate Investment Trust (InterRent) and Cellnex Telecom.

  An underweight in Digital Realty Trust, a U.S.-based owner and operator of data centers, detracted, as the data center industry saw strong demand from AI-led workloads, driving up pricing power for the owners of space.

  An overweight in new position InterRent, a provider of multifamily rental housing in Canada, detracted. News of possible immigration legislation in Canada negatively affected housing and apartment REITs there.

  An out-of-FTSE Index position in Cellnex Telecom, a market leader in European towers, detracted, as a sharp rise in risk-free rates in Europe led to underperformance of longer-dated assets like the cell towers Cellnex Telecom operates.

Goldman Sachs Global Real Estate Securities Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)	MSCI® ACWI Index (Net, USD, Unhedged)
8/31/15	$10,000	$9,900	$10,000	$10,000
12/15	$10,541	$10,436	$10,541	$10,122
12/16	$10,553	$10,447	$10,989	$10,918
12/17	$11,367	$11,254	$12,148	$13,535
12/18	$10,634	$10,528	$11,485	$12,261
12/19	$12,931	$12,802	$14,023	$15,522
12/20	$11,973	$11,853	$12,774	$18,045
12/21	$14,967	$14,818	$16,149	$21,390
12/22	$10,694	$10,587	$12,116	$17,463
12/23	$11,981	$11,861	$13,312	$21,340
12/24	$11,807	$11,689	$13,461	$25,072

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class C Excluding sale charges (Commenced August 31, 2015)	-1.45%	-1.80%	1.79%
Class C Including sale charges (Commenced on August 31, 2015)	-2.44%	-1.80%	1.79%
FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)	1.12%	-0.82%	3.23%
MSCI® ACWI Index (Net, USD, Unhedged)	17.49%	10.05%	10.34%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the MSCI® ACWI Index (Net, USD, Unhedged).

Goldman Sachs Global Real Estate Securities Fund

Class C

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$57,015,359
# of Portfolio Holdings	66
Portfolio Turnover Rate	51%
Total Net Advisory Fees Paid	$820,908

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Real Estate	99.7%
Communication Services	0.9%
Consumer Discretionary	0.6%
Money Market Instruments	0.0%

Goldman Sachs Global Real Estate Securities Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, are trade mark(s) of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Real Estate Securities Fund

38148U759-AR-1224     Class C

Annual Shareholder Report

December 31, 2024

Goldman Sachs Global Real Estate Securities Fund

Class P: GGUPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Global Real Estate Securities Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$106	1.06%

How did the Fund perform and what affected its performance?

The global real estate securities market, as measured by the FTSE EPRA Nareit Developed Index (FTSE Index), generated positive but muted returns for 2024. Higher property charge-offs, elevated interest rates, uncertainty as to when interest rate cuts would begin, and higher than expected inflation dampened the global real estate securities market’s performance during the first half of the year. In the third quarter, global real estate stocks initially faced pressure due to weaker U.S. economic data and a Bank of Japan interest rate hike. However, cooling inflation supported a long awaited start of the U.S. Fed’s rate cutting cycle in September, followed by rate cuts in the U.K. and Europe. These, along with Japan’s less hawkish stance and China’s new stimulus measures, helped drive a rally by quarter end. In the fourth quarter, the FTSE Index fell as risks persisted, including geopolitical tensions, global monetary policy uncertainty and renewed inflationary pressures driven by U.S. tariff threats. Overall, the health care subsector was strongest. Industrial Real Estate Investment Trusts (REITs) were weakest. From a regional perspective, the North American real estate market was strongest. The European real estate market was weakest. At a country level, the U.S. was the strongest real estate market, and the U.K. was weakest.

Top Contributors to Performance:

  Subsector allocation and country allocation decisions overall contributed positively, albeit modestly, to the Fund’s relative results.

  From a subsector perspective, stock selection in diversified, hotel and health care contributed most positively. An underweight to triple net and an overweight to technology also added value as did having a position, though modest, in cash during an annual period when the FTSE Index was weak.

  From a country perspective, stock selection in Japan and Australia contributed most positively to relative results. An underweight in Singapore also helped.

  Relative to the FTSE Index, the top contributors to the Fund’s relative results were positions in Welltower, Equinix and AvalonBay Communities, each a U.S.-based company.

  An overweight in Welltower, a health care real estate company that offers senior housing, post-acute care and outpatient medical solutions, contributed most positively. Welltower benefited from having more than half of its portfolio in senior housing, which showed strong trends, with increasing occupancy and market rents. Welltower produced above average earnings and same-store net operating income.

  An overweight in Equinix, which owns and operates co-location data centers, proved beneficial, as consensus expectations of increasing pricing power, driven by limited supply in the data center space, drove up its stock price.

  An overweight in AvalonBay Communities added value, as the owner and operator of apartment properties delivered superior operating results among peers, benefitting from favorable supply-constrained coastal exposure and a subsector-leading development pipeline.

Top Detractors from Performance:

  Stock selection overall drove the Fund’s underperformance relative to the FTSE Index, especially in the technology, retail and residential subsectors. Underweights in retail and health care further dampened results.

  From a country perspective, stock selection in the U.S., the U.K. and Canada detracted most.

  Among those holdings detracting most from the Fund’s results relative to the FTSE Index were positions in Digital Realty Trust, InterRent Real Estate Investment Trust (InterRent) and Cellnex Telecom.

  An underweight in Digital Realty Trust, a U.S.-based owner and operator of data centers, detracted, as the data center industry saw strong demand from AI-led workloads, driving up pricing power for the owners of space.

  An overweight in new position InterRent, a provider of multifamily rental housing in Canada, detracted. News of possible immigration legislation in Canada negatively affected housing and apartment REITs there.

  An out-of-FTSE Index position in Cellnex Telecom, a market leader in European towers, detracted, as a sharp rise in risk-free rates in Europe led to underperformance of longer-dated assets like the cell towers Cellnex Telecom operates.

Goldman Sachs Global Real Estate Securities Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)	MSCI® ACWI Index (Net, USD, Unhedged)
4/17/18	$10,000	$10,000	$10,000
12/18	$9,731	$9,788	$8,955
12/19	$11,967	$11,951	$11,337
12/20	$11,204	$10,886	$13,179
12/21	$14,170	$13,762	$15,623
12/22	$10,234	$10,326	$12,754
12/23	$11,604	$11,345	$15,586
12/24	$11,562	$11,472	$18,312

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	-0.36%	-0.68%	2.19%
FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)	1.12%	-0.82%	2.06%
MSCI® ACWI Index (Net, USD, Unhedged)	17.49%	10.05%	9.43%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the MSCI® ACWI Index (Net, USD, Unhedged).

Goldman Sachs Global Real Estate Securities Fund

Class P

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$57,015,359
# of Portfolio Holdings	66
Portfolio Turnover Rate	51%
Total Net Advisory Fees Paid	$820,908

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Real Estate	99.7%
Communication Services	0.9%
Consumer Discretionary	0.6%
Money Market Instruments	0.0%

Goldman Sachs Global Real Estate Securities Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, are trade mark(s) of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Real Estate Securities Fund

38150B731-AR-1224     Class P

Annual Shareholder Report

December 31, 2024

Goldman Sachs Global Real Estate Securities Fund

Class R6: GARVX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Global Real Estate Securities Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$97	0.97%

How did the Fund perform and what affected its performance?

The global real estate securities market, as measured by the FTSE EPRA Nareit Developed Index (FTSE Index), generated positive but muted returns for 2024. Higher property charge-offs, elevated interest rates, uncertainty as to when interest rate cuts would begin, and higher than expected inflation dampened the global real estate securities market’s performance during the first half of the year. In the third quarter, global real estate stocks initially faced pressure due to weaker U.S. economic data and a Bank of Japan interest rate hike. However, cooling inflation supported a long awaited start of the U.S. Fed’s rate cutting cycle in September, followed by rate cuts in the U.K. and Europe. These, along with Japan’s less hawkish stance and China’s new stimulus measures, helped drive a rally by quarter end. In the fourth quarter, the FTSE Index fell as risks persisted, including geopolitical tensions, global monetary policy uncertainty and renewed inflationary pressures driven by U.S. tariff threats. Overall, the health care subsector was strongest. Industrial Real Estate Investment Trusts (REITs) were weakest. From a regional perspective, the North American real estate market was strongest. The European real estate market was weakest. At a country level, the U.S. was the strongest real estate market, and the U.K. was weakest.

Top Contributors to Performance:

  Subsector allocation and country allocation decisions overall contributed positively, albeit modestly, to the Fund’s relative results.

  From a subsector perspective, stock selection in diversified, hotel and health care contributed most positively. An underweight to triple net and an overweight to technology also added value as did having a position, though modest, in cash during an annual period when the FTSE Index was weak.

  From a country perspective, stock selection in Japan and Australia contributed most positively to relative results. An underweight in Singapore also helped.

  Relative to the FTSE Index, the top contributors to the Fund’s relative results were positions in Welltower, Equinix and AvalonBay Communities, each a U.S.-based company.

  An overweight in Welltower, a health care real estate company that offers senior housing, post-acute care and outpatient medical solutions, contributed most positively. Welltower benefited from having more than half of its portfolio in senior housing, which showed strong trends, with increasing occupancy and market rents. Welltower produced above average earnings and same-store net operating income.

  An overweight in Equinix, which owns and operates co-location data centers, proved beneficial, as consensus expectations of increasing pricing power, driven by limited supply in the data center space, drove up its stock price.

  An overweight in AvalonBay Communities added value, as the owner and operator of apartment properties delivered superior operating results among peers, benefitting from favorable supply-constrained coastal exposure and a subsector-leading development pipeline.

Top Detractors from Performance:

  Stock selection overall drove the Fund’s underperformance relative to the FTSE Index, especially in the technology, retail and residential subsectors. Underweights in retail and health care further dampened results.

  From a country perspective, stock selection in the U.S., the U.K. and Canada detracted most.

  Among those holdings detracting most from the Fund’s results relative to the FTSE Index were positions in Digital Realty Trust, InterRent Real Estate Investment Trust (InterRent) and Cellnex Telecom.

  An underweight in Digital Realty Trust, a U.S.-based owner and operator of data centers, detracted, as the data center industry saw strong demand from AI-led workloads, driving up pricing power for the owners of space.

  An overweight in new position InterRent, a provider of multifamily rental housing in Canada, detracted. News of possible immigration legislation in Canada negatively affected housing and apartment REITs there.

  An out-of-FTSE Index position in Cellnex Telecom, a market leader in European towers, detracted, as a sharp rise in risk-free rates in Europe led to underperformance of longer-dated assets like the cell towers Cellnex Telecom operates.

Goldman Sachs Global Real Estate Securities Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)	MSCI® ACWI Index (Net, USD, Unhedged)
8/31/15	$10,000	$10,000	$10,000
12/15	$10,582	$10,541	$10,122
12/16	$10,722	$10,989	$10,918
12/17	$11,683	$12,148	$13,535
12/18	$11,048	$11,485	$12,261
12/19	$13,586	$14,023	$15,522
12/20	$12,732	$12,774	$18,045
12/21	$16,100	$16,149	$21,390
12/22	$11,631	$12,116	$17,463
12/23	$13,187	$13,312	$21,340
12/24	$13,139	$13,461	$25,072

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class R6 (Commenced August 31, 2015)	-0.36%	-0.66%	2.96%
FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)	1.12%	-0.82%	3.23%
MSCI® ACWI Index (Net, USD, Unhedged)	17.49%	10.05%	10.34%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the MSCI® ACWI Index (Net, USD, Unhedged).

Goldman Sachs Global Real Estate Securities Fund

Class R6

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$57,015,359
# of Portfolio Holdings	66
Portfolio Turnover Rate	51%
Total Net Advisory Fees Paid	$820,908

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Real Estate	99.7%
Communication Services	0.9%
Consumer Discretionary	0.6%
Money Market Instruments	0.0%

Goldman Sachs Global Real Estate Securities Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, are trade mark(s) of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Real Estate Securities Fund

38148U718-AR-1224     Class R6

Annual Shareholder Report

December 31, 2024

Goldman Sachs Global Real Estate Securities Fund

Institutional Class: GARSX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Global Real Estate Securities Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$98	0.98%

How did the Fund perform and what affected its performance?

The global real estate securities market, as measured by the FTSE EPRA Nareit Developed Index (FTSE Index), generated positive but muted returns for 2024. Higher property charge-offs, elevated interest rates, uncertainty as to when interest rate cuts would begin, and higher than expected inflation dampened the global real estate securities market’s performance during the first half of the year. In the third quarter, global real estate stocks initially faced pressure due to weaker U.S. economic data and a Bank of Japan interest rate hike. However, cooling inflation supported a long awaited start of the U.S. Fed’s rate cutting cycle in September, followed by rate cuts in the U.K. and Europe. These, along with Japan’s less hawkish stance and China’s new stimulus measures, helped drive a rally by quarter end. In the fourth quarter, the FTSE Index fell as risks persisted, including geopolitical tensions, global monetary policy uncertainty and renewed inflationary pressures driven by U.S. tariff threats. Overall, the health care subsector was strongest. Industrial Real Estate Investment Trusts (REITs) were weakest. From a regional perspective, the North American real estate market was strongest. The European real estate market was weakest. At a country level, the U.S. was the strongest real estate market, and the U.K. was weakest.

Top Contributors to Performance:

  Subsector allocation and country allocation decisions overall contributed positively, albeit modestly, to the Fund’s relative results.

  From a subsector perspective, stock selection in diversified, hotel and health care contributed most positively. An underweight to triple net and an overweight to technology also added value as did having a position, though modest, in cash during an annual period when the FTSE Index was weak.

  From a country perspective, stock selection in Japan and Australia contributed most positively to relative results. An underweight in Singapore also helped.

  Relative to the FTSE Index, the top contributors to the Fund’s relative results were positions in Welltower, Equinix and AvalonBay Communities, each a U.S.-based company.

  An overweight in Welltower, a health care real estate company that offers senior housing, post-acute care and outpatient medical solutions, contributed most positively. Welltower benefited from having more than half of its portfolio in senior housing, which showed strong trends, with increasing occupancy and market rents. Welltower produced above average earnings and same-store net operating income.

  An overweight in Equinix, which owns and operates co-location data centers, proved beneficial, as consensus expectations of increasing pricing power, driven by limited supply in the data center space, drove up its stock price.

  An overweight in AvalonBay Communities added value, as the owner and operator of apartment properties delivered superior operating results among peers, benefitting from favorable supply-constrained coastal exposure and a subsector-leading development pipeline.

Top Detractors from Performance:

  Stock selection overall drove the Fund’s underperformance relative to the FTSE Index, especially in the technology, retail and residential subsectors. Underweights in retail and health care further dampened results.

  From a country perspective, stock selection in the U.S., the U.K. and Canada detracted most.

  Among those holdings detracting most from the Fund’s results relative to the FTSE Index were positions in Digital Realty Trust, InterRent Real Estate Investment Trust (InterRent) and Cellnex Telecom.

  An underweight in Digital Realty Trust, a U.S.-based owner and operator of data centers, detracted, as the data center industry saw strong demand from AI-led workloads, driving up pricing power for the owners of space.

  An overweight in new position InterRent, a provider of multifamily rental housing in Canada, detracted. News of possible immigration legislation in Canada negatively affected housing and apartment REITs there.

  An out-of-FTSE Index position in Cellnex Telecom, a market leader in European towers, detracted, as a sharp rise in risk-free rates in Europe led to underperformance of longer-dated assets like the cell towers Cellnex Telecom operates.

Goldman Sachs Global Real Estate Securities Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)	MSCI® ACWI Index (Net, USD, Unhedged)
8/31/15	$1,000,000	$1,000,000	$1,000,000
12/15	$1,058,100	$1,054,100	$1,012,200
12/16	$1,071,855	$1,098,899	$1,091,759
12/17	$1,167,894	$1,214,833	$1,353,454
12/18	$1,104,710	$1,148,503	$1,226,094
12/19	$1,357,800	$1,402,322	$1,552,234
12/20	$1,272,530	$1,277,376	$1,804,473
12/21	$1,608,223	$1,614,858	$2,139,022
12/22	$1,162,424	$1,211,628	$1,746,297
12/23	$1,315,980	$1,331,216	$2,133,975
12/24	$1,311,111	$1,346,125	$2,507,208

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Institutional (Commenced August 31, 2015)	-0.37%	-0.69%	2.94%
FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)	1.12%	-0.82%	3.23%
MSCI® ACWI Index (Net, USD, Unhedged)	17.49%	10.05%	10.34%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the MSCI® ACWI Index (Net, USD, Unhedged).

Goldman Sachs Global Real Estate Securities Fund

Institutional Class

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$57,015,359
# of Portfolio Holdings	66
Portfolio Turnover Rate	51%
Total Net Advisory Fees Paid	$820,908

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Real Estate	99.7%
Communication Services	0.9%
Consumer Discretionary	0.6%
Money Market Instruments	0.0%

Goldman Sachs Global Real Estate Securities Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, are trade mark(s) of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Real Estate Securities Fund

38148U742-AR-1224     Institutional Class

Annual Shareholder Report

December 31, 2024

Goldman Sachs Global Real Estate Securities Fund

Investor Class: GARJX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Global Real Estate Securities Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$108	1.08%

How did the Fund perform and what affected its performance?

The global real estate securities market, as measured by the FTSE EPRA Nareit Developed Index (FTSE Index), generated positive but muted returns for 2024. Higher property charge-offs, elevated interest rates, uncertainty as to when interest rate cuts would begin, and higher than expected inflation dampened the global real estate securities market’s performance during the first half of the year. In the third quarter, global real estate stocks initially faced pressure due to weaker U.S. economic data and a Bank of Japan interest rate hike. However, cooling inflation supported a long awaited start of the U.S. Fed’s rate cutting cycle in September, followed by rate cuts in the U.K. and Europe. These, along with Japan’s less hawkish stance and China’s new stimulus measures, helped drive a rally by quarter end. In the fourth quarter, the FTSE Index fell as risks persisted, including geopolitical tensions, global monetary policy uncertainty and renewed inflationary pressures driven by U.S. tariff threats. Overall, the health care subsector was strongest. Industrial Real Estate Investment Trusts (REITs) were weakest. From a regional perspective, the North American real estate market was strongest. The European real estate market was weakest. At a country level, the U.S. was the strongest real estate market, and the U.K. was weakest.

Top Contributors to Performance:

  Subsector allocation and country allocation decisions overall contributed positively, albeit modestly, to the Fund’s relative results.

  From a subsector perspective, stock selection in diversified, hotel and health care contributed most positively. An underweight to triple net and an overweight to technology also added value as did having a position, though modest, in cash during an annual period when the FTSE Index was weak.

  From a country perspective, stock selection in Japan and Australia contributed most positively to relative results. An underweight in Singapore also helped.

  Relative to the FTSE Index, the top contributors to the Fund’s relative results were positions in Welltower, Equinix and AvalonBay Communities, each a U.S.-based company.

  An overweight in Welltower, a health care real estate company that offers senior housing, post-acute care and outpatient medical solutions, contributed most positively. Welltower benefited from having more than half of its portfolio in senior housing, which showed strong trends, with increasing occupancy and market rents. Welltower produced above average earnings and same-store net operating income.

  An overweight in Equinix, which owns and operates co-location data centers, proved beneficial, as consensus expectations of increasing pricing power, driven by limited supply in the data center space, drove up its stock price.

  An overweight in AvalonBay Communities added value, as the owner and operator of apartment properties delivered superior operating results among peers, benefitting from favorable supply-constrained coastal exposure and a subsector-leading development pipeline.

Top Detractors from Performance:

  Stock selection overall drove the Fund’s underperformance relative to the FTSE Index, especially in the technology, retail and residential subsectors. Underweights in retail and health care further dampened results.

  From a country perspective, stock selection in the U.S., the U.K. and Canada detracted most.

  Among those holdings detracting most from the Fund’s results relative to the FTSE Index were positions in Digital Realty Trust, InterRent Real Estate Investment Trust (InterRent) and Cellnex Telecom.

  An underweight in Digital Realty Trust, a U.S.-based owner and operator of data centers, detracted, as the data center industry saw strong demand from AI-led workloads, driving up pricing power for the owners of space.

  An overweight in new position InterRent, a provider of multifamily rental housing in Canada, detracted. News of possible immigration legislation in Canada negatively affected housing and apartment REITs there.

  An out-of-FTSE Index position in Cellnex Telecom, a market leader in European towers, detracted, as a sharp rise in risk-free rates in Europe led to underperformance of longer-dated assets like the cell towers Cellnex Telecom operates.

Goldman Sachs Global Real Estate Securities Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)	MSCI® ACWI Index (Net, USD, Unhedged)
8/31/15	$10,000	$10,000	$10,000
12/15	$10,578	$10,541	$10,122
12/16	$10,690	$10,989	$10,918
12/17	$11,631	$12,148	$13,535
12/18	$10,991	$11,485	$12,261
12/19	$13,496	$14,023	$15,522
12/20	$12,634	$12,774	$18,045
12/21	$15,944	$16,149	$21,390
12/22	$11,503	$12,116	$17,463
12/23	$13,019	$13,312	$21,340
12/24	$12,961	$13,461	$25,072

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Investor (Commenced August 31, 2015)	-0.45%	-0.80%	2.81%
FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)	1.12%	-0.82%	3.23%
MSCI® ACWI Index (Net, USD, Unhedged)	17.49%	10.05%	10.34%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the MSCI® ACWI Index (Net, USD, Unhedged).

Goldman Sachs Global Real Estate Securities Fund

Investor Class

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$57,015,359
# of Portfolio Holdings	66
Portfolio Turnover Rate	51%
Total Net Advisory Fees Paid	$820,908

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Real Estate	99.7%
Communication Services	0.9%
Consumer Discretionary	0.6%
Money Market Instruments	0.0%

Goldman Sachs Global Real Estate Securities Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, are trade mark(s) of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Real Estate Securities Fund

38148U734-AR-1224     Investor Class

Annual Shareholder Report

December 31, 2024

Goldman Sachs International Tax-Managed Equity Fund

Class A: GATMX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$125	1.21%

How did the Fund perform and what affected its performance?

For the first three quarters of 2024, the broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally led a number of central banks, including the U.S. Federal Reserve, to begin easing monetary policy. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports, excitement over artificial intelligence capabilities and economic stimulus in China. International equities then fell significantly in the fourth quarter amid trade tariff worries after Trump’s U.S. presidential election victory, recession concerns and political uncertainty, particularly in France and Germany.

Top Contributors to Performance:

  All four of our quantitative model’s investment themes contributed positively to the Fund’s performance versus its benchmark, the MSCI EAFE Index (Index). We use our quantitative model and four investment themes to take a long-term view of market patterns and look for inefficiencies, selecting stocks for the Fund and overweighting or underweighting the ones chosen by the model.

  The Market Themes & Trends and Sentiment Analysis investment themes added most to the Fund’s relative returns, followed at some distance by the Fundamental Mispricings and High Quality Business Models investment themes.

  At the sector level, stock selection in industrials and consumer staples bolstered relative performance.

  The Fund benefited from overweight positions in Siemens Energy, a German energy technology company; Rolls-Royce Holdings, a British aerospace and defense company; and Kongsberg Gruppen, a Norway-based provider of high-technology solutions, primarily to the maritime and defense markets.

  The overweights in Siemens Energy, Rolls-Royce Holdings and Kongsberg Gruppen were driven mostly by the Market Themes & Trends and High Quality Business Models investment themes.

Top Detractors from Performance:

  Investments in the communication services and information technology sectors had a modestly negative impact on the Fund’s relative performance.

  The Fund was hampered by an overweight position in Aker BP as well as by underweight positions in Recruit Holdings and HSBC Holdings.

  We decided to overweight Aker BP, a Norwegian oil exploration and development company, mainly because of the High Quality Business Models and Sentiment Analysis investment themes.

  The Fundamental Mispricings and Market Themes & Trends investment themes were largely responsible for the Fund’s underweight in Recruit Holdings, a Japanese provider of staffing, promotional media, human resource media and information technology solutions.

  The Fund was underweight HSBC Holdings, a British bank and financial services group, due mostly to the Sentiment Analysis and High Quality Business Models investment themes.

Goldman Sachs International Tax-Managed Equity Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	MSCI EAFE Index (Net, USD, Unhedged)
1/1/15	$10,000	$9,450	$10,000
12/15	$10,377	$9,806	$9,919
12/16	$10,475	$9,898	$10,018
12/17	$13,496	$12,754	$12,526
12/18	$11,221	$10,604	$10,798
12/19	$13,315	$12,582	$13,175
12/20	$14,617	$13,813	$14,205
12/21	$16,374	$15,473	$15,805
12/22	$13,859	$13,097	$13,521
12/23	$16,625	$15,711	$15,987
12/24	$17,621	$16,652	$16,598

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	5.99%	5.76%	5.82%
Class A Including sale charges	0.15%	4.57%	5.23%
MSCI EAFE Index (Net, USD, Unhedged)	3.82%	4.72%	5.19%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Tax-Managed Equity Fund

Class A

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$912,350,711
# of Portfolio Holdings	266
Portfolio Turnover Rate	191%
Total Net Advisory Fees Paid	$7,718,100

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	23.3%
Industrials	19.4%
Health Care	13.2%
Consumer Discretionary	11.5%
Information Technology	10.3%
Consumer Staples	7.0%
Materials	4.6%
Communication Services	3.4%
Energy	2.0%
Other	3.0%

Goldman Sachs International Tax-Managed Equity Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits)even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Tax-Managed Equity Fund

38144N528-AR-1224     Class A

Annual Shareholder Report

December 31, 2024

Goldman Sachs International Tax-Managed Equity Fund

Class C: GCTMX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$201	1.96%

How did the Fund perform and what affected its performance?

For the first three quarters of 2024, the broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally led a number of central banks, including the U.S. Federal Reserve, to begin easing monetary policy. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports, excitement over artificial intelligence capabilities and economic stimulus in China. International equities then fell significantly in the fourth quarter amid trade tariff worries after Trump’s U.S. presidential election victory, recession concerns and political uncertainty, particularly in France and Germany.

Top Contributors to Performance:

  All four of our quantitative model’s investment themes contributed positively to the Fund’s performance versus its benchmark, the MSCI EAFE Index (Index). We use our quantitative model and four investment themes to take a long-term view of market patterns and look for inefficiencies, selecting stocks for the Fund and overweighting or underweighting the ones chosen by the model.

  The Market Themes & Trends and Sentiment Analysis investment themes added most to the Fund’s relative returns, followed at some distance by the Fundamental Mispricings and High Quality Business Models investment themes.

  At the sector level, stock selection in industrials and consumer staples bolstered relative performance.

  The Fund benefited from overweight positions in Siemens Energy, a German energy technology company; Rolls-Royce Holdings, a British aerospace and defense company; and Kongsberg Gruppen, a Norway-based provider of high-technology solutions, primarily to the maritime and defense markets.

  The overweights in Siemens Energy, Rolls-Royce Holdings and Kongsberg Gruppen were driven mostly by the Market Themes & Trends and High Quality Business Models investment themes.

Top Detractors from Performance:

  Investments in the communication services and information technology sectors had a modestly negative impact on the Fund’s relative performance.

  The Fund was hampered by an overweight position in Aker BP as well as by underweight positions in Recruit Holdings and HSBC Holdings.

  We decided to overweight Aker BP, a Norwegian oil exploration and development company, mainly because of the High Quality Business Models and Sentiment Analysis investment themes.

  The Fundamental Mispricings and Market Themes & Trends investment themes were largely responsible for the Fund’s underweight in Recruit Holdings, a Japanese provider of staffing, promotional media, human resource media and information technology solutions.

  The Fund was underweight HSBC Holdings, a British bank and financial services group, due mostly to the Sentiment Analysis and High Quality Business Models investment themes.

Goldman Sachs International Tax-Managed Equity Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	MSCI EAFE Index (Net, USD, Unhedged)
1/1/15	$10,000	$9,900	$10,000
12/15	$10,307	$10,204	$9,919
12/16	$10,318	$10,215	$10,018
12/17	$13,192	$13,060	$12,526
12/18	$10,898	$10,789	$10,798
12/19	$12,831	$12,703	$13,175
12/20	$13,974	$13,835	$14,205
12/21	$15,538	$15,383	$15,805
12/22	$13,058	$12,928	$13,521
12/23	$15,537	$15,381	$15,987
12/24	$16,349	$16,186	$16,598

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C Excluding sale charges	5.23%	4.96%	5.04%
Class C Including sale charges	4.21%	4.96%	5.04%
MSCI EAFE Index (Net, USD, Unhedged)	3.82%	4.72%	5.19%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Tax-Managed Equity Fund

Class C

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$912,350,711
# of Portfolio Holdings	266
Portfolio Turnover Rate	191%
Total Net Advisory Fees Paid	$7,718,100

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	23.3%
Industrials	19.4%
Health Care	13.2%
Consumer Discretionary	11.5%
Information Technology	10.3%
Consumer Staples	7.0%
Materials	4.6%
Communication Services	3.4%
Energy	2.0%
Other	3.0%

Goldman Sachs International Tax-Managed Equity Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits)even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Tax-Managed Equity Fund

38144N510-AR-1224     Class C

Annual Shareholder Report

December 31, 2024

Goldman Sachs International Tax-Managed Equity Fund

Class P: GGCPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$92	0.89%

How did the Fund perform and what affected its performance?

For the first three quarters of 2024, the broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally led a number of central banks, including the U.S. Federal Reserve, to begin easing monetary policy. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports, excitement over artificial intelligence capabilities and economic stimulus in China. International equities then fell significantly in the fourth quarter amid trade tariff worries after Trump’s U.S. presidential election victory, recession concerns and political uncertainty, particularly in France and Germany.

Top Contributors to Performance:

  All four of our quantitative model’s investment themes contributed positively to the Fund’s performance versus its benchmark, the MSCI EAFE Index (Index). We use our quantitative model and four investment themes to take a long-term view of market patterns and look for inefficiencies, selecting stocks for the Fund and overweighting or underweighting the ones chosen by the model.

  The Market Themes & Trends and Sentiment Analysis investment themes added most to the Fund’s relative returns, followed at some distance by the Fundamental Mispricings and High Quality Business Models investment themes.

  At the sector level, stock selection in industrials and consumer staples bolstered relative performance.

  The Fund benefited from overweight positions in Siemens Energy, a German energy technology company; Rolls-Royce Holdings, a British aerospace and defense company; and Kongsberg Gruppen, a Norway-based provider of high-technology solutions, primarily to the maritime and defense markets.

  The overweights in Siemens Energy, Rolls-Royce Holdings and Kongsberg Gruppen were driven mostly by the Market Themes & Trends and High Quality Business Models investment themes.

Top Detractors from Performance:

  Investments in the communication services and information technology sectors had a modestly negative impact on the Fund’s relative performance.

  The Fund was hampered by an overweight position in Aker BP as well as by underweight positions in Recruit Holdings and HSBC Holdings.

  We decided to overweight Aker BP, a Norwegian oil exploration and development company, mainly because of the High Quality Business Models and Sentiment Analysis investment themes.

  The Fundamental Mispricings and Market Themes & Trends investment themes were largely responsible for the Fund’s underweight in Recruit Holdings, a Japanese provider of staffing, promotional media, human resource media and information technology solutions.

  The Fund was underweight HSBC Holdings, a British bank and financial services group, due mostly to the Sentiment Analysis and High Quality Business Models investment themes.

Goldman Sachs International Tax-Managed Equity Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	MSCI EAFE Index (Net, USD, Unhedged)
4/17/18	$10,000	$10,000
12/18	$8,191	$8,548
12/19	$9,749	$10,429
12/20	$10,736	$11,245
12/21	$12,069	$12,511
12/22	$10,255	$10,703
12/23	$12,335	$12,656
12/24	$13,120	$13,139

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	6.37%	6.11%	4.13%
MSCI EAFE Index (Net, USD, Unhedged)	3.82%	4.72%	4.15%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Tax-Managed Equity Fund

Class P

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$912,350,711
# of Portfolio Holdings	266
Portfolio Turnover Rate	191%
Total Net Advisory Fees Paid	$7,718,100

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	23.3%
Industrials	19.4%
Health Care	13.2%
Consumer Discretionary	11.5%
Information Technology	10.3%
Consumer Staples	7.0%
Materials	4.6%
Communication Services	3.4%
Energy	2.0%
Other	3.0%

Goldman Sachs International Tax-Managed Equity Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits)even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Tax-Managed Equity Fund

38150B566-AR-1224     Class P

Annual Shareholder Report

December 31, 2024

Goldman Sachs International Tax-Managed Equity Fund

Class R6: GHTRX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$92	0.89%

How did the Fund perform and what affected its performance?

For the first three quarters of 2024, the broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally led a number of central banks, including the U.S. Federal Reserve, to begin easing monetary policy. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports, excitement over artificial intelligence capabilities and economic stimulus in China. International equities then fell significantly in the fourth quarter amid trade tariff worries after Trump’s U.S. presidential election victory, recession concerns and political uncertainty, particularly in France and Germany.

Top Contributors to Performance:

  All four of our quantitative model’s investment themes contributed positively to the Fund’s performance versus its benchmark, the MSCI EAFE Index (Index). We use our quantitative model and four investment themes to take a long-term view of market patterns and look for inefficiencies, selecting stocks for the Fund and overweighting or underweighting the ones chosen by the model.

  The Market Themes & Trends and Sentiment Analysis investment themes added most to the Fund’s relative returns, followed at some distance by the Fundamental Mispricings and High Quality Business Models investment themes.

  At the sector level, stock selection in industrials and consumer staples bolstered relative performance.

  The Fund benefited from overweight positions in Siemens Energy, a German energy technology company; Rolls-Royce Holdings, a British aerospace and defense company; and Kongsberg Gruppen, a Norway-based provider of high-technology solutions, primarily to the maritime and defense markets.

  The overweights in Siemens Energy, Rolls-Royce Holdings and Kongsberg Gruppen were driven mostly by the Market Themes & Trends and High Quality Business Models investment themes.

Top Detractors from Performance:

  Investments in the communication services and information technology sectors had a modestly negative impact on the Fund’s relative performance.

  The Fund was hampered by an overweight position in Aker BP as well as by underweight positions in Recruit Holdings and HSBC Holdings.

  We decided to overweight Aker BP, a Norwegian oil exploration and development company, mainly because of the High Quality Business Models and Sentiment Analysis investment themes.

  The Fundamental Mispricings and Market Themes & Trends investment themes were largely responsible for the Fund’s underweight in Recruit Holdings, a Japanese provider of staffing, promotional media, human resource media and information technology solutions.

  The Fund was underweight HSBC Holdings, a British bank and financial services group, due mostly to the Sentiment Analysis and High Quality Business Models investment themes.

Goldman Sachs International Tax-Managed Equity Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	MSCI EAFE Index (Net, USD, Unhedged)
4/30/18	$10,000	$10,000
12/18	$8,293	$8,560
12/19	$9,873	$10,444
12/20	$10,883	$11,261
12/21	$12,236	$12,529
12/22	$10,387	$10,718
12/23	$12,495	$12,673
12/24	$13,291	$13,157

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class R6 (Commenced April 30, 2018)	6.37%	6.12%	4.35%
MSCI EAFE Index (Net, USD, Unhedged)	3.82%	4.72%	4.19%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Tax-Managed Equity Fund

Class R6

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$912,350,711
# of Portfolio Holdings	266
Portfolio Turnover Rate	191%
Total Net Advisory Fees Paid	$7,718,100

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	23.3%
Industrials	19.4%
Health Care	13.2%
Consumer Discretionary	11.5%
Information Technology	10.3%
Consumer Staples	7.0%
Materials	4.6%
Communication Services	3.4%
Energy	2.0%
Other	3.0%

Goldman Sachs International Tax-Managed Equity Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits)even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Tax-Managed Equity Fund

38150C606-AR-1224     Class R6

Annual Shareholder Report

December 31, 2024

Goldman Sachs International Tax-Managed Equity Fund

Institutional Class: GHTMX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$93	0.90%

How did the Fund perform and what affected its performance?

For the first three quarters of 2024, the broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally led a number of central banks, including the U.S. Federal Reserve, to begin easing monetary policy. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports, excitement over artificial intelligence capabilities and economic stimulus in China. International equities then fell significantly in the fourth quarter amid trade tariff worries after Trump’s U.S. presidential election victory, recession concerns and political uncertainty, particularly in France and Germany.

Top Contributors to Performance:

  All four of our quantitative model’s investment themes contributed positively to the Fund’s performance versus its benchmark, the MSCI EAFE Index (Index). We use our quantitative model and four investment themes to take a long-term view of market patterns and look for inefficiencies, selecting stocks for the Fund and overweighting or underweighting the ones chosen by the model.

  The Market Themes & Trends and Sentiment Analysis investment themes added most to the Fund’s relative returns, followed at some distance by the Fundamental Mispricings and High Quality Business Models investment themes.

  At the sector level, stock selection in industrials and consumer staples bolstered relative performance.

  The Fund benefited from overweight positions in Siemens Energy, a German energy technology company; Rolls-Royce Holdings, a British aerospace and defense company; and Kongsberg Gruppen, a Norway-based provider of high-technology solutions, primarily to the maritime and defense markets.

  The overweights in Siemens Energy, Rolls-Royce Holdings and Kongsberg Gruppen were driven mostly by the Market Themes & Trends and High Quality Business Models investment themes.

Top Detractors from Performance:

  Investments in the communication services and information technology sectors had a modestly negative impact on the Fund’s relative performance.

  The Fund was hampered by an overweight position in Aker BP as well as by underweight positions in Recruit Holdings and HSBC Holdings.

  We decided to overweight Aker BP, a Norwegian oil exploration and development company, mainly because of the High Quality Business Models and Sentiment Analysis investment themes.

  The Fundamental Mispricings and Market Themes & Trends investment themes were largely responsible for the Fund’s underweight in Recruit Holdings, a Japanese provider of staffing, promotional media, human resource media and information technology solutions.

  The Fund was underweight HSBC Holdings, a British bank and financial services group, due mostly to the Sentiment Analysis and High Quality Business Models investment themes.

Goldman Sachs International Tax-Managed Equity Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	MSCI EAFE Index (Net, USD, Unhedged)
1/1/15	$1,000,000	$1,000,000
12/15	$1,042,600	$991,900
12/16	$1,055,737	$1,001,819
12/17	$1,366,335	$1,252,574
12/18	$1,141,026	$1,079,844
12/19	$1,357,935	$1,317,518
12/20	$1,495,630	$1,420,548
12/21	$1,681,387	$1,580,502
12/22	$1,428,842	$1,352,119
12/23	$1,717,897	$1,598,746
12/24	$1,826,297	$1,659,818

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	6.31%	6.10%	6.20%
MSCI EAFE Index (Net, USD, Unhedged)	3.82%	4.72%	5.19%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Tax-Managed Equity Fund

Institutional Class

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$912,350,711
# of Portfolio Holdings	266
Portfolio Turnover Rate	191%
Total Net Advisory Fees Paid	$7,718,100

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	23.3%
Industrials	19.4%
Health Care	13.2%
Consumer Discretionary	11.5%
Information Technology	10.3%
Consumer Staples	7.0%
Materials	4.6%
Communication Services	3.4%
Energy	2.0%
Other	3.0%

Goldman Sachs International Tax-Managed Equity Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits)even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Tax-Managed Equity Fund

38144N536-AR-1224     Institutional Class

Annual Shareholder Report

December 31, 2024

Goldman Sachs International Tax-Managed Equity Fund

Investor Class: GITRX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$99	0.96%

How did the Fund perform and what affected its performance?

For the first three quarters of 2024, the broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally led a number of central banks, including the U.S. Federal Reserve, to begin easing monetary policy. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports, excitement over artificial intelligence capabilities and economic stimulus in China. International equities then fell significantly in the fourth quarter amid trade tariff worries after Trump’s U.S. presidential election victory, recession concerns and political uncertainty, particularly in France and Germany.

Top Contributors to Performance:

  All four of our quantitative model’s investment themes contributed positively to the Fund’s performance versus its benchmark, the MSCI EAFE Index (Index). We use our quantitative model and four investment themes to take a long-term view of market patterns and look for inefficiencies, selecting stocks for the Fund and overweighting or underweighting the ones chosen by the model.

  The Market Themes & Trends and Sentiment Analysis investment themes added most to the Fund’s relative returns, followed at some distance by the Fundamental Mispricings and High Quality Business Models investment themes.

  At the sector level, stock selection in industrials and consumer staples bolstered relative performance.

  The Fund benefited from overweight positions in Siemens Energy, a German energy technology company; Rolls-Royce Holdings, a British aerospace and defense company; and Kongsberg Gruppen, a Norway-based provider of high-technology solutions, primarily to the maritime and defense markets.

  The overweights in Siemens Energy, Rolls-Royce Holdings and Kongsberg Gruppen were driven mostly by the Market Themes & Trends and High Quality Business Models investment themes.

Top Detractors from Performance:

  Investments in the communication services and information technology sectors had a modestly negative impact on the Fund’s relative performance.

  The Fund was hampered by an overweight position in Aker BP as well as by underweight positions in Recruit Holdings and HSBC Holdings.

  We decided to overweight Aker BP, a Norwegian oil exploration and development company, mainly because of the High Quality Business Models and Sentiment Analysis investment themes.

  The Fundamental Mispricings and Market Themes & Trends investment themes were largely responsible for the Fund’s underweight in Recruit Holdings, a Japanese provider of staffing, promotional media, human resource media and information technology solutions.

  The Fund was underweight HSBC Holdings, a British bank and financial services group, due mostly to the Sentiment Analysis and High Quality Business Models investment themes.

Goldman Sachs International Tax-Managed Equity Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	MSCI EAFE Index (Net, USD, Unhedged)
1/1/15	$10,000	$10,000
12/15	$10,404	$9,919
12/16	$10,530	$10,018
12/17	$13,593	$12,526
12/18	$11,328	$10,798
12/19	$13,470	$13,175
12/20	$14,833	$14,205
12/21	$16,659	$15,805
12/22	$14,135	$13,521
12/23	$16,998	$15,987
12/24	$18,061	$16,598

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor	6.25%	6.04%	6.09%
MSCI EAFE Index (Net, USD, Unhedged)	3.82%	4.72%	5.19%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Tax-Managed Equity Fund

Investor Class

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$912,350,711
# of Portfolio Holdings	266
Portfolio Turnover Rate	191%
Total Net Advisory Fees Paid	$7,718,100

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	23.3%
Industrials	19.4%
Health Care	13.2%
Consumer Discretionary	11.5%
Information Technology	10.3%
Consumer Staples	7.0%
Materials	4.6%
Communication Services	3.4%
Energy	2.0%
Other	3.0%

Goldman Sachs International Tax-Managed Equity Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits)even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Tax-Managed Equity Fund

38145C539-AR-1224     Investor Class

Annual Shareholder Report

December 31, 2024

Goldman Sachs Managed Futures Strategy Fund

Class A: GMSAX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$144	1.48%

How did the Fund perform and what affected its performance?

The Fund implements a trend-following strategy that takes long and/or short positions in a wide range of asset classes, including equities, fixed income and currencies, among others, to seek long-term absolute return. The Fund seeks to achieve its investment objective by investing primarily in a portfolio of equities, equity index futures, bonds, bond futures, equity swaps, interest rate swaps, currency forwards and non-deliverable forwards, options, exchange-traded funds (“ETFs”) and structured securities. As a result of the Fund’s use of derivatives, the Fund may also hold significant amounts of U.S. Treasuries or short-term investments. The Fund’s investments are made without restriction as to issuer capitalization, country, currency, maturity or credit rating.

Top Contributors to Performance:

  Exposures to equities overall contributed positively.

  Trend-following in assets such as developed markets equities and developed markets currencies added value.

  More specifically, developed markets equity trend signals overall remained long during the annual period, despite varying magnitude. Positions in developed markets equities contributed most positively to performance during the annual period.

  Short positions in most major developed markets currencies in the early part of the year contributed positively as well, although to a lesser extent.

Top Detractors from Performance:

  Exposures to fixed income and currencies were mixed. Trend signals for both developed and emerging markets fixed income shifted numerous times during the annual period, adapting to global interest rate and investor sentiment changes. Mixed exposure to emerging markets currencies ended the annual period negative as well.

  Exposures to commodities were mixed overall. An exposure shift from long to short for the broader commodities subsectors was challenged significantly during the annual period, especially in agriculture and precious metals.

  Trend signals for emerging markets equities overall remained long during the annual period. Mixed positions across countries detracted from Fund performance.

  Volatility-related trades detracted, as equity markets experienced some sharp sell-offs on economic growth concerns that, in turn, drove a spike in market volatility during the second half of the year.

Goldman Sachs Managed Futures Strategy Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg Global Aggregate Index (Gross, Hedged, USD)
1/1/15	$10,000	$9,450	$10,000	$10,000
12/15	$10,969	$10,366	$10,005	$10,102
12/16	$10,872	$10,274	$10,038	$10,501
12/17	$11,121	$10,510	$10,124	$10,820
12/18	$10,858	$10,261	$10,314	$11,011
12/19	$11,105	$10,495	$10,549	$11,916
12/20	$11,842	$11,190	$10,619	$12,581
12/21	$12,391	$11,710	$10,625	$12,406
12/22	$14,879	$14,061	$10,780	$11,014
12/23	$14,257	$13,473	$11,320	$11,801
12/24	$13,500	$12,758	$11,914	$12,203

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	-5.31%	3.98%	3.04%
Class A Including sale charges	-10.54%	2.81%	2.47%
ICE BofAML Three-Month U.S. Treasury Bill Index	5.25%	2.46%	1.77%
Bloomberg Global Aggregate Index (Gross, Hedged, USD)	3.40%	0.47%	2.01%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg Global Aggregate Index (Gross, Hedged, USD).

Goldman Sachs Managed Futures Strategy Fund

Class A

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$225,575,094
# of Portfolio Holdings	138
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$2,452,710

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

The Fund's net expense ratio increased during the period as a result of a decrease in the Average Net Assets.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Cash	188.2	101.6	86.6	15.0
Commodities	31.0	11.6	19.4	-7.7
Developed markets currency	86.4	25.4	61.1	-35.7
Developed markets equity volatility	0.6	0.6	-	0.6
Developed markets ex us equity	52.8	36.3	16.4	19.9
Emerging markets currency	54.7	3.5	51.3	-47.8
Emerging markets equity	20.0	15.6	4.4	11.2
Long-term fixed income	202.5	117.8	84.7	33.1
Medium-term fixed income	19.6	6.5	13.1	-6.6
Short-term fixed income	204.3	106.9	97.4	9.4
Short-term investments	76.9	76.9	-	76.9
US Equity	38.4	32.8	5.6	27.2

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted and the impact of offsetting forward foreign currency exchange contracts remains in the gross exposure until settlement date.

Goldman Sachs Managed Futures Strategy Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Managed Futures Strategy Fund

38145C422-AR-1224     Class A

Annual Shareholder Report

December 31, 2024

Goldman Sachs Managed Futures Strategy Fund

Class C: GMSCX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$217	2.24%

How did the Fund perform and what affected its performance?

The Fund implements a trend-following strategy that takes long and/or short positions in a wide range of asset classes, including equities, fixed income and currencies, among others, to seek long-term absolute return. The Fund seeks to achieve its investment objective by investing primarily in a portfolio of equities, equity index futures, bonds, bond futures, equity swaps, interest rate swaps, currency forwards and non-deliverable forwards, options, exchange-traded funds (“ETFs”) and structured securities. As a result of the Fund’s use of derivatives, the Fund may also hold significant amounts of U.S. Treasuries or short-term investments. The Fund’s investments are made without restriction as to issuer capitalization, country, currency, maturity or credit rating.

Top Contributors to Performance:

  Exposures to equities overall contributed positively.

  Trend-following in assets such as developed markets equities and developed markets currencies added value.

  More specifically, developed markets equity trend signals overall remained long during the annual period, despite varying magnitude. Positions in developed markets equities contributed most positively to performance during the annual period.

  Short positions in most major developed markets currencies in the early part of the year contributed positively as well, although to a lesser extent.

Top Detractors from Performance:

  Exposures to fixed income and currencies were mixed. Trend signals for both developed and emerging markets fixed income shifted numerous times during the annual period, adapting to global interest rate and investor sentiment changes. Mixed exposure to emerging markets currencies ended the annual period negative as well.

  Exposures to commodities were mixed overall. An exposure shift from long to short for the broader commodities subsectors was challenged significantly during the annual period, especially in agriculture and precious metals.

  Trend signals for emerging markets equities overall remained long during the annual period. Mixed positions across countries detracted from Fund performance.

  Volatility-related trades detracted, as equity markets experienced some sharp sell-offs on economic growth concerns that, in turn, drove a spike in market volatility during the second half of the year.

Goldman Sachs Managed Futures Strategy Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg Global Aggregate Index (Gross, Hedged, USD)
1/1/15	$10,000	$9,900	$10,000	$10,000
12/15	$10,893	$10,784	$10,005	$10,102
12/16	$10,718	$10,610	$10,038	$10,501
12/17	$10,872	$10,763	$10,124	$10,820
12/18	$10,537	$10,432	$10,314	$11,011
12/19	$10,696	$10,589	$10,549	$11,916
12/20	$11,327	$11,214	$10,619	$12,581
12/21	$11,748	$11,630	$10,625	$12,406
12/22	$14,010	$13,870	$10,780	$11,014
12/23	$13,342	$13,208	$11,320	$11,801
12/24	$12,519	$12,393	$11,914	$12,203

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C Excluding sale charges	-6.17%	3.19%	2.27%
Class C Including sale charges	-7.11%	3.19%	2.27%
ICE BofAML Three-Month U.S. Treasury Bill Index	5.25%	2.46%	1.77%
Bloomberg Global Aggregate Index (Gross, Hedged, USD)	3.40%	0.47%	2.01%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg Global Aggregate Index (Gross, Hedged, USD).

Goldman Sachs Managed Futures Strategy Fund

Class C

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$225,575,094
# of Portfolio Holdings	138
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$2,452,710

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

The Fund's net expense ratio increased during the period as a result of a decrease in the Average Net Assets.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Cash	188.2	101.6	86.6	15.0
Commodities	31.0	11.6	19.4	-7.7
Developed markets currency	86.4	25.4	61.1	-35.7
Developed markets equity volatility	0.6	0.6	-	0.6
Developed markets ex us equity	52.8	36.3	16.4	19.9
Emerging markets currency	54.7	3.5	51.3	-47.8
Emerging markets equity	20.0	15.6	4.4	11.2
Long-term fixed income	202.5	117.8	84.7	33.1
Medium-term fixed income	19.6	6.5	13.1	-6.6
Short-term fixed income	204.3	106.9	97.4	9.4
Short-term investments	76.9	76.9	-	76.9
US Equity	38.4	32.8	5.6	27.2

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted and the impact of offsetting forward foreign currency exchange contracts remains in the gross exposure until settlement date.

Goldman Sachs Managed Futures Strategy Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Managed Futures Strategy Fund

38145C414-AR-1224     Class C

Annual Shareholder Report

December 31, 2024

Goldman Sachs Managed Futures Strategy Fund

Class P: GMQPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$106	1.09%

How did the Fund perform and what affected its performance?

The Fund implements a trend-following strategy that takes long and/or short positions in a wide range of asset classes, including equities, fixed income and currencies, among others, to seek long-term absolute return. The Fund seeks to achieve its investment objective by investing primarily in a portfolio of equities, equity index futures, bonds, bond futures, equity swaps, interest rate swaps, currency forwards and non-deliverable forwards, options, exchange-traded funds (“ETFs”) and structured securities. As a result of the Fund’s use of derivatives, the Fund may also hold significant amounts of U.S. Treasuries or short-term investments. The Fund’s investments are made without restriction as to issuer capitalization, country, currency, maturity or credit rating.

Top Contributors to Performance:

  Exposures to equities overall contributed positively.

  Trend-following in assets such as developed markets equities and developed markets currencies added value.

  More specifically, developed markets equity trend signals overall remained long during the annual period, despite varying magnitude. Positions in developed markets equities contributed most positively to performance during the annual period.

  Short positions in most major developed markets currencies in the early part of the year contributed positively as well, although to a lesser extent.

Top Detractors from Performance:

  Exposures to fixed income and currencies were mixed. Trend signals for both developed and emerging markets fixed income shifted numerous times during the annual period, adapting to global interest rate and investor sentiment changes. Mixed exposure to emerging markets currencies ended the annual period negative as well.

  Exposures to commodities were mixed overall. An exposure shift from long to short for the broader commodities subsectors was challenged significantly during the annual period, especially in agriculture and precious metals.

  Trend signals for emerging markets equities overall remained long during the annual period. Mixed positions across countries detracted from Fund performance.

  Volatility-related trades detracted, as equity markets experienced some sharp sell-offs on economic growth concerns that, in turn, drove a spike in market volatility during the second half of the year.

Goldman Sachs Managed Futures Strategy Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg Global Aggregate Index (Gross, Hedged, USD)
4/17/18	$10,000	$10,000	$10,000
12/18	$9,750	$10,144	$10,193
12/19	$10,014	$10,375	$11,031
12/20	$10,712	$10,445	$11,646
12/21	$11,246	$10,450	$11,485
12/22	$13,565	$10,603	$10,196
12/23	$13,052	$11,134	$10,925
12/24	$12,401	$11,718	$11,296

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	-5.00%	4.36%	3.25%
ICE BofAML Three-Month U.S. Treasury Bill Index	5.25%	2.46%	2.39%
Bloomberg Global Aggregate Index (Gross, Hedged, USD)	3.40%	0.47%	1.83%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg Global Aggregate Index (Gross, Hedged, USD).

Goldman Sachs Managed Futures Strategy Fund

Class P

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$225,575,094
# of Portfolio Holdings	138
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$2,452,710

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio increased during the period as a result of a decrease in the Average Net Assets.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Cash	188.2	101.6	86.6	15.0
Commodities	31.0	11.6	19.4	-7.7
Developed markets currency	86.4	25.4	61.1	-35.7
Developed markets equity volatility	0.6	0.6	-	0.6
Developed markets ex us equity	52.8	36.3	16.4	19.9
Emerging markets currency	54.7	3.5	51.3	-47.8
Emerging markets equity	20.0	15.6	4.4	11.2
Long-term fixed income	202.5	117.8	84.7	33.1
Medium-term fixed income	19.6	6.5	13.1	-6.6
Short-term fixed income	204.3	106.9	97.4	9.4
Short-term investments	76.9	76.9	-	76.9
US Equity	38.4	32.8	5.6	27.2

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted and the impact of offsetting forward foreign currency exchange contracts remains in the gross exposure until settlement date.

Goldman Sachs Managed Futures Strategy Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Managed Futures Strategy Fund

38150B483-AR-1224     Class P

Annual Shareholder Report

December 31, 2024

Goldman Sachs Managed Futures Strategy Fund

Class R: GFFRX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$168	1.73%

How did the Fund perform and what affected its performance?

The Fund implements a trend-following strategy that takes long and/or short positions in a wide range of asset classes, including equities, fixed income and currencies, among others, to seek long-term absolute return. The Fund seeks to achieve its investment objective by investing primarily in a portfolio of equities, equity index futures, bonds, bond futures, equity swaps, interest rate swaps, currency forwards and non-deliverable forwards, options, exchange-traded funds (“ETFs”) and structured securities. As a result of the Fund’s use of derivatives, the Fund may also hold significant amounts of U.S. Treasuries or short-term investments. The Fund’s investments are made without restriction as to issuer capitalization, country, currency, maturity or credit rating.

Top Contributors to Performance:

  Exposures to equities overall contributed positively.

  Trend-following in assets such as developed markets equities and developed markets currencies added value.

  More specifically, developed markets equity trend signals overall remained long during the annual period, despite varying magnitude. Positions in developed markets equities contributed most positively to performance during the annual period.

  Short positions in most major developed markets currencies in the early part of the year contributed positively as well, although to a lesser extent.

Top Detractors from Performance:

  Exposures to fixed income and currencies were mixed. Trend signals for both developed and emerging markets fixed income shifted numerous times during the annual period, adapting to global interest rate and investor sentiment changes. Mixed exposure to emerging markets currencies ended the annual period negative as well.

  Exposures to commodities were mixed overall. An exposure shift from long to short for the broader commodities subsectors was challenged significantly during the annual period, especially in agriculture and precious metals.

  Trend signals for emerging markets equities overall remained long during the annual period. Mixed positions across countries detracted from Fund performance.

  Volatility-related trades detracted, as equity markets experienced some sharp sell-offs on economic growth concerns that, in turn, drove a spike in market volatility during the second half of the year.

Goldman Sachs Managed Futures Strategy Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg Global Aggregate Index (Gross, Hedged, USD)
1/1/15	$10,000	$10,000	$10,000
12/15	$10,947	$10,005	$10,102
12/16	$10,817	$10,038	$10,501
12/17	$11,045	$10,124	$10,820
12/18	$10,747	$10,314	$11,011
12/19	$10,977	$10,549	$11,916
12/20	$11,670	$10,619	$12,581
12/21	$12,176	$10,625	$12,406
12/22	$14,583	$10,780	$11,014
12/23	$13,956	$11,320	$11,801
12/24	$13,176	$11,914	$12,203

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R	-5.59%	3.72%	2.80%
ICE BofAML Three-Month U.S. Treasury Bill Index	5.25%	2.46%	1.77%
Bloomberg Global Aggregate Index (Gross, Hedged, USD)	3.40%	0.47%	2.01%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg Global Aggregate Index (Gross, Hedged, USD).

Goldman Sachs Managed Futures Strategy Fund

Class R

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$225,575,094
# of Portfolio Holdings	138
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$2,452,710

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio increased during the period as a result of a decrease in the Average Net Assets.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Cash	188.2	101.6	86.6	15.0
Commodities	31.0	11.6	19.4	-7.7
Developed markets currency	86.4	25.4	61.1	-35.7
Developed markets equity volatility	0.6	0.6	-	0.6
Developed markets ex us equity	52.8	36.3	16.4	19.9
Emerging markets currency	54.7	3.5	51.3	-47.8
Emerging markets equity	20.0	15.6	4.4	11.2
Long-term fixed income	202.5	117.8	84.7	33.1
Medium-term fixed income	19.6	6.5	13.1	-6.6
Short-term fixed income	204.3	106.9	97.4	9.4
Short-term investments	76.9	76.9	-	76.9
US Equity	38.4	32.8	5.6	27.2

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted and the impact of offsetting forward foreign currency exchange contracts remains in the gross exposure until settlement date.

Goldman Sachs Managed Futures Strategy Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Managed Futures Strategy Fund

38145C372-AR-1224     Class R

Annual Shareholder Report

December 31, 2024

Goldman Sachs Managed Futures Strategy Fund

Class R6: GMSWX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$108	1.11%

How did the Fund perform and what affected its performance?

The Fund implements a trend-following strategy that takes long and/or short positions in a wide range of asset classes, including equities, fixed income and currencies, among others, to seek long-term absolute return. The Fund seeks to achieve its investment objective by investing primarily in a portfolio of equities, equity index futures, bonds, bond futures, equity swaps, interest rate swaps, currency forwards and non-deliverable forwards, options, exchange-traded funds (“ETFs”) and structured securities. As a result of the Fund’s use of derivatives, the Fund may also hold significant amounts of U.S. Treasuries or short-term investments. The Fund’s investments are made without restriction as to issuer capitalization, country, currency, maturity or credit rating.

Top Contributors to Performance:

  Exposures to equities overall contributed positively.

  Trend-following in assets such as developed markets equities and developed markets currencies added value.

  More specifically, developed markets equity trend signals overall remained long during the annual period, despite varying magnitude. Positions in developed markets equities contributed most positively to performance during the annual period.

  Short positions in most major developed markets currencies in the early part of the year contributed positively as well, although to a lesser extent.

Top Detractors from Performance:

  Exposures to fixed income and currencies were mixed. Trend signals for both developed and emerging markets fixed income shifted numerous times during the annual period, adapting to global interest rate and investor sentiment changes. Mixed exposure to emerging markets currencies ended the annual period negative as well.

  Exposures to commodities were mixed overall. An exposure shift from long to short for the broader commodities subsectors was challenged significantly during the annual period, especially in agriculture and precious metals.

  Trend signals for emerging markets equities overall remained long during the annual period. Mixed positions across countries detracted from Fund performance.

  Volatility-related trades detracted, as equity markets experienced some sharp sell-offs on economic growth concerns that, in turn, drove a spike in market volatility during the second half of the year.

Goldman Sachs Managed Futures Strategy Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg Global Aggregate Index (Gross, Hedged, USD)
4/30/18	$10,000	$10,000	$10,000
12/18	$9,948	$10,138	$10,226
12/19	$10,219	$10,369	$11,067
12/20	$10,941	$10,439	$11,684
12/21	$11,488	$10,444	$11,522
12/22	$13,840	$10,596	$10,229
12/23	$13,330	$11,127	$10,960
12/24	$12,652	$11,711	$11,333

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class R6 (Commenced April 30, 2018)	-5.09%	4.36%	3.58%
ICE BofAML Three-Month U.S. Treasury Bill Index	5.25%	2.46%	2.39%
Bloomberg Global Aggregate Index (Gross, Hedged, USD)	3.40%	0.47%	1.89%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg Global Aggregate Index (Gross, Hedged, USD).

Goldman Sachs Managed Futures Strategy Fund

Class R6

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$225,575,094
# of Portfolio Holdings	138
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$2,452,710

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio increased during the period as a result of a decrease in the Average Net Assets.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Cash	188.2	101.6	86.6	15.0
Commodities	31.0	11.6	19.4	-7.7
Developed markets currency	86.4	25.4	61.1	-35.7
Developed markets equity volatility	0.6	0.6	-	0.6
Developed markets ex us equity	52.8	36.3	16.4	19.9
Emerging markets currency	54.7	3.5	51.3	-47.8
Emerging markets equity	20.0	15.6	4.4	11.2
Long-term fixed income	202.5	117.8	84.7	33.1
Medium-term fixed income	19.6	6.5	13.1	-6.6
Short-term fixed income	204.3	106.9	97.4	9.4
Short-term investments	76.9	76.9	-	76.9
US Equity	38.4	32.8	5.6	27.2

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted and the impact of offsetting forward foreign currency exchange contracts remains in the gross exposure until settlement date.

Goldman Sachs Managed Futures Strategy Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Managed Futures Strategy Fund

38150C879-AR-1224     Class R6

Annual Shareholder Report

December 31, 2024

Goldman Sachs Managed Futures Strategy Fund

Institutional Class: GMSSX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$109	1.12%

How did the Fund perform and what affected its performance?

The Fund implements a trend-following strategy that takes long and/or short positions in a wide range of asset classes, including equities, fixed income and currencies, among others, to seek long-term absolute return. The Fund seeks to achieve its investment objective by investing primarily in a portfolio of equities, equity index futures, bonds, bond futures, equity swaps, interest rate swaps, currency forwards and non-deliverable forwards, options, exchange-traded funds (“ETFs”) and structured securities. As a result of the Fund’s use of derivatives, the Fund may also hold significant amounts of U.S. Treasuries or short-term investments. The Fund’s investments are made without restriction as to issuer capitalization, country, currency, maturity or credit rating.

Top Contributors to Performance:

  Exposures to equities overall contributed positively.

  Trend-following in assets such as developed markets equities and developed markets currencies added value.

  More specifically, developed markets equity trend signals overall remained long during the annual period, despite varying magnitude. Positions in developed markets equities contributed most positively to performance during the annual period.

  Short positions in most major developed markets currencies in the early part of the year contributed positively as well, although to a lesser extent.

Top Detractors from Performance:

  Exposures to fixed income and currencies were mixed. Trend signals for both developed and emerging markets fixed income shifted numerous times during the annual period, adapting to global interest rate and investor sentiment changes. Mixed exposure to emerging markets currencies ended the annual period negative as well.

  Exposures to commodities were mixed overall. An exposure shift from long to short for the broader commodities subsectors was challenged significantly during the annual period, especially in agriculture and precious metals.

  Trend signals for emerging markets equities overall remained long during the annual period. Mixed positions across countries detracted from Fund performance.

  Volatility-related trades detracted, as equity markets experienced some sharp sell-offs on economic growth concerns that, in turn, drove a spike in market volatility during the second half of the year.

Goldman Sachs Managed Futures Strategy Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg Global Aggregate Index (Gross, Hedged, USD)
1/1/15	$1,000,000	$1,000,000	$1,000,000
12/15	$1,102,400	$1,000,500	$1,010,200
12/16	$1,096,116	$1,003,802	$1,050,103
12/17	$1,126,040	$1,012,434	$1,082,026
12/18	$1,102,056	$1,031,367	$1,101,070
12/19	$1,133,134	$1,054,882	$1,191,578
12/20	$1,212,113	$1,061,950	$1,258,068
12/21	$1,272,597	$1,062,481	$1,240,581
12/22	$1,534,625	$1,077,993	$1,101,387
12/23	$1,476,310	$1,132,000	$1,180,137
12/24	$1,402,642	$1,191,430	$1,220,261

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	-4.99%	4.36%	3.44%
ICE BofAML Three-Month U.S. Treasury Bill Index	5.25%	2.46%	1.77%
Bloomberg Global Aggregate Index (Gross, Hedged, USD)	3.40%	0.47%	2.01%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg Global Aggregate Index (Gross, Hedged, USD).

Goldman Sachs Managed Futures Strategy Fund

Institutional Class

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$225,575,094
# of Portfolio Holdings	138
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$2,452,710

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio increased during the period as a result of a decrease in the Average Net Assets.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Cash	188.2	101.6	86.6	15.0
Commodities	31.0	11.6	19.4	-7.7
Developed markets currency	86.4	25.4	61.1	-35.7
Developed markets equity volatility	0.6	0.6	-	0.6
Developed markets ex us equity	52.8	36.3	16.4	19.9
Emerging markets currency	54.7	3.5	51.3	-47.8
Emerging markets equity	20.0	15.6	4.4	11.2
Long-term fixed income	202.5	117.8	84.7	33.1
Medium-term fixed income	19.6	6.5	13.1	-6.6
Short-term fixed income	204.3	106.9	97.4	9.4
Short-term investments	76.9	76.9	-	76.9
US Equity	38.4	32.8	5.6	27.2

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted and the impact of offsetting forward foreign currency exchange contracts remains in the gross exposure until settlement date.

Goldman Sachs Managed Futures Strategy Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Managed Futures Strategy Fund

38145C398-AR-1224     Institutional Class

Annual Shareholder Report

December 31, 2024

Goldman Sachs Managed Futures Strategy Fund

Investor Class: GFIRX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$120	1.23%

How did the Fund perform and what affected its performance?

The Fund implements a trend-following strategy that takes long and/or short positions in a wide range of asset classes, including equities, fixed income and currencies, among others, to seek long-term absolute return. The Fund seeks to achieve its investment objective by investing primarily in a portfolio of equities, equity index futures, bonds, bond futures, equity swaps, interest rate swaps, currency forwards and non-deliverable forwards, options, exchange-traded funds (“ETFs”) and structured securities. As a result of the Fund’s use of derivatives, the Fund may also hold significant amounts of U.S. Treasuries or short-term investments. The Fund’s investments are made without restriction as to issuer capitalization, country, currency, maturity or credit rating.

Top Contributors to Performance:

  Exposures to equities overall contributed positively.

  Trend-following in assets such as developed markets equities and developed markets currencies added value.

  More specifically, developed markets equity trend signals overall remained long during the annual period, despite varying magnitude. Positions in developed markets equities contributed most positively to performance during the annual period.

  Short positions in most major developed markets currencies in the early part of the year contributed positively as well, although to a lesser extent.

Top Detractors from Performance:

  Exposures to fixed income and currencies were mixed. Trend signals for both developed and emerging markets fixed income shifted numerous times during the annual period, adapting to global interest rate and investor sentiment changes. Mixed exposure to emerging markets currencies ended the annual period negative as well.

  Exposures to commodities were mixed overall. An exposure shift from long to short for the broader commodities subsectors was challenged significantly during the annual period, especially in agriculture and precious metals.

  Trend signals for emerging markets equities overall remained long during the annual period. Mixed positions across countries detracted from Fund performance.

  Volatility-related trades detracted, as equity markets experienced some sharp sell-offs on economic growth concerns that, in turn, drove a spike in market volatility during the second half of the year.

Goldman Sachs Managed Futures Strategy Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg Global Aggregate Index (Gross, Hedged, USD)
1/1/15	$10,000	$10,000	$10,000
12/15	$11,008	$10,005	$10,102
12/16	$10,933	$10,038	$10,501
12/17	$11,212	$10,124	$10,820
12/18	$10,961	$10,314	$11,011
12/19	$11,246	$10,549	$11,916
12/20	$12,025	$10,619	$12,581
12/21	$12,606	$10,625	$12,406
12/22	$15,181	$10,780	$11,014
12/23	$14,594	$11,320	$11,801
12/24	$13,839	$11,914	$12,203

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor	-5.17%	4.23%	3.30%
ICE BofAML Three-Month U.S. Treasury Bill Index	5.25%	2.46%	1.77%
Bloomberg Global Aggregate Index (Gross, Hedged, USD)	3.40%	0.47%	2.01%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg Global Aggregate Index (Gross, Hedged, USD).

Goldman Sachs Managed Futures Strategy Fund

Investor Class

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$225,575,094
# of Portfolio Holdings	138
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$2,452,710

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio increased during the period as a result of a decrease in the Average Net Assets.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Cash	188.2	101.6	86.6	15.0
Commodities	31.0	11.6	19.4	-7.7
Developed markets currency	86.4	25.4	61.1	-35.7
Developed markets equity volatility	0.6	0.6	-	0.6
Developed markets ex us equity	52.8	36.3	16.4	19.9
Emerging markets currency	54.7	3.5	51.3	-47.8
Emerging markets equity	20.0	15.6	4.4	11.2
Long-term fixed income	202.5	117.8	84.7	33.1
Medium-term fixed income	19.6	6.5	13.1	-6.6
Short-term fixed income	204.3	106.9	97.4	9.4
Short-term investments	76.9	76.9	-	76.9
US Equity	38.4	32.8	5.6	27.2

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted and the impact of offsetting forward foreign currency exchange contracts remains in the gross exposure until settlement date.

Goldman Sachs Managed Futures Strategy Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Managed Futures Strategy Fund

38145C380-AR-1224     Investor Class

Annual Shareholder Report

December 31, 2024

Goldman Sachs Real Estate Securities Fund

Class A: GREAX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$125	1.21%

How did the Fund perform and what affected its performance?

The U.S. real estate securities market, as represented by the Wilshire Real Estate Securities Index (Wilshire Index), outperformed bonds but lagged U.S. equities broadly, as measured by the Bloomberg U.S. Aggregate Bond Index and S&P 500 Index, respectively. Higher property charge-offs, concerns about potential spillover effects from regional bank struggles, elevated interest rates that led to a slower transaction market in commercial real estate and higher mortgage rates and thus lower demand by consumers, and volatility around the interest rate cutting cycle and potentially higher U.S. inflation going forward dampened the U.S. real estate securities market’s performance. Still, cooling inflation in 2024 and the start of long-awaited monetary policy easing buoyed the real estate sector. Overall, the health care subsector, specifically senior housing, was strongest. Industrial Real Estate Investment Trusts (REITs) were weakest.

Top Contributors to Performance:

  Effective individual stock selection in the hotel and health care subsectors contributed most positively. An overweight to the technology subsector also added value.

  Relative to the Wilshire Index, the top contributors to the Fund’s relative results were positions in Equinix, a co-location data centers operator; Host Hotels & Resorts, a high-end hotel properties REIT; and Hilton Worldwide Holdings, a multinational hospitality company that manages and franchises a broad portfolio of hotels, resorts and timeshare properties.

  An overweight in Equinix proved beneficial, as consensus expectations of increasing pricing power, driven by limited supply in the data center space, drove up its stock price.

  An underweight in Host Hotels & Resorts contributed positively. We established a Fund position in the stock in November 2024 after it had underperformed the Wilshire Index.

  An out-of-Wilshire Index position in Hilton Worldwide Holdings boosted results, as the company posted solid earnings above consensus expectations, driving its stock price up.

Top Detractors from Performance:

  A combination of allocation decisions and stock selection overall drove the Fund’s underperformance of the Wilshire Index. Notably, the Wilshire Index underwent a rebalance as of December 31, 2024 that aligned the benchmark with the broader real estate securities market and similarly drove changes in the Fund’s absolute and relative sector positioning.

  Weak stock selection in the industrial, retail, technology and office subsectors detracted most from the Fund’s relative performance. An overweight to the industrial subsector and underweights to the retail and health care subsectors also hurt.

  Among those holdings detracting most from the Fund’s results relative to the Wilshire Index were positions in Prologis, Americold Realty Trust and SBA Communications.

  An overweight in Prologis, a REIT that owns, develops and operates logistics facilities worldwide, detracted most from the Fund’s relative results. As one of the largest and most liquid real estate entities in the Wilshire Index, Prologis was affected by the broad weakness in the real estate market.

  An out-of-Wilshire Index position in Americold Realty Trust, a temperature-controlled warehousing company, detracted due to weak frozen food demand in a challenging consumer environment, likely driven by inflation.

  An out-of-Wilshire Index position in SBA Communications, an owner and operator of wireless communications infrastructure, dampened results, as it lagged amid carrier activity in the U.S. not accelerating. Also, the high interest rates that persisted for much of the annual period impacted longer duration assets like cell towers.

Goldman Sachs Real Estate Securities Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	Wilshire U.S. Real Estate Securities Index	S&P 500® Index
1/1/15	$10,000	$9,450	$10,000	$10,000
12/15	$10,314	$9,747	$10,480	$10,138
12/16	$10,871	$10,273	$11,281	$11,351
12/17	$11,100	$10,490	$11,830	$13,828
12/18	$10,502	$9,924	$11,262	$13,223
12/19	$13,179	$12,454	$14,160	$17,386
12/20	$12,142	$11,474	$13,033	$20,586
12/21	$17,524	$16,560	$19,042	$26,496
12/22	$12,605	$11,912	$13,947	$21,697
12/23	$14,695	$13,887	$16,205	$27,402
12/24	$15,584	$14,727	$17,689	$34,257

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	6.05%	3.41%	4.53%
Class A Including sale charges	0.18%	2.25%	3.95%
Wilshire U.S. Real Estate Securities Index	9.16%	4.54%	5.86%
S&P 500® Index	25.02%	14.51%	13.09%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the S&P 500® Index.

Goldman Sachs Real Estate Securities Fund

Class A

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$85,350,194
# of Portfolio Holdings	42
Portfolio Turnover Rate	39%
Total Net Advisory Fees Paid	$754,485

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Real Estate	97.9%
Consumer Discretionary	0.8%
Money Market Instruments	0.4%

Goldman Sachs Real Estate Securities Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Wilshire®, the Wilshire IndexesSM and Wilshire U.S Real Estate Securities Index SM are service marks of Wilshire Advisors LLC (“Wilshire”) and have been licensed for use by Goldman Sachs Asset Management. All copyrightable subject matter in the Indexes and Index Data is © 2025 Wilshire Advisors LLC, all rights reserved. Goldman Sachs Real Estate Securities Fund is not sponsored, endorsed, sold or promoted by Wilshire, and Wilshire makes no representations, warranties or other commitments with respect to Goldman Sachs Real Estate Securities Fund. Wilshire does not accept any liability to any person for any loss or damage arising out of any error or omission in the Indexes or the Index Data.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Real Estate Securities Fund

38142V829-AR-1224     Class A

Annual Shareholder Report

December 31, 2024

Goldman Sachs Real Estate Securities Fund

Class C: GRECX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$201	1.96%

How did the Fund perform and what affected its performance?

The U.S. real estate securities market, as represented by the Wilshire Real Estate Securities Index (Wilshire Index), outperformed bonds but lagged U.S. equities broadly, as measured by the Bloomberg U.S. Aggregate Bond Index and S&P 500 Index, respectively. Higher property charge-offs, concerns about potential spillover effects from regional bank struggles, elevated interest rates that led to a slower transaction market in commercial real estate and higher mortgage rates and thus lower demand by consumers, and volatility around the interest rate cutting cycle and potentially higher U.S. inflation going forward dampened the U.S. real estate securities market’s performance. Still, cooling inflation in 2024 and the start of long-awaited monetary policy easing buoyed the real estate sector. Overall, the health care subsector, specifically senior housing, was strongest. Industrial Real Estate Investment Trusts (REITs) were weakest.

Top Contributors to Performance:

  Effective individual stock selection in the hotel and health care subsectors contributed most positively. An overweight to the technology subsector also added value.

  Relative to the Wilshire Index, the top contributors to the Fund’s relative results were positions in Equinix, a co-location data centers operator; Host Hotels & Resorts, a high-end hotel properties REIT; and Hilton Worldwide Holdings, a multinational hospitality company that manages and franchises a broad portfolio of hotels, resorts and timeshare properties.

  An overweight in Equinix proved beneficial, as consensus expectations of increasing pricing power, driven by limited supply in the data center space, drove up its stock price.

  An underweight in Host Hotels & Resorts contributed positively. We established a Fund position in the stock in November 2024 after it had underperformed the Wilshire Index.

  An out-of-Wilshire Index position in Hilton Worldwide Holdings boosted results, as the company posted solid earnings above consensus expectations, driving its stock price up.

Top Detractors from Performance:

  A combination of allocation decisions and stock selection overall drove the Fund’s underperformance of the Wilshire Index. Notably, the Wilshire Index underwent a rebalance as of December 31, 2024 that aligned the benchmark with the broader real estate securities market and similarly drove changes in the Fund’s absolute and relative sector positioning.

  Weak stock selection in the industrial, retail, technology and office subsectors detracted most from the Fund’s relative performance. An overweight to the industrial subsector and underweights to the retail and health care subsectors also hurt.

  Among those holdings detracting most from the Fund’s results relative to the Wilshire Index were positions in Prologis, Americold Realty Trust and SBA Communications.

  An overweight in Prologis, a REIT that owns, develops and operates logistics facilities worldwide, detracted most from the Fund’s relative results. As one of the largest and most liquid real estate entities in the Wilshire Index, Prologis was affected by the broad weakness in the real estate market.

  An out-of-Wilshire Index position in Americold Realty Trust, a temperature-controlled warehousing company, detracted due to weak frozen food demand in a challenging consumer environment, likely driven by inflation.

  An out-of-Wilshire Index position in SBA Communications, an owner and operator of wireless communications infrastructure, dampened results, as it lagged amid carrier activity in the U.S. not accelerating. Also, the high interest rates that persisted for much of the annual period impacted longer duration assets like cell towers.

Goldman Sachs Real Estate Securities Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	Wilshire U.S. Real Estate Securities Index	S&P 500® Index
1/1/15	$10,000	$9,900	$10,000	$10,000
12/15	$10,239	$10,137	$10,480	$10,138
12/16	$10,707	$10,600	$11,281	$11,351
12/17	$10,855	$10,746	$11,830	$13,828
12/18	$10,190	$10,088	$11,262	$13,223
12/19	$12,699	$12,572	$14,160	$17,386
12/20	$11,617	$11,501	$13,033	$20,586
12/21	$16,627	$16,460	$19,042	$26,496
12/22	$11,881	$11,763	$13,947	$21,697
12/23	$13,738	$13,601	$16,205	$27,402
12/24	$14,465	$14,321	$17,689	$34,257

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C Excluding sale charges	5.29%	2.64%	3.76%
Class C Including sale charges	4.24%	2.64%	3.76%
Wilshire U.S. Real Estate Securities Index	9.16%	4.54%	5.86%
S&P 500® Index	25.02%	14.51%	13.09%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the S&P 500® Index.

Goldman Sachs Real Estate Securities Fund

Class C

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$85,350,194
# of Portfolio Holdings	42
Portfolio Turnover Rate	39%
Total Net Advisory Fees Paid	$754,485

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Real Estate	97.9%
Consumer Discretionary	0.8%
Money Market Instruments	0.4%

Goldman Sachs Real Estate Securities Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Wilshire®, the Wilshire IndexesSM and Wilshire U.S Real Estate Securities Index SM are service marks of Wilshire Advisors LLC (“Wilshire”) and have been licensed for use by Goldman Sachs Asset Management. All copyrightable subject matter in the Indexes and Index Data is © 2025 Wilshire Advisors LLC, all rights reserved. Goldman Sachs Real Estate Securities Fund is not sponsored, endorsed, sold or promoted by Wilshire, and Wilshire makes no representations, warranties or other commitments with respect to Goldman Sachs Real Estate Securities Fund. Wilshire does not accept any liability to any person for any loss or damage arising out of any error or omission in the Indexes or the Index Data.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Real Estate Securities Fund

38142V795-AR-1224     Class C

Annual Shareholder Report

December 31, 2024

Goldman Sachs Real Estate Securities Fund

Class P: GMJPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$88	0.85%

How did the Fund perform and what affected its performance?

The U.S. real estate securities market, as represented by the Wilshire Real Estate Securities Index (Wilshire Index), outperformed bonds but lagged U.S. equities broadly, as measured by the Bloomberg U.S. Aggregate Bond Index and S&P 500 Index, respectively. Higher property charge-offs, concerns about potential spillover effects from regional bank struggles, elevated interest rates that led to a slower transaction market in commercial real estate and higher mortgage rates and thus lower demand by consumers, and volatility around the interest rate cutting cycle and potentially higher U.S. inflation going forward dampened the U.S. real estate securities market’s performance. Still, cooling inflation in 2024 and the start of long-awaited monetary policy easing buoyed the real estate sector. Overall, the health care subsector, specifically senior housing, was strongest. Industrial Real Estate Investment Trusts (REITs) were weakest.

Top Contributors to Performance:

  Effective individual stock selection in the hotel and health care subsectors contributed most positively. An overweight to the technology subsector also added value.

  Relative to the Wilshire Index, the top contributors to the Fund’s relative results were positions in Equinix, a co-location data centers operator; Host Hotels & Resorts, a high-end hotel properties REIT; and Hilton Worldwide Holdings, a multinational hospitality company that manages and franchises a broad portfolio of hotels, resorts and timeshare properties.

  An overweight in Equinix proved beneficial, as consensus expectations of increasing pricing power, driven by limited supply in the data center space, drove up its stock price.

  An underweight in Host Hotels & Resorts contributed positively. We established a Fund position in the stock in November 2024 after it had underperformed the Wilshire Index.

  An out-of-Wilshire Index position in Hilton Worldwide Holdings boosted results, as the company posted solid earnings above consensus expectations, driving its stock price up.

Top Detractors from Performance:

  A combination of allocation decisions and stock selection overall drove the Fund’s underperformance of the Wilshire Index. Notably, the Wilshire Index underwent a rebalance as of December 31, 2024 that aligned the benchmark with the broader real estate securities market and similarly drove changes in the Fund’s absolute and relative sector positioning.

  Weak stock selection in the industrial, retail, technology and office subsectors detracted most from the Fund’s relative performance. An overweight to the industrial subsector and underweights to the retail and health care subsectors also hurt.

  Among those holdings detracting most from the Fund’s results relative to the Wilshire Index were positions in Prologis, Americold Realty Trust and SBA Communications.

  An overweight in Prologis, a REIT that owns, develops and operates logistics facilities worldwide, detracted most from the Fund’s relative results. As one of the largest and most liquid real estate entities in the Wilshire Index, Prologis was affected by the broad weakness in the real estate market.

  An out-of-Wilshire Index position in Americold Realty Trust, a temperature-controlled warehousing company, detracted due to weak frozen food demand in a challenging consumer environment, likely driven by inflation.

  An out-of-Wilshire Index position in SBA Communications, an owner and operator of wireless communications infrastructure, dampened results, as it lagged amid carrier activity in the U.S. not accelerating. Also, the high interest rates that persisted for much of the annual period impacted longer duration assets like cell towers.

Goldman Sachs Real Estate Securities Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	Wilshire U.S. Real Estate Securities Index	S&P 500® Index
4/17/18	$10,000	$10,000	$10,000
12/18	$10,136	$10,214	$9,394
12/19	$12,775	$12,842	$12,352
12/20	$11,817	$11,820	$14,625
12/21	$17,110	$17,270	$18,824
12/22	$12,357	$12,649	$15,415
12/23	$14,450	$14,696	$19,467
12/24	$15,385	$16,042	$24,338

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	6.47%	3.79%	6.63%
Wilshire U.S. Real Estate Securities Index	9.16%	4.54%	7.29%
S&P 500® Index	25.02%	14.51%	14.16%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the S&P 500® Index.

Goldman Sachs Real Estate Securities Fund

Class P

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$85,350,194
# of Portfolio Holdings	42
Portfolio Turnover Rate	39%
Total Net Advisory Fees Paid	$754,485

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Real Estate	97.9%
Consumer Discretionary	0.8%
Money Market Instruments	0.4%

Goldman Sachs Real Estate Securities Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Wilshire®, the Wilshire IndexesSM and Wilshire U.S Real Estate Securities Index SM are service marks of Wilshire Advisors LLC (“Wilshire”) and have been licensed for use by Goldman Sachs Asset Management. All copyrightable subject matter in the Indexes and Index Data is © 2025 Wilshire Advisors LLC, all rights reserved. Goldman Sachs Real Estate Securities Fund is not sponsored, endorsed, sold or promoted by Wilshire, and Wilshire makes no representations, warranties or other commitments with respect to Goldman Sachs Real Estate Securities Fund. Wilshire does not accept any liability to any person for any loss or damage arising out of any error or omission in the Indexes or the Index Data.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Real Estate Securities Fund

38150B434-AR-1224     Class P

Annual Shareholder Report

December 31, 2024

Goldman Sachs Real Estate Securities Fund

Class R: GRERX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$149	1.45%

How did the Fund perform and what affected its performance?

The U.S. real estate securities market, as represented by the Wilshire Real Estate Securities Index (Wilshire Index), outperformed bonds but lagged U.S. equities broadly, as measured by the Bloomberg U.S. Aggregate Bond Index and S&P 500 Index, respectively. Higher property charge-offs, concerns about potential spillover effects from regional bank struggles, elevated interest rates that led to a slower transaction market in commercial real estate and higher mortgage rates and thus lower demand by consumers, and volatility around the interest rate cutting cycle and potentially higher U.S. inflation going forward dampened the U.S. real estate securities market’s performance. Still, cooling inflation in 2024 and the start of long-awaited monetary policy easing buoyed the real estate sector. Overall, the health care subsector, specifically senior housing, was strongest. Industrial Real Estate Investment Trusts (REITs) were weakest.

Top Contributors to Performance:

  Effective individual stock selection in the hotel and health care subsectors contributed most positively. An overweight to the technology subsector also added value.

  Relative to the Wilshire Index, the top contributors to the Fund’s relative results were positions in Equinix, a co-location data centers operator; Host Hotels & Resorts, a high-end hotel properties REIT; and Hilton Worldwide Holdings, a multinational hospitality company that manages and franchises a broad portfolio of hotels, resorts and timeshare properties.

  An overweight in Equinix proved beneficial, as consensus expectations of increasing pricing power, driven by limited supply in the data center space, drove up its stock price.

  An underweight in Host Hotels & Resorts contributed positively. We established a Fund position in the stock in November 2024 after it had underperformed the Wilshire Index.

  An out-of-Wilshire Index position in Hilton Worldwide Holdings boosted results, as the company posted solid earnings above consensus expectations, driving its stock price up.

Top Detractors from Performance:

  A combination of allocation decisions and stock selection overall drove the Fund’s underperformance of the Wilshire Index. Notably, the Wilshire Index underwent a rebalance as of December 31, 2024 that aligned the benchmark with the broader real estate securities market and similarly drove changes in the Fund’s absolute and relative sector positioning.

  Weak stock selection in the industrial, retail, technology and office subsectors detracted most from the Fund’s relative performance. An overweight to the industrial subsector and underweights to the retail and health care subsectors also hurt.

  Among those holdings detracting most from the Fund’s results relative to the Wilshire Index were positions in Prologis, Americold Realty Trust and SBA Communications.

  An overweight in Prologis, a REIT that owns, develops and operates logistics facilities worldwide, detracted most from the Fund’s relative results. As one of the largest and most liquid real estate entities in the Wilshire Index, Prologis was affected by the broad weakness in the real estate market.

  An out-of-Wilshire Index position in Americold Realty Trust, a temperature-controlled warehousing company, detracted due to weak frozen food demand in a challenging consumer environment, likely driven by inflation.

  An out-of-Wilshire Index position in SBA Communications, an owner and operator of wireless communications infrastructure, dampened results, as it lagged amid carrier activity in the U.S. not accelerating. Also, the high interest rates that persisted for much of the annual period impacted longer duration assets like cell towers.

Goldman Sachs Real Estate Securities Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R	Wilshire U.S. Real Estate Securities Index	S&P 500® Index
1/1/15	$10,000	$10,000	$10,000
12/15	$10,289	$10,480	$10,138
12/16	$10,813	$11,281	$11,351
12/17	$11,020	$11,830	$13,828
12/18	$10,401	$11,262	$13,223
12/19	$13,016	$14,160	$17,386
12/20	$11,972	$13,033	$20,586
12/21	$17,218	$19,042	$26,496
12/22	$12,359	$13,947	$21,697
12/23	$14,369	$16,205	$27,402
12/24	$15,193	$17,689	$34,257

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R	5.74%	3.14%	4.27%
Wilshire U.S. Real Estate Securities Index	9.16%	4.54%	5.86%
S&P 500® Index	25.02%	14.51%	13.09%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the S&P 500® Index.

Goldman Sachs Real Estate Securities Fund

Class R

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$85,350,194
# of Portfolio Holdings	42
Portfolio Turnover Rate	39%
Total Net Advisory Fees Paid	$754,485

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Real Estate	97.9%
Consumer Discretionary	0.8%
Money Market Instruments	0.4%

Goldman Sachs Real Estate Securities Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Wilshire®, the Wilshire IndexesSM and Wilshire U.S Real Estate Securities Index SM are service marks of Wilshire Advisors LLC (“Wilshire”) and have been licensed for use by Goldman Sachs Asset Management. All copyrightable subject matter in the Indexes and Index Data is © 2025 Wilshire Advisors LLC, all rights reserved. Goldman Sachs Real Estate Securities Fund is not sponsored, endorsed, sold or promoted by Wilshire, and Wilshire makes no representations, warranties or other commitments with respect to Goldman Sachs Real Estate Securities Fund. Wilshire does not accept any liability to any person for any loss or damage arising out of any error or omission in the Indexes or the Index Data.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Real Estate Securities Fund

38145N436-AR-1224     Class R

Annual Shareholder Report

December 31, 2024

Goldman Sachs Real Estate Securities Fund

Class R6: GREUX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$87	0.84%

How did the Fund perform and what affected its performance?

The U.S. real estate securities market, as represented by the Wilshire Real Estate Securities Index (Wilshire Index), outperformed bonds but lagged U.S. equities broadly, as measured by the Bloomberg U.S. Aggregate Bond Index and S&P 500 Index, respectively. Higher property charge-offs, concerns about potential spillover effects from regional bank struggles, elevated interest rates that led to a slower transaction market in commercial real estate and higher mortgage rates and thus lower demand by consumers, and volatility around the interest rate cutting cycle and potentially higher U.S. inflation going forward dampened the U.S. real estate securities market’s performance. Still, cooling inflation in 2024 and the start of long-awaited monetary policy easing buoyed the real estate sector. Overall, the health care subsector, specifically senior housing, was strongest. Industrial Real Estate Investment Trusts (REITs) were weakest.

Top Contributors to Performance:

  Effective individual stock selection in the hotel and health care subsectors contributed most positively. An overweight to the technology subsector also added value.

  Relative to the Wilshire Index, the top contributors to the Fund’s relative results were positions in Equinix, a co-location data centers operator; Host Hotels & Resorts, a high-end hotel properties REIT; and Hilton Worldwide Holdings, a multinational hospitality company that manages and franchises a broad portfolio of hotels, resorts and timeshare properties.

  An overweight in Equinix proved beneficial, as consensus expectations of increasing pricing power, driven by limited supply in the data center space, drove up its stock price.

  An underweight in Host Hotels & Resorts contributed positively. We established a Fund position in the stock in November 2024 after it had underperformed the Wilshire Index.

  An out-of-Wilshire Index position in Hilton Worldwide Holdings boosted results, as the company posted solid earnings above consensus expectations, driving its stock price up.

Top Detractors from Performance:

  A combination of allocation decisions and stock selection overall drove the Fund’s underperformance of the Wilshire Index. Notably, the Wilshire Index underwent a rebalance as of December 31, 2024 that aligned the benchmark with the broader real estate securities market and similarly drove changes in the Fund’s absolute and relative sector positioning.

  Weak stock selection in the industrial, retail, technology and office subsectors detracted most from the Fund’s relative performance. An overweight to the industrial subsector and underweights to the retail and health care subsectors also hurt.

  Among those holdings detracting most from the Fund’s results relative to the Wilshire Index were positions in Prologis, Americold Realty Trust and SBA Communications.

  An overweight in Prologis, a REIT that owns, develops and operates logistics facilities worldwide, detracted most from the Fund’s relative results. As one of the largest and most liquid real estate entities in the Wilshire Index, Prologis was affected by the broad weakness in the real estate market.

  An out-of-Wilshire Index position in Americold Realty Trust, a temperature-controlled warehousing company, detracted due to weak frozen food demand in a challenging consumer environment, likely driven by inflation.

  An out-of-Wilshire Index position in SBA Communications, an owner and operator of wireless communications infrastructure, dampened results, as it lagged amid carrier activity in the U.S. not accelerating. Also, the high interest rates that persisted for much of the annual period impacted longer duration assets like cell towers.

Goldman Sachs Real Estate Securities Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	Wilshire U.S. Real Estate Securities Index	S&P 500® Index
7/31/15	$10,000	$10,000	$10,000
12/15	$10,364	$10,449	$9,810
12/16	$10,964	$11,247	$10,983
12/17	$11,249	$11,795	$13,381
12/18	$10,683	$11,229	$12,795
12/19	$13,463	$14,118	$16,824
12/20	$12,455	$12,994	$19,920
12/21	$18,027	$18,986	$25,638
12/22	$13,012	$13,905	$20,995
12/23	$15,229	$16,157	$26,515
12/24	$16,201	$17,637	$33,149

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	6.38%	3.77%	5.25%
Wilshire U.S. Real Estate Securities Index	9.16%	4.54%	6.20%
S&P 500® Index	25.02%	14.51%	13.55%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the S&P 500® Index.

Goldman Sachs Real Estate Securities Fund

Class R6

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$85,350,194
# of Portfolio Holdings	42
Portfolio Turnover Rate	39%
Total Net Advisory Fees Paid	$754,485

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Real Estate	97.9%
Consumer Discretionary	0.8%
Money Market Instruments	0.4%

Goldman Sachs Real Estate Securities Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Wilshire®, the Wilshire IndexesSM and Wilshire U.S Real Estate Securities Index SM are service marks of Wilshire Advisors LLC (“Wilshire”) and have been licensed for use by Goldman Sachs Asset Management. All copyrightable subject matter in the Indexes and Index Data is © 2025 Wilshire Advisors LLC, all rights reserved. Goldman Sachs Real Estate Securities Fund is not sponsored, endorsed, sold or promoted by Wilshire, and Wilshire makes no representations, warranties or other commitments with respect to Goldman Sachs Real Estate Securities Fund. Wilshire does not accept any liability to any person for any loss or damage arising out of any error or omission in the Indexes or the Index Data.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Real Estate Securities Fund

38147X275-AR-1224     Class R6

Annual Shareholder Report

December 31, 2024

Goldman Sachs Real Estate Securities Fund

Institutional Class: GREIX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$89	0.86%

How did the Fund perform and what affected its performance?

The U.S. real estate securities market, as represented by the Wilshire Real Estate Securities Index (Wilshire Index), outperformed bonds but lagged U.S. equities broadly, as measured by the Bloomberg U.S. Aggregate Bond Index and S&P 500 Index, respectively. Higher property charge-offs, concerns about potential spillover effects from regional bank struggles, elevated interest rates that led to a slower transaction market in commercial real estate and higher mortgage rates and thus lower demand by consumers, and volatility around the interest rate cutting cycle and potentially higher U.S. inflation going forward dampened the U.S. real estate securities market’s performance. Still, cooling inflation in 2024 and the start of long-awaited monetary policy easing buoyed the real estate sector. Overall, the health care subsector, specifically senior housing, was strongest. Industrial Real Estate Investment Trusts (REITs) were weakest.

Top Contributors to Performance:

  Effective individual stock selection in the hotel and health care subsectors contributed most positively. An overweight to the technology subsector also added value.

  Relative to the Wilshire Index, the top contributors to the Fund’s relative results were positions in Equinix, a co-location data centers operator; Host Hotels & Resorts, a high-end hotel properties REIT; and Hilton Worldwide Holdings, a multinational hospitality company that manages and franchises a broad portfolio of hotels, resorts and timeshare properties.

  An overweight in Equinix proved beneficial, as consensus expectations of increasing pricing power, driven by limited supply in the data center space, drove up its stock price.

  An underweight in Host Hotels & Resorts contributed positively. We established a Fund position in the stock in November 2024 after it had underperformed the Wilshire Index.

  An out-of-Wilshire Index position in Hilton Worldwide Holdings boosted results, as the company posted solid earnings above consensus expectations, driving its stock price up.

Top Detractors from Performance:

  A combination of allocation decisions and stock selection overall drove the Fund’s underperformance of the Wilshire Index. Notably, the Wilshire Index underwent a rebalance as of December 31, 2024 that aligned the benchmark with the broader real estate securities market and similarly drove changes in the Fund’s absolute and relative sector positioning.

  Weak stock selection in the industrial, retail, technology and office subsectors detracted most from the Fund’s relative performance. An overweight to the industrial subsector and underweights to the retail and health care subsectors also hurt.

  Among those holdings detracting most from the Fund’s results relative to the Wilshire Index were positions in Prologis, Americold Realty Trust and SBA Communications.

  An overweight in Prologis, a REIT that owns, develops and operates logistics facilities worldwide, detracted most from the Fund’s relative results. As one of the largest and most liquid real estate entities in the Wilshire Index, Prologis was affected by the broad weakness in the real estate market.

  An out-of-Wilshire Index position in Americold Realty Trust, a temperature-controlled warehousing company, detracted due to weak frozen food demand in a challenging consumer environment, likely driven by inflation.

  An out-of-Wilshire Index position in SBA Communications, an owner and operator of wireless communications infrastructure, dampened results, as it lagged amid carrier activity in the U.S. not accelerating. Also, the high interest rates that persisted for much of the annual period impacted longer duration assets like cell towers.

Goldman Sachs Real Estate Securities Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	Wilshire U.S. Real Estate Securities Index	S&P 500® Index
1/1/15	$1,000,000	$1,000,000	$1,000,000
12/15	$1,035,600	$1,048,000	$1,013,800
12/16	$1,095,975	$1,128,067	$1,135,050
12/17	$1,124,252	$1,183,004	$1,382,832
12/18	$1,067,589	$1,126,220	$1,322,264
12/19	$1,345,269	$1,415,996	$1,738,645
12/20	$1,244,374	$1,303,283	$2,058,556
12/21	$1,801,107	$1,904,227	$2,649,567
12/22	$1,300,940	$1,394,656	$2,169,730
12/23	$1,521,059	$1,620,450	$2,740,152
12/24	$1,617,950	$1,768,884	$3,425,738

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	6.37%	3.76%	4.93%
Wilshire U.S. Real Estate Securities Index	9.16%	4.54%	5.86%
S&P 500® Index	25.02%	14.51%	13.09%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the S&P 500® Index.

Goldman Sachs Real Estate Securities Fund

Institutional Class

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$85,350,194
# of Portfolio Holdings	42
Portfolio Turnover Rate	39%
Total Net Advisory Fees Paid	$754,485

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Real Estate	97.9%
Consumer Discretionary	0.8%
Money Market Instruments	0.4%

Goldman Sachs Real Estate Securities Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Wilshire®, the Wilshire IndexesSM and Wilshire U.S Real Estate Securities Index SM are service marks of Wilshire Advisors LLC (“Wilshire”) and have been licensed for use by Goldman Sachs Asset Management. All copyrightable subject matter in the Indexes and Index Data is © 2025 Wilshire Advisors LLC, all rights reserved. Goldman Sachs Real Estate Securities Fund is not sponsored, endorsed, sold or promoted by Wilshire, and Wilshire makes no representations, warranties or other commitments with respect to Goldman Sachs Real Estate Securities Fund. Wilshire does not accept any liability to any person for any loss or damage arising out of any error or omission in the Indexes or the Index Data.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Real Estate Securities Fund

38142V787-AR-1224     Institutional Class

Annual Shareholder Report

December 31, 2024

Goldman Sachs Real Estate Securities Fund

Investor Class: GRETX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$98	0.95%

How did the Fund perform and what affected its performance?

The U.S. real estate securities market, as represented by the Wilshire Real Estate Securities Index (Wilshire Index), outperformed bonds but lagged U.S. equities broadly, as measured by the Bloomberg U.S. Aggregate Bond Index and S&P 500 Index, respectively. Higher property charge-offs, concerns about potential spillover effects from regional bank struggles, elevated interest rates that led to a slower transaction market in commercial real estate and higher mortgage rates and thus lower demand by consumers, and volatility around the interest rate cutting cycle and potentially higher U.S. inflation going forward dampened the U.S. real estate securities market’s performance. Still, cooling inflation in 2024 and the start of long-awaited monetary policy easing buoyed the real estate sector. Overall, the health care subsector, specifically senior housing, was strongest. Industrial Real Estate Investment Trusts (REITs) were weakest.

Top Contributors to Performance:

  Effective individual stock selection in the hotel and health care subsectors contributed most positively. An overweight to the technology subsector also added value.

  Relative to the Wilshire Index, the top contributors to the Fund’s relative results were positions in Equinix, a co-location data centers operator; Host Hotels & Resorts, a high-end hotel properties REIT; and Hilton Worldwide Holdings, a multinational hospitality company that manages and franchises a broad portfolio of hotels, resorts and timeshare properties.

  An overweight in Equinix proved beneficial, as consensus expectations of increasing pricing power, driven by limited supply in the data center space, drove up its stock price.

  An underweight in Host Hotels & Resorts contributed positively. We established a Fund position in the stock in November 2024 after it had underperformed the Wilshire Index.

  An out-of-Wilshire Index position in Hilton Worldwide Holdings boosted results, as the company posted solid earnings above consensus expectations, driving its stock price up.

Top Detractors from Performance:

  A combination of allocation decisions and stock selection overall drove the Fund’s underperformance of the Wilshire Index. Notably, the Wilshire Index underwent a rebalance as of December 31, 2024 that aligned the benchmark with the broader real estate securities market and similarly drove changes in the Fund’s absolute and relative sector positioning.

  Weak stock selection in the industrial, retail, technology and office subsectors detracted most from the Fund’s relative performance. An overweight to the industrial subsector and underweights to the retail and health care subsectors also hurt.

  Among those holdings detracting most from the Fund’s results relative to the Wilshire Index were positions in Prologis, Americold Realty Trust and SBA Communications.

  An overweight in Prologis, a REIT that owns, develops and operates logistics facilities worldwide, detracted most from the Fund’s relative results. As one of the largest and most liquid real estate entities in the Wilshire Index, Prologis was affected by the broad weakness in the real estate market.

  An out-of-Wilshire Index position in Americold Realty Trust, a temperature-controlled warehousing company, detracted due to weak frozen food demand in a challenging consumer environment, likely driven by inflation.

  An out-of-Wilshire Index position in SBA Communications, an owner and operator of wireless communications infrastructure, dampened results, as it lagged amid carrier activity in the U.S. not accelerating. Also, the high interest rates that persisted for much of the annual period impacted longer duration assets like cell towers.

Goldman Sachs Real Estate Securities Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	Wilshire U.S. Real Estate Securities Index	S&P 500® Index
1/1/15	$10,000	$10,000	$10,000
12/15	$10,344	$10,480	$10,138
12/16	$10,931	$11,281	$11,351
12/17	$11,195	$11,830	$13,828
12/18	$10,615	$11,262	$13,223
12/19	$13,358	$14,160	$17,386
12/20	$12,342	$13,033	$20,586
12/21	$17,843	$19,042	$26,496
12/22	$12,865	$13,947	$21,697
12/23	$15,041	$16,205	$27,402
12/24	$15,988	$17,689	$34,257

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor	6.30%	3.66%	4.80%
Wilshire U.S. Real Estate Securities Index	9.16%	4.54%	5.86%
S&P 500® Index	25.02%	14.51%	13.09%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the S&P 500® Index.

Goldman Sachs Real Estate Securities Fund

Investor Class

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$85,350,194
# of Portfolio Holdings	42
Portfolio Turnover Rate	39%
Total Net Advisory Fees Paid	$754,485

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Real Estate	97.9%
Consumer Discretionary	0.8%
Money Market Instruments	0.4%

Goldman Sachs Real Estate Securities Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Wilshire®, the Wilshire IndexesSM and Wilshire U.S Real Estate Securities Index SM are service marks of Wilshire Advisors LLC (“Wilshire”) and have been licensed for use by Goldman Sachs Asset Management. All copyrightable subject matter in the Indexes and Index Data is © 2025 Wilshire Advisors LLC, all rights reserved. Goldman Sachs Real Estate Securities Fund is not sponsored, endorsed, sold or promoted by Wilshire, and Wilshire makes no representations, warranties or other commitments with respect to Goldman Sachs Real Estate Securities Fund. Wilshire does not accept any liability to any person for any loss or damage arising out of any error or omission in the Indexes or the Index Data.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Real Estate Securities Fund

38145N428-AR-1224     Investor Class

Annual Shareholder Report

December 31, 2024

Goldman Sachs Real Estate Securities Fund

Service Class: GRESX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$140	1.36%

How did the Fund perform and what affected its performance?

The U.S. real estate securities market, as represented by the Wilshire Real Estate Securities Index (Wilshire Index), outperformed bonds but lagged U.S. equities broadly, as measured by the Bloomberg U.S. Aggregate Bond Index and S&P 500 Index, respectively. Higher property charge-offs, concerns about potential spillover effects from regional bank struggles, elevated interest rates that led to a slower transaction market in commercial real estate and higher mortgage rates and thus lower demand by consumers, and volatility around the interest rate cutting cycle and potentially higher U.S. inflation going forward dampened the U.S. real estate securities market’s performance. Still, cooling inflation in 2024 and the start of long-awaited monetary policy easing buoyed the real estate sector. Overall, the health care subsector, specifically senior housing, was strongest. Industrial Real Estate Investment Trusts (REITs) were weakest.

Top Contributors to Performance:

  Effective individual stock selection in the hotel and health care subsectors contributed most positively. An overweight to the technology subsector also added value.

  Relative to the Wilshire Index, the top contributors to the Fund’s relative results were positions in Equinix, a co-location data centers operator; Host Hotels & Resorts, a high-end hotel properties REIT; and Hilton Worldwide Holdings, a multinational hospitality company that manages and franchises a broad portfolio of hotels, resorts and timeshare properties.

  An overweight in Equinix proved beneficial, as consensus expectations of increasing pricing power, driven by limited supply in the data center space, drove up its stock price.

  An underweight in Host Hotels & Resorts contributed positively. We established a Fund position in the stock in November 2024 after it had underperformed the Wilshire Index.

  An out-of-Wilshire Index position in Hilton Worldwide Holdings boosted results, as the company posted solid earnings above consensus expectations, driving its stock price up.

Top Detractors from Performance:

  A combination of allocation decisions and stock selection overall drove the Fund’s underperformance of the Wilshire Index. Notably, the Wilshire Index underwent a rebalance as of December 31, 2024 that aligned the benchmark with the broader real estate securities market and similarly drove changes in the Fund’s absolute and relative sector positioning.

  Weak stock selection in the industrial, retail, technology and office subsectors detracted most from the Fund’s relative performance. An overweight to the industrial subsector and underweights to the retail and health care subsectors also hurt.

  Among those holdings detracting most from the Fund’s results relative to the Wilshire Index were positions in Prologis, Americold Realty Trust and SBA Communications.

  An overweight in Prologis, a REIT that owns, develops and operates logistics facilities worldwide, detracted most from the Fund’s relative results. As one of the largest and most liquid real estate entities in the Wilshire Index, Prologis was affected by the broad weakness in the real estate market.

  An out-of-Wilshire Index position in Americold Realty Trust, a temperature-controlled warehousing company, detracted due to weak frozen food demand in a challenging consumer environment, likely driven by inflation.

  An out-of-Wilshire Index position in SBA Communications, an owner and operator of wireless communications infrastructure, dampened results, as it lagged amid carrier activity in the U.S. not accelerating. Also, the high interest rates that persisted for much of the annual period impacted longer duration assets like cell towers.

Goldman Sachs Real Estate Securities Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Service	Wilshire U.S. Real Estate Securities Index	S&P 500® Index
1/1/15	$10,000	$10,000	$10,000
12/15	$10,309	$10,480	$10,138
12/16	$10,846	$11,281	$11,351
12/17	$11,071	$11,830	$13,828
12/18	$10,455	$11,262	$13,223
12/19	$13,111	$14,160	$17,386
12/20	$12,066	$13,033	$20,586
12/21	$17,390	$19,042	$26,496
12/22	$12,500	$13,947	$21,697
12/23	$14,543	$16,205	$27,402
12/24	$15,396	$17,689	$34,257

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Service	5.87%	3.26%	4.41%
Wilshire U.S. Real Estate Securities Index	9.16%	4.54%	5.86%
S&P 500® Index	25.02%	14.51%	13.09%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the S&P 500® Index.

Goldman Sachs Real Estate Securities Fund

Service Class

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$85,350,194
# of Portfolio Holdings	42
Portfolio Turnover Rate	39%
Total Net Advisory Fees Paid	$754,485

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Real Estate	97.9%
Consumer Discretionary	0.8%
Money Market Instruments	0.4%

Goldman Sachs Real Estate Securities Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Wilshire®, the Wilshire IndexesSM and Wilshire U.S Real Estate Securities Index SM are service marks of Wilshire Advisors LLC (“Wilshire”) and have been licensed for use by Goldman Sachs Asset Management. All copyrightable subject matter in the Indexes and Index Data is © 2025 Wilshire Advisors LLC, all rights reserved. Goldman Sachs Real Estate Securities Fund is not sponsored, endorsed, sold or promoted by Wilshire, and Wilshire makes no representations, warranties or other commitments with respect to Goldman Sachs Real Estate Securities Fund. Wilshire does not accept any liability to any person for any loss or damage arising out of any error or omission in the Indexes or the Index Data.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Real Estate Securities Fund

38142V779-AR-1224     Service Class

Annual Shareholder Report

December 31, 2024

Goldman Sachs U.S. Tax-Managed Equity Fund

Class A: GCTAX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$114	1.01%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve (Fed) began its long-awaited easing cycle in September 2024. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports and excitement over artificial intelligence capabilities across sectors. Following the U.S. presidential election, U.S. equities rallied, as a reduction of market volatility, coupled with positive momentum from expectations of corporate tax cuts, helped improve sentiment and bolster returns. The Fed enacted two additional interest rate cuts but intimated that future cuts would likely occur at a slower cadence, dampening market confidence in December 2024.

Top Contributors to Performance:

  All four of our quantitative model’s investment themes added to the Fund’s performance versus its benchmark, the Russell 3000 Index (Index). We use our quantitative model and four investment themes to take a long-term view of market patterns and look for inefficiencies, selecting stocks for the Fund and overweighting or underweighting the ones chosen by the model.

  Among investment themes, Sentiment Analysis and High Quality Business Models contributed most positively, followed at a distance by Fundamental Mispricings and Market Themes & Trends.

  The Fund benefited from its investments in the information technology and industrials sectors.

  In terms of individual holdings, the Fund was helped by overweight positions relative to the Index in Super Micro Computer, Dell Technologies and Broadcom.

  The overweight in Super Micro Computer, which develops and manufactures high performance server and storage solutions, was based on the Sentiment Analysis, High Quality Business Models and Market Themes & Trends investment themes.

  The Fund was overweight Dell Technologies, a provider of hardware, software and service solutions, primarily because of the Sentiment Analysis and High Quality Business Models investment themes.

  We chose to overweight semiconductor company Broadcom mainly due to the Market Themes & Trends and Sentiment Analysis investment themes.

Top Detractors from Performance:

  The Fund was hurt by its investments in the real estate, health care and consumer discretionary sectors.

  Regarding individual stock positions, an underweight position in NVIDIA detracted from relative performance. Overweight positions in Elevance Health and Adobe further diminished returns.

  The Fund’s underweight in NVIDIA, a maker of graphics processing units for gaming and professional markets, was driven by the High Quality Business Models and Sentiment Analysis investment themes.

  The overweight in Elevance Health, a health insurance plan provider, was the result of all four of our quantitative model’s investment themes.

  We adopted the underweight in software company Adobe mostly because of the Sentiment Analysis investment theme and, to a lesser extent, the Market Themes & Trends and High Quality Business Models investment themes.

Goldman Sachs U.S. Tax-Managed Equity Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	Russell 3000® Index
1/1/15	$10,000	$9,450	$10,000
12/15	$9,972	$9,424	$10,048
12/16	$10,881	$10,283	$11,328
12/17	$13,045	$12,327	$13,722
12/18	$11,982	$11,323	$13,003
12/19	$15,034	$14,208	$17,036
12/20	$17,607	$16,638	$20,595
12/21	$22,678	$21,430	$25,880
12/22	$18,026	$17,035	$20,908
12/23	$22,246	$21,023	$26,336
12/24	$27,937	$26,400	$32,607

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	25.58%	13.18%	10.81%
Class A Including sale charges	18.69%	11.90%	10.18%
Russell 3000® Index	23.81%	13.85%	12.53%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs U.S. Tax-Managed Equity Fund

Class A

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$3,554,184,552
# of Portfolio Holdings	270
Portfolio Turnover Rate	96%
Total Net Advisory Fees Paid	$20,661,874

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	30.6%
Financials	14.1%
Consumer Discretionary	12.9%
Health Care	11.2%
Communication Services	8.9%
Industrials	7.9%
Consumer Staples	4.8%
Energy	2.8%
Real Estate	2.3%
Other	3.0%

Goldman Sachs U.S. Tax-Managed Equity Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits)even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Tax-Managed Equity Fund

38142Y674-AR-1224     Class A

Annual Shareholder Report

December 31, 2024

Goldman Sachs U.S. Tax-Managed Equity Fund

Class C: GCTCX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$198	1.76%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve (Fed) began its long-awaited easing cycle in September 2024. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports and excitement over artificial intelligence capabilities across sectors. Following the U.S. presidential election, U.S. equities rallied, as a reduction of market volatility, coupled with positive momentum from expectations of corporate tax cuts, helped improve sentiment and bolster returns. The Fed enacted two additional interest rate cuts but intimated that future cuts would likely occur at a slower cadence, dampening market confidence in December 2024.

Top Contributors to Performance:

  All four of our quantitative model’s investment themes added to the Fund’s performance versus its benchmark, the Russell 3000 Index (Index). We use our quantitative model and four investment themes to take a long-term view of market patterns and look for inefficiencies, selecting stocks for the Fund and overweighting or underweighting the ones chosen by the model.

  Among investment themes, Sentiment Analysis and High Quality Business Models contributed most positively, followed at a distance by Fundamental Mispricings and Market Themes & Trends.

  The Fund benefited from its investments in the information technology and industrials sectors.

  In terms of individual holdings, the Fund was helped by overweight positions relative to the Index in Super Micro Computer, Dell Technologies and Broadcom.

  The overweight in Super Micro Computer, which develops and manufactures high performance server and storage solutions, was based on the Sentiment Analysis, High Quality Business Models and Market Themes & Trends investment themes.

  The Fund was overweight Dell Technologies, a provider of hardware, software and service solutions, primarily because of the Sentiment Analysis and High Quality Business Models investment themes.

  We chose to overweight semiconductor company Broadcom mainly due to the Market Themes & Trends and Sentiment Analysis investment themes.

Top Detractors from Performance:

  The Fund was hurt by its investments in the real estate, health care and consumer discretionary sectors.

  Regarding individual stock positions, an underweight position in NVIDIA detracted from relative performance. Overweight positions in Elevance Health and Adobe further diminished returns.

  The Fund’s underweight in NVIDIA, a maker of graphics processing units for gaming and professional markets, was driven by the High Quality Business Models and Sentiment Analysis investment themes.

  The overweight in Elevance Health, a health insurance plan provider, was the result of all four of our quantitative model’s investment themes.

  We adopted the underweight in software company Adobe mostly because of the Sentiment Analysis investment theme and, to a lesser extent, the Market Themes & Trends and High Quality Business Models investment themes.

Goldman Sachs U.S. Tax-Managed Equity Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	Russell 3000® Index
1/1/15	$10,000	$9,900	$10,000
12/15	$9,895	$9,796	$10,048
12/16	$10,723	$10,616	$11,328
12/17	$12,752	$12,625	$13,722
12/18	$11,623	$11,507	$13,003
12/19	$14,476	$14,331	$17,036
12/20	$16,835	$16,667	$20,595
12/21	$21,519	$21,304	$25,880
12/22	$16,974	$16,805	$20,908
12/23	$20,793	$20,586	$26,336
12/24	$25,919	$25,660	$32,607

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C Excluding sale charges	24.65%	12.34%	9.98%
Class C Including sale charges	23.64%	12.34%	9.98%
Russell 3000® Index	23.81%	13.85%	12.53%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs U.S. Tax-Managed Equity Fund

Class C

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$3,554,184,552
# of Portfolio Holdings	270
Portfolio Turnover Rate	96%
Total Net Advisory Fees Paid	$20,661,874

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	30.6%
Financials	14.1%
Consumer Discretionary	12.9%
Health Care	11.2%
Communication Services	8.9%
Industrials	7.9%
Consumer Staples	4.8%
Energy	2.8%
Real Estate	2.3%
Other	3.0%

Goldman Sachs U.S. Tax-Managed Equity Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits)even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Tax-Managed Equity Fund

38142Y658-AR-1224     Class C

Annual Shareholder Report

December 31, 2024

Goldman Sachs U.S. Tax-Managed Equity Fund

Class P: GSDPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$77	0.68%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve (Fed) began its long-awaited easing cycle in September 2024. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports and excitement over artificial intelligence capabilities across sectors. Following the U.S. presidential election, U.S. equities rallied, as a reduction of market volatility, coupled with positive momentum from expectations of corporate tax cuts, helped improve sentiment and bolster returns. The Fed enacted two additional interest rate cuts but intimated that future cuts would likely occur at a slower cadence, dampening market confidence in December 2024.

Top Contributors to Performance:

  All four of our quantitative model’s investment themes added to the Fund’s performance versus its benchmark, the Russell 3000 Index (Index). We use our quantitative model and four investment themes to take a long-term view of market patterns and look for inefficiencies, selecting stocks for the Fund and overweighting or underweighting the ones chosen by the model.

  Among investment themes, Sentiment Analysis and High Quality Business Models contributed most positively, followed at a distance by Fundamental Mispricings and Market Themes & Trends.

  The Fund benefited from its investments in the information technology and industrials sectors.

  In terms of individual holdings, the Fund was helped by overweight positions relative to the Index in Super Micro Computer, Dell Technologies and Broadcom.

  The overweight in Super Micro Computer, which develops and manufactures high performance server and storage solutions, was based on the Sentiment Analysis, High Quality Business Models and Market Themes & Trends investment themes.

  The Fund was overweight Dell Technologies, a provider of hardware, software and service solutions, primarily because of the Sentiment Analysis and High Quality Business Models investment themes.

  We chose to overweight semiconductor company Broadcom mainly due to the Market Themes & Trends and Sentiment Analysis investment themes.

Top Detractors from Performance:

  The Fund was hurt by its investments in the real estate, health care and consumer discretionary sectors.

  Regarding individual stock positions, an underweight position in NVIDIA detracted from relative performance. Overweight positions in Elevance Health and Adobe further diminished returns.

  The Fund’s underweight in NVIDIA, a maker of graphics processing units for gaming and professional markets, was driven by the High Quality Business Models and Sentiment Analysis investment themes.

  The overweight in Elevance Health, a health insurance plan provider, was the result of all four of our quantitative model’s investment themes.

  We adopted the underweight in software company Adobe mostly because of the Sentiment Analysis investment theme and, to a lesser extent, the Market Themes & Trends and High Quality Business Models investment themes.

Goldman Sachs U.S. Tax-Managed Equity Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	Russell 3000® Index
4/17/18	$10,000	$10,000
12/18	$8,938	$9,299
12/19	$11,257	$12,184
12/20	$13,231	$14,729
12/21	$17,098	$18,508
12/22	$13,636	$14,953
12/23	$16,887	$18,834
12/24	$21,272	$23,319

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	25.97%	13.56%	11.90%
Russell 3000® Index	23.81%	13.85%	13.44%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs U.S. Tax-Managed Equity Fund

Class P

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$3,554,184,552
# of Portfolio Holdings	270
Portfolio Turnover Rate	96%
Total Net Advisory Fees Paid	$20,661,874

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	30.6%
Financials	14.1%
Consumer Discretionary	12.9%
Health Care	11.2%
Communication Services	8.9%
Industrials	7.9%
Consumer Staples	4.8%
Energy	2.8%
Real Estate	2.3%
Other	3.0%

Goldman Sachs U.S. Tax-Managed Equity Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits)even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Tax-Managed Equity Fund

38150B178-AR-1224     Class P

Annual Shareholder Report

December 31, 2024

Goldman Sachs U.S. Tax-Managed Equity Fund

Class R6: GCTRX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$77	0.68%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve (Fed) began its long-awaited easing cycle in September 2024. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports and excitement over artificial intelligence capabilities across sectors. Following the U.S. presidential election, U.S. equities rallied, as a reduction of market volatility, coupled with positive momentum from expectations of corporate tax cuts, helped improve sentiment and bolster returns. The Fed enacted two additional interest rate cuts but intimated that future cuts would likely occur at a slower cadence, dampening market confidence in December 2024.

Top Contributors to Performance:

  All four of our quantitative model’s investment themes added to the Fund’s performance versus its benchmark, the Russell 3000 Index (Index). We use our quantitative model and four investment themes to take a long-term view of market patterns and look for inefficiencies, selecting stocks for the Fund and overweighting or underweighting the ones chosen by the model.

  Among investment themes, Sentiment Analysis and High Quality Business Models contributed most positively, followed at a distance by Fundamental Mispricings and Market Themes & Trends.

  The Fund benefited from its investments in the information technology and industrials sectors.

  In terms of individual holdings, the Fund was helped by overweight positions relative to the Index in Super Micro Computer, Dell Technologies and Broadcom.

  The overweight in Super Micro Computer, which develops and manufactures high performance server and storage solutions, was based on the Sentiment Analysis, High Quality Business Models and Market Themes & Trends investment themes.

  The Fund was overweight Dell Technologies, a provider of hardware, software and service solutions, primarily because of the Sentiment Analysis and High Quality Business Models investment themes.

  We chose to overweight semiconductor company Broadcom mainly due to the Market Themes & Trends and Sentiment Analysis investment themes.

Top Detractors from Performance:

  The Fund was hurt by its investments in the real estate, health care and consumer discretionary sectors.

  Regarding individual stock positions, an underweight position in NVIDIA detracted from relative performance. Overweight positions in Elevance Health and Adobe further diminished returns.

  The Fund’s underweight in NVIDIA, a maker of graphics processing units for gaming and professional markets, was driven by the High Quality Business Models and Sentiment Analysis investment themes.

  The overweight in Elevance Health, a health insurance plan provider, was the result of all four of our quantitative model’s investment themes.

  We adopted the underweight in software company Adobe mostly because of the Sentiment Analysis investment theme and, to a lesser extent, the Market Themes & Trends and High Quality Business Models investment themes.

Goldman Sachs U.S. Tax-Managed Equity Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	Russell 3000® Index
4/30/18	$10,000	$10,000
12/18	$9,128	$9,501
12/19	$11,498	$12,448
12/20	$13,514	$15,049
12/21	$17,466	$18,910
12/22	$13,927	$15,277
12/23	$17,249	$19,244
12/24	$21,729	$23,825

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class R6 (Commenced April 30, 2018)	25.97%	13.56%	12.32%
Russell 3000® Index	23.81%	13.85%	13.88%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs U.S. Tax-Managed Equity Fund

Class R6

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$3,554,184,552
# of Portfolio Holdings	270
Portfolio Turnover Rate	96%
Total Net Advisory Fees Paid	$20,661,874

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	30.6%
Financials	14.1%
Consumer Discretionary	12.9%
Health Care	11.2%
Communication Services	8.9%
Industrials	7.9%
Consumer Staples	4.8%
Energy	2.8%
Real Estate	2.3%
Other	3.0%

Goldman Sachs U.S. Tax-Managed Equity Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits)even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Tax-Managed Equity Fund

38150C705-AR-1224     Class R6

Annual Shareholder Report

December 31, 2024

Goldman Sachs U.S. Tax-Managed Equity Fund

Institutional Class: GCTIX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$78	0.69%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve (Fed) began its long-awaited easing cycle in September 2024. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports and excitement over artificial intelligence capabilities across sectors. Following the U.S. presidential election, U.S. equities rallied, as a reduction of market volatility, coupled with positive momentum from expectations of corporate tax cuts, helped improve sentiment and bolster returns. The Fed enacted two additional interest rate cuts but intimated that future cuts would likely occur at a slower cadence, dampening market confidence in December 2024.

Top Contributors to Performance:

  All four of our quantitative model’s investment themes added to the Fund’s performance versus its benchmark, the Russell 3000 Index (Index). We use our quantitative model and four investment themes to take a long-term view of market patterns and look for inefficiencies, selecting stocks for the Fund and overweighting or underweighting the ones chosen by the model.

  Among investment themes, Sentiment Analysis and High Quality Business Models contributed most positively, followed at a distance by Fundamental Mispricings and Market Themes & Trends.

  The Fund benefited from its investments in the information technology and industrials sectors.

  In terms of individual holdings, the Fund was helped by overweight positions relative to the Index in Super Micro Computer, Dell Technologies and Broadcom.

  The overweight in Super Micro Computer, which develops and manufactures high performance server and storage solutions, was based on the Sentiment Analysis, High Quality Business Models and Market Themes & Trends investment themes.

  The Fund was overweight Dell Technologies, a provider of hardware, software and service solutions, primarily because of the Sentiment Analysis and High Quality Business Models investment themes.

  We chose to overweight semiconductor company Broadcom mainly due to the Market Themes & Trends and Sentiment Analysis investment themes.

Top Detractors from Performance:

  The Fund was hurt by its investments in the real estate, health care and consumer discretionary sectors.

  Regarding individual stock positions, an underweight position in NVIDIA detracted from relative performance. Overweight positions in Elevance Health and Adobe further diminished returns.

  The Fund’s underweight in NVIDIA, a maker of graphics processing units for gaming and professional markets, was driven by the High Quality Business Models and Sentiment Analysis investment themes.

  The overweight in Elevance Health, a health insurance plan provider, was the result of all four of our quantitative model’s investment themes.

  We adopted the underweight in software company Adobe mostly because of the Sentiment Analysis investment theme and, to a lesser extent, the Market Themes & Trends and High Quality Business Models investment themes.

Goldman Sachs U.S. Tax-Managed Equity Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	Russell 3000® Index
1/1/15	$1,000,000	$1,000,000
12/15	$1,001,000	$1,004,800
12/16	$1,097,496	$1,132,812
12/17	$1,320,178	$1,372,175
12/18	$1,217,469	$1,300,273
12/19	$1,532,793	$1,703,617
12/20	$1,801,491	$2,059,503
12/21	$2,328,067	$2,587,971
12/22	$1,856,401	$2,090,822
12/23	$2,298,410	$2,633,599
12/24	$2,895,767	$3,260,659

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	25.99%	13.55%	11.21%
Russell 3000® Index	23.81%	13.85%	12.53%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs U.S. Tax-Managed Equity Fund

Institutional Class

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$3,554,184,552
# of Portfolio Holdings	270
Portfolio Turnover Rate	96%
Total Net Advisory Fees Paid	$20,661,874

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	30.6%
Financials	14.1%
Consumer Discretionary	12.9%
Health Care	11.2%
Communication Services	8.9%
Industrials	7.9%
Consumer Staples	4.8%
Energy	2.8%
Real Estate	2.3%
Other	3.0%

Goldman Sachs U.S. Tax-Managed Equity Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits)even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Tax-Managed Equity Fund

38142Y641-AR-1224     Institutional Class

Annual Shareholder Report

December 31, 2024

Goldman Sachs U.S. Tax-Managed Equity Fund

Investor Class: GQIRX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$86	0.76%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve (Fed) began its long-awaited easing cycle in September 2024. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports and excitement over artificial intelligence capabilities across sectors. Following the U.S. presidential election, U.S. equities rallied, as a reduction of market volatility, coupled with positive momentum from expectations of corporate tax cuts, helped improve sentiment and bolster returns. The Fed enacted two additional interest rate cuts but intimated that future cuts would likely occur at a slower cadence, dampening market confidence in December 2024.

Top Contributors to Performance:

  All four of our quantitative model’s investment themes added to the Fund’s performance versus its benchmark, the Russell 3000 Index (Index). We use our quantitative model and four investment themes to take a long-term view of market patterns and look for inefficiencies, selecting stocks for the Fund and overweighting or underweighting the ones chosen by the model.

  Among investment themes, Sentiment Analysis and High Quality Business Models contributed most positively, followed at a distance by Fundamental Mispricings and Market Themes & Trends.

  The Fund benefited from its investments in the information technology and industrials sectors.

  In terms of individual holdings, the Fund was helped by overweight positions relative to the Index in Super Micro Computer, Dell Technologies and Broadcom.

  The overweight in Super Micro Computer, which develops and manufactures high performance server and storage solutions, was based on the Sentiment Analysis, High Quality Business Models and Market Themes & Trends investment themes.

  The Fund was overweight Dell Technologies, a provider of hardware, software and service solutions, primarily because of the Sentiment Analysis and High Quality Business Models investment themes.

  We chose to overweight semiconductor company Broadcom mainly due to the Market Themes & Trends and Sentiment Analysis investment themes.

Top Detractors from Performance:

  The Fund was hurt by its investments in the real estate, health care and consumer discretionary sectors.

  Regarding individual stock positions, an underweight position in NVIDIA detracted from relative performance. Overweight positions in Elevance Health and Adobe further diminished returns.

  The Fund’s underweight in NVIDIA, a maker of graphics processing units for gaming and professional markets, was driven by the High Quality Business Models and Sentiment Analysis investment themes.

  The overweight in Elevance Health, a health insurance plan provider, was the result of all four of our quantitative model’s investment themes.

  We adopted the underweight in software company Adobe mostly because of the Sentiment Analysis investment theme and, to a lesser extent, the Market Themes & Trends and High Quality Business Models investment themes.

Goldman Sachs U.S. Tax-Managed Equity Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	Russell 3000® Index
1/1/15	$10,000	$10,000
12/15	$9,997	$10,048
12/16	$10,940	$11,328
12/17	$13,143	$13,722
12/18	$12,098	$13,003
12/19	$15,222	$17,036
12/20	$17,875	$20,595
12/21	$23,082	$25,880
12/22	$18,394	$20,908
12/23	$22,755	$26,336
12/24	$28,644	$32,607

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor	25.88%	13.46%	11.09%
Russell 3000® Index	23.81%	13.85%	12.53%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs U.S. Tax-Managed Equity Fund

Investor Class

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$3,554,184,552
# of Portfolio Holdings	270
Portfolio Turnover Rate	96%
Total Net Advisory Fees Paid	$20,661,874

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	30.6%
Financials	14.1%
Consumer Discretionary	12.9%
Health Care	11.2%
Communication Services	8.9%
Industrials	7.9%
Consumer Staples	4.8%
Energy	2.8%
Real Estate	2.3%
Other	3.0%

Goldman Sachs U.S. Tax-Managed Equity Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits)even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Tax-Managed Equity Fund

38145C521-AR-1224     Investor Class

Annual Shareholder Report

December 31, 2024

Goldman Sachs U.S. Tax-Managed Equity Fund

Service Class: GCTSX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$134	1.19%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve (Fed) began its long-awaited easing cycle in September 2024. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports and excitement over artificial intelligence capabilities across sectors. Following the U.S. presidential election, U.S. equities rallied, as a reduction of market volatility, coupled with positive momentum from expectations of corporate tax cuts, helped improve sentiment and bolster returns. The Fed enacted two additional interest rate cuts but intimated that future cuts would likely occur at a slower cadence, dampening market confidence in December 2024.

Top Contributors to Performance:

  All four of our quantitative model’s investment themes added to the Fund’s performance versus its benchmark, the Russell 3000 Index (Index). We use our quantitative model and four investment themes to take a long-term view of market patterns and look for inefficiencies, selecting stocks for the Fund and overweighting or underweighting the ones chosen by the model.

  Among investment themes, Sentiment Analysis and High Quality Business Models contributed most positively, followed at a distance by Fundamental Mispricings and Market Themes & Trends.

  The Fund benefited from its investments in the information technology and industrials sectors.

  In terms of individual holdings, the Fund was helped by overweight positions relative to the Index in Super Micro Computer, Dell Technologies and Broadcom.

  The overweight in Super Micro Computer, which develops and manufactures high performance server and storage solutions, was based on the Sentiment Analysis, High Quality Business Models and Market Themes & Trends investment themes.

  The Fund was overweight Dell Technologies, a provider of hardware, software and service solutions, primarily because of the Sentiment Analysis and High Quality Business Models investment themes.

  We chose to overweight semiconductor company Broadcom mainly due to the Market Themes & Trends and Sentiment Analysis investment themes.

Top Detractors from Performance:

  The Fund was hurt by its investments in the real estate, health care and consumer discretionary sectors.

  Regarding individual stock positions, an underweight position in NVIDIA detracted from relative performance. Overweight positions in Elevance Health and Adobe further diminished returns.

  The Fund’s underweight in NVIDIA, a maker of graphics processing units for gaming and professional markets, was driven by the High Quality Business Models and Sentiment Analysis investment themes.

  The overweight in Elevance Health, a health insurance plan provider, was the result of all four of our quantitative model’s investment themes.

  We adopted the underweight in software company Adobe mostly because of the Sentiment Analysis investment theme and, to a lesser extent, the Market Themes & Trends and High Quality Business Models investment themes.

Goldman Sachs U.S. Tax-Managed Equity Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Service	Russell 3000® Index
1/1/15	$10,000	$10,000
12/15	$9,959	$10,048
12/16	$10,864	$11,328
12/17	$13,006	$13,722
12/18	$11,931	$13,003
12/19	$14,951	$17,036
12/20	$17,481	$20,595
12/21	$22,477	$25,880
12/22	$17,835	$20,908
12/23	$21,968	$26,336
12/24	$27,537	$32,607

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Service	25.35%	12.98%	10.65%
Russell 3000® Index	23.81%	13.85%	12.53%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs U.S. Tax-Managed Equity Fund

Service Class

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$3,554,184,552
# of Portfolio Holdings	270
Portfolio Turnover Rate	96%
Total Net Advisory Fees Paid	$20,661,874

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	30.6%
Financials	14.1%
Consumer Discretionary	12.9%
Health Care	11.2%
Communication Services	8.9%
Industrials	7.9%
Consumer Staples	4.8%
Energy	2.8%
Real Estate	2.3%
Other	3.0%

Goldman Sachs U.S. Tax-Managed Equity Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits)even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Tax-Managed Equity Fund

38142Y633-AR-1224     Service Class

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Kathryn A. Cassidy and Michael Latham are each an “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Table 1 — Items 4(a) - 4(d). The accountant fees below reflect the aggregate fees billed by all of the Funds of the Goldman Sachs Trust and includes the Goldman Sachs Funds to which this certified shareholder report relates.

	2024	2023	Description of Services Rendered

Audit Fees:

• PricewaterhouseCoopers LLP (“PwC”)	$4,464,656	$4,116,771	Financial Statement audits.

Audit-Related Fees:

• PwC	$687,528	$239,400	Other attest services.

Tax Fees:

• PwC	$0	$0

Table 2 — Items 4(b)(c) & (d). Non-Audit Services to the Goldman Sachs Trust’s service affiliates* that were pre-approved by the Audit Committee of the Goldman Sachs Trust pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

	2024	2023	Description of Services Rendered

Audit-Related Fees:

• PwC	$2,122,312	$2,122,312	Internal control review performed in accordance with Statement on Standards for Attestation Engagements No. 16 and semi-annual updates related to withholding tax accrual for non-US jurisdictions. These fees are borne by the Funds’ Adviser.

*

These include the advisor (excluding sub-advisors) and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant (hereinafter referred to as “service affiliates”).

Item 4(e)(1) — Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Provided to the Funds of the Goldman Sachs Trust. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee of Goldman Sachs Trust (“GST”) sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for GST may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.

De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by GST at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.

Pre-Approval of Non-Audit Services Provided to GST’s Investment Advisers. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to GST, the Audit Committee will pre-approve those non-audit services provided to GST’s investment advisers (and entities controlling, controlled by or under common control with the investment advisers that provide ongoing services to GST) where the engagement relates directly to the operations or financial reporting of GST.

Item 4(e)(2) – 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0% of the non-audit services to the GST’s service affiliates listed in Table 2 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

Item 4(f) – Not applicable.

Item 4(g) Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees billed to GST by PwC for the twelve months ended December 31, 2024 and December 31, 2023 were approximately $687,528 and $239,400, respectively. The aggregate non-audit fees billed to GST’s adviser and service affiliates by PwC for non-audit services for the twelve months ended December 31, 2023 and December 31, 2022 were approximately $18.0 million and $17.1 million, respectively. The figures for these entities are not yet available for the twelve months ended December 31, 2024. With regard to the aggregate non-audit fees billed to GST’s adviser and service affiliates, the 2023 and 2022 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to GST’s operations or financial reporting.

Item 4(h) — GST’s Audit Committee has considered whether the provision of non-audit services to GST’s investment adviser and service affiliates that did not require pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditors’ independence.

Item 4(i) – Not applicable.

Item 4(j) – Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Funds Annual Financial Statements December 31, 2024 Alternative Funds I Goldman Sachs Managed Futures Strategy Goldman Sachs Asset Management

Goldman Sachs Alternative Funds I

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments December 31, 2024

Shares	Dividend Rate	Value

Investment Company – 77.0%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
173,722,551	4.392%	$173,722,551
(Cost $173,722,551)

TOTAL INVESTMENTS – 77.0% (Cost $173,722,551)		$173,722,551

OTHER ASSETS IN EXCESS OF LIABILITIES – 23.0%		51,852,543

NET ASSETS – 100.0%		$225,575,094

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
100 oz Gold	19	02/26/25	$5,011,820	$(103,522)
CBOE Volatality Index	2	01/22/25	35,035	(967)
Cocoa	14	03/14/25	1,616,300	67,796
Coffee “C”	11	03/19/25	1,323,506	111,530
Corn	23	03/14/25	527,563	15,476
E-Mini Dow	24	03/21/25	5,144,760	(188,189)
EURO STOXX 50 Index	176	03/21/25	8,898,538	(246,242)
Euro-BTP	130	03/06/25	16,145,806	(369,676)
Euro-OAT	26	03/06/25	3,321,808	(33,119)
Feeder Cattle	29	03/27/25	3,816,400	121,307
FTSE China A50 Index	374	01/24/25	5,035,910	11,142
FTSE Taiwan Index Equity Index	67	01/21/25	5,129,520	(83,908)
FTSE/JSE Top 40 Index	262	03/20/25	10,596,761	(386,110)
FTSE/MIB Index	51	03/21/25	9,060,069	(161,696)
German Stock Index	10	03/21/25	5,192,720	1,657
Hang Seng Index	135	01/27/25	17,457,623	245,283
Hard Red Winter Wheat	27	03/14/25	755,663	15,301
HSCEI	114	01/27/25	5,341,376	91,981
IBEX 35 Index	66	01/17/25	7,921,313	(109,370)
Lean Hogs	102	02/14/25	3,324,180	(91,890)
Live Cattle	29	02/28/25	2,222,560	53,751
LME Copper Base Metal	53	01/13/25	11,492,030	(897,874)
LME Lead Base Metal	25	02/17/25	1,212,831	(38,628)
LME Lead Base Metal	143	01/13/25	6,909,367	(453,767)
LME Nickel Base Metal	49	01/13/25	4,451,181	(239,755)
LME Nickel Base Metal	17	02/17/25	1,553,583	(32,844)
LME Primary Aluminium	85	02/17/25	5,411,993	(134,795)
LME Primary Aluminium	107	01/13/25	6,785,084	(248,853)
LME Zinc Base Metal	54	01/13/25	3,996,594	(51,401)
LME Zinc Base Metal	40	02/17/25	2,974,390	(119,745)
Mini VSTOXX®Index	709	01/22/25	1,263,199	41,020
NASDAQ 100 E-Mini Index	9	03/21/25	3,820,770	(125,905)
Nikkei 225 Index	14	03/13/25	3,550,161	66,977
OMXS30 Index	431	01/17/25	9,672,700	(254,398)
S&P 400 E-Mini MidCap Index	7	03/21/25	2,202,690	(130,004)

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments (continued) December 31, 2024

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts: (continued)
S&P 500 E-Mini Index	212	03/21/25	$62,918,950	$(1,613,167)
S&P/TSX 60 Index	47	03/20/25	9,711,600	(240,546)
SET50 Index	1,710	03/28/25	9,062,824	142,970
Silver	10	03/27/25	1,464,000	(105,274)
SPI 200 Index	84	03/20/25	10,590,732	(192,968)
Wheat	37	03/14/25	1,019,350	27,813

Total				$(5,640,609)

Short position contracts:
Australian 10 year Bond	(175)	03/17/25	(12,230,915)	131,355
Brent Crude Oil	(32)	01/31/25	(2,394,560)	(127,334)
CAC 40 10 Euro Index	(4)	01/17/25	(305,970)	(4,415)
Cotton No. 2	(136)	03/07/25	(4,651,200)	162,562
FTSE 100 Index	(26)	03/21/25	(2,662,705)	(26,554)
KOSPI 200 Index	(93)	03/13/25	(5,036,460)	86,576
LME Copper Base Metal	(53)	01/13/25	(11,492,030)	433,516
LME Copper Base Metal	(29)	02/17/25	(6,321,217)	257,297
LME Lead Base Metal	(102)	02/17/25	(4,948,351)	373,154
LME Lead Base Metal	(143)	01/13/25	(6,909,367)	288,162
LME Nickel Base Metal	(49)	01/13/25	(4,451,181)	281,802
LME Nickel Base Metal	(49)	02/17/25	(4,477,976)	236,149
LME Primary Aluminium	(107)	01/13/25	(6,785,084)	163,729
LME Primary Aluminium	(39)	02/17/25	(2,483,149)	(14,581)
LME Zinc Base Metal	(10)	02/17/25	(743,597)	11,806
LME Zinc Base Metal	(54)	01/13/25	(3,996,594)	125,848
Low Sulphur Gasoil	(27)	02/12/25	(1,873,125)	(123,429)
Milling Wheat	(85)	03/10/25	(1,044,461)	(50,457)
MSCI EAFE E-Mini Index	(277)	03/21/25	(31,404,875)	1,055,333
Natural Gas	(111)	01/29/25	(4,027,080)	(769,689)
NY Harbor USLD	(61)	01/31/25	(5,932,311)	(440,652)
Palladium	(3)	03/27/25	(273,000)	1,542
Platinum	(22)	04/28/25	(1,000,340)	45,064
RBOB Gasoline	(32)	01/31/25	(2,703,725)	(117,899)
Russell 2000 E-Mini Index	(113)	03/21/25	(12,711,370)	802,467
Soybean	(62)	03/14/25	(3,131,000)	(52,095)
Soybean Meal	(45)	03/14/25	(1,427,850)	(109,747)
Soybean Oil	(36)	03/14/25	(873,288)	49,465
Sugar No. 11	(25)	02/28/25	(539,280)	12,141
TOPIX Index	(15)	03/13/25	(2,656,424)	(50,845)
TurkDEX ISE 30	(1,515)	02/28/25	(4,832,204)	150,001
WTI Crude Oil	(12)	01/21/25	(861,480)	(57,289)

Total				$2,722,983

Total Futures Contracts				$(2,917,626)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc.
	USD	9,999,487	BRL	58,500,000	1/3/2025	$531,995
	USD	8,487,644	BRL	52,620,000	2/4/2025	23,895
	USD	12,408,579	AUD	19,432,000	3/19/2025	379,786
	USD	4,471,150	CAD	6,325,000	3/19/2025	58,533
	USD	1,551,590	CHF	1,355,000	3/19/2025	45,756

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc. (continued)
	USD	9,710,286	CLP	9,540,000,000	3/19/2025	$126,584
	USD	1,299,706	COP	5,764,000,000	3/19/2025	4,840
	USD	14,829,356	CZK	354,000,000	3/19/2025	259,084
	USD	59,783,407	EUR	56,513,000	3/19/2025	1,047,959
	USD	3,776,305	GBP	2,977,000	3/19/2025	51,540
	USD	13,847,594	HUF	5,470,078,000	3/19/2025	129,673
	USD	23,573,929	IDR	380,700,000,000	3/19/2025	203,518
	USD	18,504,549	INR	1,578,000,000	3/19/2025	209,567
	USD	30,717,833	JPY	4,558,949,000	3/19/2025	1,485,290
	USD	19,952,067	KRW	27,900,000,000	3/19/2025	1,013,519
	USD	8,583,112	MXN	177,000,000	3/19/2025	201,038
	USD	11,797,711	NOK	131,800,000	3/19/2025	221,659
	USD	45,075,433	NZD	76,880,000	3/19/2025	2,024,502
	USD	9,160,817	PLN	37,410,000	3/19/2025	128,994
	USD	43,820,414	SEK	475,893,000	3/19/2025	628,650
	USD	6,237,999	ZAR	115,090,000	3/19/2025	181,510

TOTAL						$8,957,892

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Morgan Stanley Co., Inc.
	BRL	58,500,000	USD	9,491,001	1/3/2025	(23,509)
	AUD	26,760,000	USD	17,219,150	3/19/2025	(654,180)
	CAD	22,989,000	USD	16,213,138	3/19/2025	(174,934)
	CLP	960,000,000	USD	966,106	3/19/2025	(1,708)
	COP	4,224,000,000	USD	951,495	3/19/2025	(2,586)
	CZK	38,944,000	USD	1,622,507	3/19/2025	(19,612)
	EUR	12,390,000	USD	13,051,259	3/19/2025	(174,006)
	GBP	22,415,750	USD	28,439,662	3/19/2025	(393,502)
	HUF	708,000,000	USD	1,777,533	3/19/2025	(2,003)
	IDR	115,200,000,000	USD	7,186,705	3/19/2025	(114,807)
	INR	218,000,000	USD	2,552,532	3/19/2025	(25,089)
	JPY	760,276,000	USD	5,082,879	3/19/2025	(207,897)
	KRW	2,780,000,000	USD	1,922,784	3/19/2025	(35,718)
	MXN	891,000	USD	43,218	3/19/2025	(1,023)
	NOK	268,300,000	USD	24,280,287	3/19/2025	(715,383)
	NZD	35,980,000	USD	20,778,703	3/19/2025	(630,777)
	PLN	4,309,000	USD	1,052,481	3/19/2025	(12,166)
	SEK	53,204,400	USD	4,852,940	3/19/2025	(24,140)
	USD	7,214,439	COP	32,626,000,000	3/19/2025	(114,894)
	ZAR	250,880,000	USD	13,860,438	3/19/2025	(658,146)

TOTAL						$(3,986,080)

SWAP CONTRACTS — At December 31, 2024, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund	Termination Date	Notional Amounts (000’s)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
3 Month BBSW(b)	3.750%	3/19/2026	AUD	433,370	$224,244	$–	$224,244
3.000%(c)	1 Day CORRA	3/19/2026	CAD	227,550	377,232	219,241	157,991
0.500(c)	1 Day SOFR	3/19/2026	CHF	379,660	2,358,490	2,243,489	115,001
2.500(c)	1 Day ESTRON	3/19/2026	EUR	727,990	4,312,183	4,566,226	(254,043)
1 Day SONIO(c)	4.000	3/19/2026	GBP	261,480	1,033,794	–	1,033,794
2.000(c)	3 Month STIBOR	3/19/2026	SEK	3,459,700	(926,852)	–	(926,852)

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments (continued) December 31, 2024

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS
Payments Made by the Fund(a)	Payments Received by the Fund	Termination Date	Notional Amounts (000’s)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
1 Day SOFR(c)	3.500%	3/19/2026	USD	599,310	$3,450,467	$–	$3,450,467
2.000%(c)	1 Day ESTRON	3/19/2027	EUR	62,140	126,753	202,636	(75,883)
1 Day SONIO(c)	3.750	3/19/2027	GBP	61,600	627,270	–	627,270
1 Day SOFR(c)	3.250	3/19/2027	USD	96,480	1,454,050	–	1,454,050
6 Month PRIBOR(c)	3.000	3/19/2030	CZK	339,400	419,843	–	419,843
6 Month BUBORON(c)	5.500	3/19/2030	HUF	7,403,100	856,967	–	856,967
6 Month WIBOR(c)	4.250	3/19/2030	PLN	94,430	700,296	–	700,296
7.500(b)	3 Month JIBAR	3/19/2030	ZAR	561,080	(356,840)	–	(356,840)
2.750(d)	1 Day CORRA	3/19/2035	CAD	28,630	(348,205)	–	(348,205)
0.750(c)	1 Day SOFR	3/19/2035	CHF	22,490	907,064	1,130,993	(223,929)
2.250(c)	1 Day ESTRON	3/19/2035	EUR	9,150	25,040	137,690	(112,650)
3.500(c)	1 Day SONIO	3/19/2035	GBP	69,030	(3,875,446)	–	(3,875,446)
2.000(c)	3 Month STIBOR	3/19/2035	SEK	84,180	(478,749)	–	(478,749)
1 Day SOFR(c)	3.250	3/19/2035	USD	30,860	2,044,975	–	2,044,975
1 Day ESTRON(c)	2.250	3/19/2055	EUR	1,180	(26,239)	(60,136)	33,897
1 Day SONIO(c)	3.750	3/19/2055	GBP	32,660	3,180,740	–	3,180,740
3.250(c)	1 Day SOFR	3/19/2055	USD	16,670	(1,930,478)	–	(1,930,478)

TOTAL					$14,156,599	$8,440,139	$5,716,460

(a)  Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2024.

(b)  Payments made quarterly.

(c)  Payments made annually.

(d)  Payments made semi-annually.

Investment Abbreviations:
BBSW	—Bank Bill Swap Rate
BUBORON	—Budapest Interbank Offered Rate
CORRA	—Canadian Overnight Repo Rate Average
ESTRON	—Euro Short-Term Rate
JIBAR	—Johannesburg Interbank Agreed Rate
PRIBOR	—Prague Interbank Offered Rate
SOFR	—Secured Overnight Financing Rate
SONIO	—Sterling Overnight Index Average
STIBOR	—Stockholm Interbank Offered Rate
WIBOR	—Warsaw Interbank Offered Rate

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
USD	United States Dollar
ZAR	South African Rand

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Statement of Assets and Liabilities(a) December 31, 2024

Managed Futures Strategy Fund(a)

Assets:

Investments in affiliated issuers, at value (cost $173,722,551)	$173,722,551
Cash	11,255,018
Foreign Currency, at value (cost $347,656)	348,535
Receivables:
Collateral on certain derivative contracts(b)	35,890,747
Fund shares sold	41,217
Reimbursement from investment adviser	11,516
Unrealized gain on forward foreign currency exchange contracts	8,957,892
Unrealized appreciation on futures contracts	2,171,464
Variation margin on futures contracts	25,748
Variation margin on swaps	35,893
Other assets	82,075

Total assets	232,542,656

Liabilities:

Unrealized loss on forward foreign currency exchange contracts	3,986,080
Unrealized depreciation on futures contracts	2,232,243
Payables:
Fund shares redeemed	400,839
Management fees	98,298
Distribution and Service fees and Transfer Agency fees	12,122
Accrued expenses	237,980

Total liabilities	6,967,562

Net Assets:

Paid-in capital	235,168,932
Total distributable loss	(9,593,838)

NET ASSETS	$225,575,094
Net Assets:
Class A	$15,653,829
Class C	2,010,368
Institutional	45,244,217
Investor	91,518,712
Class R6	48,418,055
Class R	515,931
Class P	22,213,982
Total Net Assets	$225,575,094
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	1,757,070
Class C	249,309
Institutional	4,849,590
Investor	9,965,359
Class R6	5,188,051
Class R	59,879
Class P	2,383,298
Net asset value, offering and redemption price per share:(c)
Class A	$8.91
Class C	8.06
Institutional	9.33
Investor	9.18
Class R6	9.33
Class R	8.62
Class P	9.32

(a)

Statement of Assets and Liabilities for the Managed Futures Strategy Fund is consolidated and includes the balances of Cayman Commodity-MFS, LLC, (wholly-owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated.

(b)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Forwards	Swaps
Managed Futures Strategy Fund	$20,422,247	$5,360,000	$10,108,500

(c)

Maximum public offering price per share for Class A Shares of the Managed Futures Strategy Fund is $9.43. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Statement of Operations(a) For the Fiscal Year Ended December 31, 2024

Managed Futures Strategy Fund(a)

Investment Income:

Dividends — affiliated issuers	$9,890,809

Interest	901,848

Total Investment Income	10,792,657

Expenses:

Management fees	2,997,988

Transfer Agency fees(b)	265,974

Professional fees	175,399

Custody, accounting and administrative services	158,459

Registration fees	124,656

Distribution and/or Service (12b-1) fees(b)	67,287

Printing and mailing costs	48,134

Trustee fees	27,837

Service fees — Class C	8,133

Other	58,819

Total expenses	3,932,686

Less — expense reductions	(601,756)

Net expenses	3,330,930

NET INVESTMENT INCOME	7,461,727

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Foreign currency transactions	(1,611,022)

Futures contracts	(4,876,919)

Forward foreign currency exchange contracts	(5,612,609)

Swap Contracts	(15,480,422)

Net change in unrealized gain (loss) on:

Swap Contracts	5,040,922

Forward foreign currency exchange contracts	3,426,109

Futures contracts	(1,108,106)

Foreign currency translations	(2,903,715)

Net realized and unrealized loss	(23,125,762)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(15,664,035)

(a)

Statement of Operations for the Managed Futures Strategy Fund are consolidated and includes the balances of Cayman Commodity-MFS, LLC, (wholly-owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated.

(b)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
Managed Futures Strategy Fund	$40,274	$24,399	$2,614	$24,165	$4,880	$22,753	$191,816	$17,147	$784	$4,429

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Statements of Changes in Net Assets(a)

	Managed Futures Strategy Fund(a)
	For the Fiscal Year Ended December 31, 2024	For the Fiscal Year Ended December 31, 2023

From operations:

Net investment income	$7,461,727	$10,713,745

Net realized loss	(27,580,972)	(18,148,312)

Net change in unrealized gain (loss)	4,455,210	(10,355,951)

Net decrease in net assets resulting from operations	(15,664,035)	(17,790,518)

Distributions to shareholders:

From distributable earnings:

Institutional Shares	–	(71,159)

Class R6 Shares	–	(82,830)

Class P Shares	–	(20)

Total distributions to shareholders	–	(154,009)

From share transactions:

Proceeds from sales of shares	117,689,294	185,475,974

Reinvestment of distributions	–	152,585

Cost of shares redeemed	(164,316,780)	(348,756,220)

Net decrease in net assets resulting from share transactions	(46,627,486)	(163,127,661)

TOTAL DECREASE	(62,291,521)	(181,072,188)

Net Assets:

Beginning of year	$287,866,615	$468,938,803

End of year	$225,575,094	$287,866,615

(a)

The Statements of Changes in Net Assets for the Managed Futures Strategy Fund are consolidated and includes the balances of Cayman Commodity-MFS, LLC, (wholly-owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated.

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Financial Highlights Selected Data for a Share Outstanding Throughout Each Year

	Managed Futures Strategy Fund

	Class A Shares

	Year Ended December 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$9.41	$9.82	$9.85	$10.12	$9.61

Net investment income (loss)(a)	0.23	0.23	(0.04)	(0.19)	(0.12)

Net realized and unrealized gain (loss)	(0.73)	(0.64)	2.00	0.64	0.76

Total from investment operations	(0.50)	(0.41)	1.96	0.45	0.64

Distributions to shareholders from net investment income	–	–	(1.14)	(0.03)	–

Distributions to shareholders from net realized gains	–	–	(0.85)	(0.69)	(0.13)

Total distributions	–	–	(1.99)	(0.72)	(0.13)

Net asset value, end of year	$8.91	$9.41	$9.82	$9.85	$10.12

Total Return(b)	(5.31)%	(4.18)%	20.08%	4.64%	6.62%

Net assets, end of year (in 000’s)	$15,654	$16,126	$16,841	$16,922	$11,964

Ratio of net expenses to average net assets	1.48%	1.43%	1.58%	1.83%	1.48%

Ratio of total expenses to average net assets	1.62%	1.58%	1.71%	1.89%	1.63%

Ratio of net investment income (loss) to average net assets	2.42%	2.44%	(0.31)%	(1.79)%	(1.21)%

Portfolio turnover rate(c)	–%	–%	–%	–%	–%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Managed Futures Strategy Fund

	Class C Shares

	Year Ended December 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$8.59	$9.02	$9.21	$9.52	$9.11

Net investment income (loss)(a)	0.14	0.15	(0.10)	(0.25)	(0.18)

Net realized and unrealized gain (loss)	(0.67)	(0.58)	1.85	0.59	0.72

Total from investment operations	(0.53)	(0.43)	1.75	0.34	0.54

Distributions to shareholders from net investment income	–	–	(1.09)	–	–

Distributions to shareholders from net realized gains	–	–	(0.85)	(0.65)	(0.13)

Total distributions	–	–	(1.94)	(0.65)	(0.13)

Net asset value, end of year	$8.06	$8.59	$9.02	$9.21	$9.52

Total Return(b)	(6.17)%	(4.77)%	19.26%	3.71%	5.88%

Net assets, end of year (in 000’s)	$2,010	$4,591	$5,486	$3,890	$3,335

Ratio of net expenses to average net assets	2.24%	2.18%	2.33%	2.58%	2.22%

Ratio of total expenses to average net assets	2.37%	2.32%	2.46%	2.64%	2.37%

Ratio of net investment income (loss) to average net assets	1.67%	1.69%	(0.95)%	(2.54)%	(1.92)%

Portfolio turnover rate(c)	–%	–%	–%	–%	–%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Managed Futures Strategy Fund

	Institutional Shares

	Year Ended December 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$9.82	$10.22	$10.19	$10.43	$9.87

Net investment income (loss)(a)	0.27	0.28	0.05	(0.15)	(0.07)

Net realized and unrealized gain (loss)	(0.76)	(0.67)	2.02	0.66	0.76

Total from investment operations	(0.49)	(0.39)	2.07	0.51	0.69

Distributions to shareholders from net investment income	–	(0.01)	(1.19)	(0.06)	–

Distributions to shareholders from net realized gains	–	–	(0.85)	(0.69)	(0.13)

Total distributions	–	(0.01)	(2.04)	(0.75)	(0.13)

Net asset value, end of year	$9.33	$9.82	$10.22	$10.19	$10.43

Total Return(b)	(4.99)%	(3.80)%	20.59%	4.99%	6.95%

Net assets, end of year (in 000’s)	$45,244	$60,221	$140,429	$51,494	$49,052

Ratio of net expenses to average net assets	1.12%	1.06%	1.20%	1.46%	1.07%

Ratio of total expenses to average net assets	1.25%	1.21%	1.33%	1.52%	1.24%

Ratio of net investment income (loss) to average net assets	2.78%	2.80%	0.39%	(1.42)%	(0.74)%

Portfolio turnover rate(c)	–%	–%	–%	–%	–%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Managed Futures Strategy Fund

	Investor Shares

	Year Ended December 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$9.68	$10.07	$10.06	$10.32	$9.77

Net investment income (loss)(a)	0.26	0.26	0.01	(0.16)	(0.10)

Net realized and unrealized gain (loss)	(0.76)	(0.65)	2.03	0.64	0.78

Total from investment operations	(0.50)	(0.39)	2.04	0.48	0.68

Distributions to shareholders from net investment income	–	–	(1.18)	(0.05)	–

Distributions to shareholders from net realized gains	–	–	(0.85)	(0.69)	(0.13)

Total distributions	–	–	(2.03)	(0.74)	(0.13)

Net asset value, end of year	$9.18	$9.68	$10.07	$10.06	$10.32

Total Return(b)	(5.17)%	(3.87)%	20.43%	4.83%	6.92%

Net assets, end of year (in 000’s)	$91,519	$148,544	$239,660	$146,008	$149,762

Ratio of net expenses to average net assets	1.23%	1.18%	1.33%	1.57%	1.22%

Ratio of total expenses to average net assets	1.37%	1.32%	1.46%	1.64%	1.38%

Ratio of net investment income (loss) to average net assets	2.67%	2.69%	0.10%	(1.54)%	(0.96)%

Portfolio turnover rate(c)	–%	–%	–%	–%	–%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Managed Futures Strategy Fund

	Class R6 Shares

	Year Ended December 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$9.83	$10.22	$10.19	$10.44	$9.87

Net investment income (loss)(a)	0.27	0.28	0.01	(0.15)	(0.08)

Net realized and unrealized gain (loss)	(0.77)	(0.66)	2.06	0.65	0.78

Total from investment operations	(0.50)	(0.38)	2.07	0.50	0.70

Distributions to shareholders from net investment income	–	(0.01)	(1.19)	(0.06)	–

Distributions to shareholders from net realized gains	–	–	(0.85)	(0.69)	(0.13)

Total distributions	–	(0.01)	(2.04)	(0.75)	(0.13)

Net asset value, end of year	$9.33	$9.83	$10.22	$10.19	$10.44

Total Return(b)	(5.09)%	(3.68)%	20.47%	5.00%	7.05%

Net assets, end of year (in 000’s)	$48,418	$57,814	$65,653	$57,900	$55,439

Ratio of net expenses to average net assets	1.11%	1.06%	1.20%	1.45%	1.08%

Ratio of total expenses to average net assets	1.24%	1.20%	1.33%	1.51%	1.24%

Ratio of net investment income (loss) to average net assets	2.79%	2.81%	0.07%	(1.41)%	(0.79)%

Portfolio turnover rate(c)	–%	–%	–%	–%	–%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Managed Futures Strategy Fund

	Class R Shares

	Year Ended December 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$9.13	$9.54	$9.64	$9.92	$9.45

Net investment income (loss)(a)	0.20	0.20	(0.04)	(0.21)	(0.13)

Net realized and unrealized gain (loss)	(0.71)	(0.61)	1.93	0.62	0.73

Total from investment operations	(0.51)	(0.41)	1.89	0.41	0.60

Distributions to shareholders from net investment income	–	–	(1.14)	–	–

Distributions to shareholders from net realized gains	–	–	(0.85)	(0.69)	(0.13)

Total distributions	–	–	(1.99)	(0.69)	(0.13)

Net asset value, end of year	$8.62	$9.13	$9.54	$9.64	$9.92

Total Return(b)	(5.59)%	(4.30)%	19.77%	4.33%	6.30%

Net assets, end of year (in 000’s)	$516	$558	$856	$451	$504

Ratio of net expenses to average net assets	1.73%	1.68%	1.83%	2.08%	1.72%

Ratio of total expenses to average net assets	1.87%	1.82%	1.96%	2.14%	1.87%

Ratio of net investment income (loss) to average net assets	2.17%	2.18%	(0.36)%	(2.04)%	(1.41)%

Portfolio turnover rate(c)	–%	–%	–%	–%	–%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Managed Futures Strategy Fund

	Class P Shares

	Year Ended December 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$9.81	$10.21	$10.17	$10.42	$9.86

Net investment income (loss)(a)	0.27	0.28	0.01	(0.15)	(0.08)

Net realized and unrealized gain (loss)	(0.76)	(0.67)	2.07	0.65	0.77

Total from investment operations	(0.49)	(0.39)	2.08	0.50	0.69

Distributions to shareholders from net investment income	–	(0.01)	(1.19)	(0.06)	–

Distributions to shareholders from net realized gains	–	–	(0.85)	(0.69)	(0.13)

Total distributions	–	(0.01)	(2.04)	(0.75)	(0.13)

Net asset value, end of year	$9.32	$9.81	$10.21	$10.17	$10.42

Total Return(b)	(5.00)%	(3.78)%	20.62%	4.98%	6.95%

Net assets, end of year (in 000’s)	$22,214	$13	$14	$11	$71

Ratio of net expenses to average net assets	1.09%	1.05%	1.20%	1.44%	1.08%

Ratio of total expenses to average net assets	1.23%	1.19%	1.32%	1.51%	1.24%

Ratio of net investment income (loss) to average net assets	2.80%	2.81%	0.10%	(1.40)%	(0.84)%

Portfolio turnover rate(c)	–%	–%	–%	–%	–%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALTERNATIVE FUNDS I

Notes to Financial Statements December 31, 2024

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Goldman Sachs Managed Futures Strategy Fund (the “Fund”) is a diversified portfolio and currently offers seven classes of shares: Class A, Class C, Institutional, Investor, Class R6, Class R, and Class P Shares.

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Basis of Consolidation for Managed Futures Strategy Fund — Cayman Commodity-MFS, LLC. (the “Subsidiary”), a Cayman Islands exempted company, is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund to enable the Fund to gain exposure to certain types of commodity-linked derivative instruments. The Fund is the sole shareholder of the Subsidiary, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation. As of December 31, 2024, the Fund’s net assets were $225,575,094, of which $45,365,480 or 20%, represented the Subsidiary’s net assets.

B. Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

C. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on the ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Consolidated Statement of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date.

D. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of the Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by the Fund are charged to the Fund, while such expenses incurred by the Trust are allocated across the Fund on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service fees.

E. Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid at least annually.

17

GOLDMAN SACHS ALTERNATIVE FUNDS I

Notes to Financial Statements (continued) December 31, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Consolidated Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

F. Foreign Currency Translation — The accounting records and reporting currency of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Consolidated Statement of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

18

GOLDMAN SACHS ALTERNATIVE FUNDS I

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (the “Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as either due to broker/ receivable for collateral on certain derivative contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Schedule of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are generally made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Swap Contracts — Bilateral swap contracts are agreements in which the Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, the Fund is required to satisfy an initial margin requirement by delivering cash or securities to the

19

GOLDMAN SACHS ALTERNATIVE FUNDS I

Notes to Financial Statements (continued) December 31, 2024

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of December 31, 2024:

Managed Futures Strategy Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Investment Companies	$173,722,551	$—	$—

Derivative Type

Assets(a)

Forward Foreign Currency Exchange Contracts	$—	$8,957,892	$—

Futures Contracts	5,681,973	—	—

Interest Rate Swap Contracts	—	14,299,535	—

Total	$5,681,973	$23,257,427	$—

Liabilities(a)

Forward Foreign Currency Exchange Contracts	$—	$(3,986,080)	$—

Futures Contracts	(8,599,599)	—	—

Interest Rate Swap Contracts	—	(8,583,075)	—

Total	$(8,599,599)	$(12,569,155)	$—

(a)	Amount shown represents unrealized gain (loss) at fiscal year end.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

20

GOLDMAN SACHS ALTERNATIVE FUNDS I

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of December 31, 2024. These instruments were used as part of the Fund’s investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Fund’s net exposure.

Managed Futures Strategy Fund

Risk	Consolidated Statement of Assets and Liabilities	Assets		Consolidated Statement of Assets and Liabilities	Liabilities

Commodity	Variation margin on futures contracts	$2,855,211	(a)	Variation margin on futures contracts	$(4,381,520	)(a)

Currency	Receivables for unrealized gain on forward foreign currency exchange contracts	$8,957,892		Payable for unrealized loss on forward foreign currency exchange contracts	$(3,986,080)

Equity	Variation margin on futures contracts	$2,695,407	(a)	Variation margin on futures contracts	$(3,815,284	)(a)

Interest Rate	Variation margin on futures and swaps contracts	$14,430,890	(a)	Variation margin on futures and swaps contracts	$(8,985,870	)(a)

Total		$28,939,400			$(21,168,754)

(a)

Includes unrealized gain (loss) on futures and centrally cleared swap contracts described in the Additional Investment Information sections of the Consolidated Schedule of Investments. Only the variation margin as of December 31, 2024, is reported within the Consolidated Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Fund’s gains (losses) related to these derivatives and their indicative volumes for the fiscal year ended December 31, 2024. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Consolidated Statement of Operations:

Managed Futures Strategy Fund

Risk	Consolidated Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward currency exchange contracts/Net change in unrealized gain (loss) on forward currency exchange contracts	$(5,612,609)	$3,426,109

Commodity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(8,213,442)	122,561

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	5,966,308	(1,041,267)

Interest Rate	Net realized gain (loss) from futures and swap contracts/Net change in unrealized gain (loss) on futures and swap contracts	(18,110,207)	4,851,522

Total		$(25,969,950)	$7,358,925

For the fiscal year ended December 31, 2024, the relevant values for each derivative type were as follows:

	Average number of Contracts or Notional Amounts(a)

Fund	Futures Contracts	Swap Contracts	Forward Contracts

Managed Futures Strategy Fund	13,687	14,646,317	1,257,300,539

(a)

Amounts disclosed represent average number of contracts for futures, notional amounts for forward contracts and swap contracts, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the fiscal year ended December 31, 2024.

21

GOLDMAN SACHS ALTERNATIVE FUNDS I

Notes to Financial Statements (continued) December 31, 2024

4. INVESTMENTS IN DERIVATIVES (continued)

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives (including forward foreign currency exchange contracts, and certain options and swaps), and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/ or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral and margin requirements differ between exchange traded derivatives and OTC derivatives. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps) pursuant to governing agreements for those instrument types. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. Additionally, the Fund may be required to post initial margin to the counterparty, the terms of which would be outlined in the confirmation of the OTC transaction.

Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that GSAM believes to be of good standing and by monitoring the financial stability of those counterparties.

Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement or similar agreements. However, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of setoff that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws.

The following table sets forth the Fund’s net exposure for derivative instruments that are subject to enforceable master netting arrangements or similar agreements as of December 31, 2024:

Counterparty	Derivative Assets Forwards(1)	Derivative Liabilities Forwards(1)	Net Derivative Assets (Liabilities)	Collateral (Received) Pledged(1)	Net Amount(2)

Morgan Stanley Co., Inc.	$ 8,957,892	$(3,986,080)	$4,971,812	$-	$4,971,812

(1)	Gross amounts available for offset but not netted in the Consolidated Statements of Assets and Liabilities
(2)	Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets.

22

GOLDMAN SACHS ALTERNATIVE FUNDS I

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the fiscal year ended December 31, 2024, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate						Effective Net Management Rate^[1]
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate

Managed Futures Strategy Fund	1.00%	0.90%	0.86%	0.84%	0.82%	1.00%	0.89%

^

Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

1	Reflects combined management fees paid to GSAM under the Agreement and the Fund’s Subsidiary Agreement (as defined below) after the waivers.

GSAM also provides management services to the Subsidiary pursuant to a Subsidiary Management Agreement (the “Subsidiary Agreement”) and is entitled to a management fee accrued daily and paid monthly, equal to an annual percentage rate of 0.42% of the Subsidiary’s average daily net assets. In consideration of the Subsidiary’s management fee, and for as long as the Subsidiary Agreement remains in effect, GSAM has contractually agreed to waive irrevocably a portion of the Fund’s management fee in an amount equal to the management fee accrued and paid to GSAM by the Subsidiary under the Subsidiary Agreement. With respect to the Subsidiary, for the fiscal year ended December 31, 2024, GSAM waived $232,462, of the Fund’s management fee.

The Fund invests in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Fund in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Fund invests, except those management fees it earns from the Fund’s investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund. With respect to the affiliated Underlying Fund, for the fiscal year ended December 31, 2024, GSAM waived $312,816 of the Fund’s management fees.

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A, Class C and Class R Shares of the Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A, Class C or Class R Shares of the Fund, as set forth below.

	Distribution and/or Service Plan Rates

	Class A*	Class C	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Fund pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the fiscal year ended December 31, 2024, Goldman Sachs retained $213 for Class A Shares and did not retain any portion of the CDSC for Class C Shares for the Fund.

D. Service Plan — The Trust, on behalf of the Fund, has adopted a Service Plan to allow Class C Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C Shares of the Fund.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates

23

GOLDMAN SACHS ALTERNATIVE FUNDS I

Notes to Financial Statements (continued) December 31, 2024

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

as follows: 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.04% of the average daily net assets of Institutional Shares; and 0.03% of the average daily net assets of Class R6 and P Shares.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Fund are 0.254%. These Other Expense limitations will remain in place through at least April 29, 2025, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. The Subsidiary also pays certain other expenses, including service and custody fees. GSAM has agreed to reduce or limit the Subsidiary’s expenses (excluding management fees) to 0.004% of the Subsidiary’s average daily net assets for the Fund. In addition, the Fund has entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the fiscal year ended December 31, 2024, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Other Expense Reimbursements	Total Expense Reductions

Managed Futures Strategy Fund	$545,278	$56,478	$601,756

G. Line of Credit Facility — As of December 31, 2024, the Fund participated in a $1,150,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. For the fiscal year ended December 31, 2024, the Fund did not have any borrowings under the facility. Prior to April 16, 2024, the facility was $1,110,000,000.

H. Other Transactions with Affiliates — The following table provides information about the Fund’s investment in the Goldman Sachs Financial Square Government Fund as of and for the fiscal year ended December 31, 2024:

The following table provides information about the Funds’ investments in the Goldman Sachs Group, Inc. for the year ended December 31, 2024:

Fund	Beginning value as of December 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of December 31, 2024	Shares as of December 31, 2024	Dividend Income

Managed Futures Strategy Fund	$ 193,710,943	$343,540,586	$(363,528,978)	$173,722,551	173,722,551	$9,890,809

As of December 31, 2024, the following Goldman Sachs Funds were the beneficial owner of 5% or more of total outstanding shares of the Fund:

Fund	Goldman Sachs Growth and Income Strategy Portfolio	Goldman Sachs Growth Strategy Portfolio

Managed Futures Strategy Fund	6%	6%

24

GOLDMAN SACHS ALTERNATIVE FUNDS I

6. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:

Managed Futures Strategy Fund

Distributions paid from:

Ordinary Income	$—

The tax character of distributions paid during the fiscal year ended December 31, 2023 was as follows:

Managed Futures Strategy Fund

Distributions paid from:

Ordinary Income	$154,009

Total taxable distributions	$154,009

As of December 31, 2024, the components of accumulated earnings (loss) on a tax-basis were as follows:

Managed Futures Strategy Fund

Capital loss carryforwards:

Perpetual Short-Term	$(7,024,630)

Timing differences — (Straddle Loss Deferral)	(241,410)

Unrealized gains (losses) — net	(2,327,798)

Total accumulated earnings (losses) — net	$(9,593,838)

For the year ended December 31, 2024, the Managed Futures Strategy Fund utilized $5,883,482 in Capital Loss Carryforwards.

As of December 31, 2024, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Managed Futures Strategy Fund

Tax Cost	$179,551,661

Gross unrealized gain	—

Gross unrealized loss	(2,327,798)

Net unrealized gain (loss)	$(2,327,798)

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to net mark-to-market gains/(losses) on regulated futures contracts, net mark to market gains/(losses) on foreign currency contracts, and differences in the tax treatment of underlying fund investments.

The Managed Futures Strategy Fund reclassified $27,544,301 from paid-in-capital to distributable earnings for the fiscal year ending December 31, 2024. In order to present certain components of the Fund’s capital accounts on a tax-basis, certain reclassifications have been recorded to the Fund’s accounts. These reclassifications have no impact on the net asset value of the Fund and result primarily from net operating losses and differences in the tax treatment of underlying fund investments.

GSAM has reviewed the Fund’s tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

25

GOLDMAN SACHS ALTERNATIVE FUNDS I

Notes to Financial Statements (continued) December 31, 2024

7. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Commodity Sector Risk — Exposure to the commodities markets may subject the Fund to greater volatility than investments in more traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, business, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked investments in which the Subsidiary enters into may involve counterparties in the financial services sector, and events affecting the financial services sector may cause the Subsidiary’s, and therefore the Fund’s, share value to fluctuate.

Derivatives Risk — The Fund’s use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Fund will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest

26

GOLDMAN SACHS ALTERNATIVE FUNDS I

7. OTHER RISKS (continued)

rates may also affect the liquidity of fixed income securities and instruments held by the Fund. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/ or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Subsidiary Risk — The Subsidiary is not registered under the Act and is not subject to all the investor protections of the Investment Company Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Prospectus and the SAI and could adversely affect the Fund.

Tax Risk — The Fund seeks to gain exposure to the commodity markets primarily through investments in the Subsidiary. The tax treatment of the Fund’s investments in the Subsidiary could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund. If the IRS were to successfully assert that a Fund’s income from such investments was not “qualifying income,” the Fund may fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income was derived from these investments.

27

GOLDMAN SACHS ALTERNATIVE FUNDS I

Notes to Financial Statements (continued) December 31, 2024

7. OTHER RISKS (continued)

If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

9. OTHER MATTERS

The funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Adviser. The CODM monitors the operating results of the Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within the fund’s financial statements.

10. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

11. SUMMARY OF SHARE TRANSACTIONS

	Managed Futures Strategy Fund

	For the Fiscal Year Ended December 31, 2024		For the Fiscal Year Ended December 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	449,681	$4,213,968	529,374	$5,085,964

Shares redeemed	(405,416)	(3,781,794)	(532,187)	(5,086,122)

	44,265	432,174	(2,813)	(158)

Class C Shares

Shares sold	5,723	47,269	169,320	1,514,443

Shares redeemed	(291,092)	(2,490,641)	(242,929)	(2,143,119)

	(285,369)	(2,443,372)	(73,609)	(628,676)

Institutional Shares

Shares sold	3,209,747	31,428,119	3,413,839	34,300,300

Reinvestment of distributions	—	—	7,094	69,735

Shares redeemed	(4,490,380)	(43,371,078)	(11,035,312)	(108,527,814)

	(1,280,633)	(11,942,959)	(7,614,379)	(74,157,779)

28

GOLDMAN SACHS ALTERNATIVE FUNDS I

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Managed Futures Strategy Fund

	For the Fiscal Year Ended December 31, 2024		For the Fiscal Year Ended December 31, 2023

	Shares	Dollars	Shares	Dollars

Investor Shares

Shares sold	4,912,228	$47,413,120	13,801,287	$135,848,682

Shares redeemed	(10,290,358)	(97,986,670)	(22,266,933)	(218,105,511)

	(5,378,130)	(50,573,550)	(8,465,646)	(82,256,829)

Class R6 Shares

Shares sold	1,044,568	10,382,076	869,084	8,508,378

Reinvestment of distributions	—	—	8,426	82,830

Shares redeemed	(1,740,165)	(16,607,639)	(1,416,487)	(14,414,537)

	(695,597)	(6,225,563)	(538,977)	(5,823,329)

Class R Shares

Shares sold	7,095	63,591	16,499	152,583

Shares redeemed	(8,326)	(78,958)	(45,086)	(413,428)

	(1,231)	(15,367)	(28,587)	(260,845)

Class P Shares

Shares sold	2,381,948	24,141,151	6,589	65,624

Reinvestment of distributions	—	—	2	20

Shares redeemed	—	—	(6,569)	(65,689)

	2,381,948	24,141,151	22	(45)

NET DECREASE IN SHARES	(5,214,747)	$(46,627,486)	(16,723,989)	$(163,127,661)

29

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Goldman Sachs Trust and Shareholders of Goldman Sachs Managed Futures Strategy Fund

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Goldman Sachs Managed Futures Strategy Fund and its subsidiary (one of the Funds constituting Goldman Sachs Trust, referred to hereafter as the “Fund”) as of December 31, 2024, the related consolidated statement of operations for the year ended December 31, 2024, the consolidated statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the consolidated financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

February 25, 2025

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

30

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TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary (C) 2025 Goldman Sachs. All rights reserved. SELSATAR-25

Goldman Sachs Funds Annual Financial Statements December 31, 2024 Goldman Sachs Real Estate Securities and Global Infrastructure Funds Goldman Sachs Global Infrastructure Fund Goldman Sachs Global Real Estate Securities Fund Goldman Sachs Real Estate Securities Fund

Goldman Sachs Real Estate Securities and Global Infrastructure Funds

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Schedule of Investments December 31, 2024

Shares	Description	Value

Common Stocks – 98.3%

Australia – 1.8%
213,806	Transurban Group (Transportation)	$1,767,109

Canada – 15.7%
197,965	Enbridge, Inc. (Energy)	8,402,271
14,629	Fortis, Inc. (Utilities)	607,875
44,026	Hydro One Ltd. (Utilities)(a)	1,355,895
59,417	Pembina Pipeline Corp. (Energy)	2,195,302
55,427	TC Energy Corp. (Energy)	2,583,085

		15,144,428

China – 1.5%
132,000	ENN Energy Holdings Ltd. (Utilities)	937,962
456,000	Jiangsu Expressway Co. Ltd., Class H (Transportation)	503,754

		1,441,716

France – 6.7%
48,058	Engie SA (Utilities)	762,172
23,244	Veolia Environnement SA (Utilities)	652,170
48,935	Vinci SA (Capital Goods)	5,038,186

		6,452,528

Germany – 0.8%
12,510	Fraport AG Frankfurt Airport Services Worldwide (Transportation)*	760,964

Italy – 2.5%
182,609	Enav SpA (Transportation)(a)	770,958
369,367	Snam SpA (Utilities)	1,637,315

		2,408,273

Japan – 1.4%
26,300	Japan Airport Terminal Co. Ltd. (Transportation)	829,209
24,200	Osaka Gas Co. Ltd. (Utilities)	529,293

		1,358,502

Mexico – 1.1%
62,295	Grupo Aeroportuario del Pacifico SAB de CV, Class B (Transportation)*	1,095,085

Spain – 3.9%
7,871	Aena SME SA (Transportation)(a)	1,606,455
69,755	Cellnex Telecom SA (Telecommunication Services)*(a)	2,203,321

		3,809,776

United Kingdom – 7.7%
498,972	National Grid PLC (Utilities)	5,927,917
49,180	Severn Trent PLC (Utilities)	1,541,914

		7,469,831

Shares	Description	Value

Common Stocks – (continued)

United States – 55.2%
7,061	Ameren Corp. (Utilities)	$629,417
33,863	American Tower Corp. REIT (Equity Real Estate Investment Trusts (REITs))	6,210,813
8,316	American Water Works Co., Inc. (Utilities)	1,035,259
13,232	Atmos Energy Corp. (Utilities)	1,842,821
66,345	CenterPoint Energy, Inc. (Utilities)	2,105,127
22,161	Cheniere Energy, Inc. (Energy)	4,761,734
21,887	CMS Energy Corp. (Utilities)	1,458,769
9,687	Consolidated Edison, Inc. (Utilities)	864,371
12,626	Crown Castle, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	1,145,936
22,756	DT Midstream, Inc. (Energy)	2,262,629
8,140	Edison International (Utilities)	649,898
11,166	Eversource Energy (Utilities)	641,263
44,105	Exelon Corp. (Utilities)	1,660,112
56,925	Ferrovial SE (Capital Goods)	2,389,408
55,550	Kinder Morgan, Inc. (Energy)	1,522,070
13,542	NextEra Energy, Inc. (Utilities)	970,826
44,519	NiSource, Inc. (Utilities)	1,636,518
23,154	ONEOK, Inc. (Energy)	2,324,662
188,641	PG&E Corp. (Utilities)	3,806,775
5,247	Prologis, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	554,608
11,423	SBA Communications Corp. REIT (Equity Real Estate Investment Trusts (REITs))	2,328,007
48,979	Sempra (Utilities)	4,296,438
22,101	Targa Resources Corp. (Energy)	3,945,028
59,763	Williams Cos., Inc. (The) (Energy)	3,234,374
16,224	Xcel Energy, Inc. (Utilities)	1,095,444

		53,372,307

TOTAL COMMON STOCKS (Cost $67,666,336)		95,080,519

Shares	Dividend Rate	Value

Investment Company – 0.6%(b)
Goldman Sachs Financial Square Government Fund - Institutional Shares
622,116	4.392%	622,116

(Cost $622,116)

TOTAL INVESTMENTS – 98.9% (Cost $68,288,452)		$95,702,635

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		1,093,903

NET ASSETS – 100.0%		$96,796,538

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Schedule of Investments (continued) December 31, 2024

*	Non-income producing security.
(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

Sector Name	% of Market Value

Utilities	38.3%

Energy	32.6

Industrials	15.4

Real Estate	10.7

Communication Services	2.3

Investment Company	0.7

TOTAL INVESTMENTS	100.0%

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Schedule of Investments December 31, 2024

Shares	Description	Value

Common Stocks – 101.2%

Australia – 5.3%
109,878	Charter Hall Retail REIT (Equity Real Estate Investment Trusts (REITs))	$213,760
74,188	Dexus REIT (Equity Real Estate Investment Trusts (REITs))	304,730
64,627	Goodman Group REIT (Equity Real Estate Investment Trusts (REITs))	1,420,628
146,098	Stockland REIT (Equity Real Estate Investment Trusts (REITs))	433,334
506,024	Vicinity Ltd. REIT (Equity Real Estate Investment Trusts (REITs))	655,823

		3,028,275

Canada – 2.0%
45,320	Dream Industrial Real Estate Investment Trust REIT (Equity Real Estate Investment Trusts (REITs))	372,347
47,897	InterRent Real Estate Investment Trust REIT (Equity Real Estate Investment Trusts (REITs))	338,206
36,154	RioCan Real Estate Investment Trust REIT (Equity Real Estate Investment Trusts (REITs))	459,769

		1,170,322

France – 1.1%
7,059	Gecina SA REIT (Equity Real Estate Investment Trusts (REITs))	661,324

Germany – 3.5%
8,692	LEG Immobilien SE (Real Estate Management & Development)	737,245
41,731	Vonovia SE (Real Estate Management & Development)	1,270,413

		2,007,658

Hong Kong – 2.4%
85,200	Link REIT (Equity Real Estate Investment Trusts (REITs))	358,309
166,000	Sino Land Co. Ltd. (Real Estate Management & Development)	167,501
87,000	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	827,835

		1,353,645

Japan – 10.3%
848	GLP J REIT (Equity Real Estate Investment Trusts (REITs))	664,700
2,415	Invincible Investment Corp. REIT (Equity Real Estate Investment Trusts (REITs))	1,012,087

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
959	Japan Metropolitan Fund Invest REIT (Equity Real Estate Investment Trusts (REITs))	$550,202
825	Japan Real Estate Investment Corp. REIT (Equity Real Estate Investment Trusts (REITs))	566,085
644	KDX Realty Investment Corp. REIT (Equity Real Estate Investment Trusts (REITs))	611,374
158,800	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	1,269,976
38,100	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	1,184,864

		5,859,288

Netherlands – 1.0%
36,607	CTP NV (Real Estate Management & Development)(a)	564,241

Singapore – 2.4%
291,800	CapitaLand Ascendas REIT (Equity Real Estate Investment Trusts (REITs))	547,988
611,800	Capitaland India Trust (Real Estate Management & Development)	478,025
885,809	Lendlease Global Commercial REIT (Equity Real Estate Investment Trusts (REITs))	355,856

		1,381,869

Spain – 0.9%
15,923	Cellnex Telecom SA (Telecommunication Services)*(a)	502,953

Sweden – 1.1%
55,548	Castellum AB (Real Estate Management & Development)*	606,651

United Kingdom – 4.6%
40,405	Big Yellow Group PLC REIT (Equity Real Estate Investment Trusts (REITs))	485,597
15,203	Derwent London PLC REIT (Equity Real Estate Investment Trusts (REITs))	372,850
92,838	Segro PLC REIT (Equity Real Estate Investment Trusts (REITs))	814,289
234,771	Shaftesbury Capital PLC REIT (Equity Real Estate Investment Trusts (REITs))	368,857

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued) December 31, 2024

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
57,402	UNITE Group PLC (The) REIT (Equity Real Estate Investment Trusts (REITs))	$580,812

		2,622,405

United States – 66.6%
8,653	Alexandria Real Estate Equities, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	844,100
25,273	American Homes 4 Rent, Class A REIT (Equity Real Estate Investment Trusts (REITs))	945,716
2,197	American Tower Corp. REIT (Equity Real Estate Investment Trusts (REITs))	402,952
28,864	Americold Realty Trust, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	617,690
7,758	AvalonBay Communities, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	1,706,527
11,902	BXP, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	885,033
19,895	Cousins Properties, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	609,583
6,356	Digital Realty Trust, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	1,127,109
4,029	Equinix, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	3,798,904
17,588	Equity LifeStyle Properties, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	1,171,361
7,636	Equity Residential REIT (Equity Real Estate Investment Trusts (REITs))	547,959
3,429	Essex Property Trust, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	978,774
9,241	Extra Space Storage, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	1,382,454
7,064	Federal Realty Investment Trust REIT (Equity Real Estate Investment Trusts (REITs))	790,815
1,472	Hilton Worldwide Holdings, Inc. (Consumer Services)	363,820
39,064	Invitation Homes, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	1,248,876
6,477	Iron Mountain, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	680,797
1,345	Jones Lang LaSalle, Inc. (Real Estate Management & Development)*	340,473

Shares	Description	Value

Common Stocks – (continued)

United States – (continued)
15,007	Kilroy Realty Corp. REIT (Equity Real Estate Investment Trusts (REITs))	$607,033
50,220	Kimco Realty Corp. REIT (Equity Real Estate Investment Trusts (REITs))	1,176,655
36,246	Prologis, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	3,831,202
4,152	Public Storage REIT (Equity Real Estate Investment Trusts (REITs))	1,243,275
24,252	Realty Income Corp. REIT (Equity Real Estate Investment Trusts (REITs))	1,295,299
14,229	Regency Centers Corp. REIT (Equity Real Estate Investment Trusts (REITs))	1,051,950
17,991	Rexford Industrial Realty, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	695,532
6,671	Ryman Hospitality Properties, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	696,052
2,457	SBA Communications Corp. REIT (Equity Real Estate Investment Trusts (REITs))	500,737
7,638	Simon Property Group, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	1,315,340
2,354	Sun Communities, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	289,471
23,887	UDR, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	1,036,935
21,771	Ventas, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	1,282,094
51,142	VICI Properties, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	1,493,858
23,745	Welltower, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	2,992,582

		37,950,958

TOTAL COMMON STOCKS (Cost $47,717,244)		57,709,589

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Shares	Dividend Rate	Value

Investment Company – 0.0%(b)

Goldman Sachs Financial Square Government Fund - Institutional Shares
1,317	4.392%	$1,317

(Cost $1,317)

TOTAL INVESTMENTS – 101.2% (Cost $47,718,561)		$57,710,906

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.2)%		(695,547)

NET ASSETS – 100.0%		$57,015,359

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

Sector Name	% of Market Value

Real Estate	98.5%

Communication Services	0.9

Consumer Discretionary	0.6

Investment Company	0.0

TOTAL INVESTMENTS	100.0%

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Schedule of Investments December 31, 2024

Shares	Description	Value

Common Stocks – 98.7%

Health Care REITs – 11.5%
15,672	Alexandria Real Estate Equities, Inc. REIT	$1,528,804
7,960	Omega Healthcare Investors, Inc. REIT	301,286
43,571	Ventas, Inc. REIT	2,565,896
42,512	Welltower, Inc. REIT	5,357,787

		9,753,773

Hotel & Resort REITs – 2.2%
26,213	Host Hotels & Resorts, Inc. REIT	459,252
13,630	Ryman Hospitality Properties, Inc. REIT	1,422,154

		1,881,406

Hotels, Restaurants & Leisure – 0.8%
2,727	Hilton Worldwide Holdings, Inc.	674,005

Industrial REITs – 11.3%
60,003	Americold Realty Trust, Inc. REIT	1,284,064
65,869	Prologis, Inc. REIT	6,962,353
35,268	Rexford Industrial Realty, Inc. REIT	1,363,461

		9,609,878

Office REITs – 4.2%
16,608	BXP, Inc. REIT	1,234,971
28,290	Cousins Properties, Inc. REIT	866,806
22,899	Kilroy Realty Corp. REIT	926,264
8,363	SL Green Realty Corp. REIT	568,015

		3,596,056

Real Estate Management & Development – 5.0%
21,486	CBRE Group, Inc., Class A*	2,820,897
5,905	Jones Lang LaSalle, Inc.*	1,494,792

		4,315,689

Residential REITs – 16.2%
46,040	American Homes 4 Rent, Class A REIT	1,722,817
17,084	AvalonBay Communities, Inc. REIT	3,757,967
3,713	Camden Property Trust REIT	430,856
19,331	Equity LifeStyle Properties, Inc. REIT	1,287,445
7,123	Essex Property Trust, Inc. REIT	2,033,189
58,706	Invitation Homes, Inc. REIT	1,876,831
3,619	Mid-America Apartment Communities, Inc. REIT	559,389
3,468	Sun Communities, Inc. REIT	426,460
39,572	UDR, Inc. REIT	1,717,820

		13,812,774

Retail REITs – 12.9%
15,213	Agree Realty Corp. REIT	1,071,756
23,725	Curbline Properties Corp. REIT	550,895
13,406	Federal Realty Investment Trust REIT	1,500,802
71,576	Kimco Realty Corp. REIT	1,677,026
40,299	Realty Income Corp. REIT	2,152,369

Shares	Description	Value

Common Stocks – (continued)

Retail REITs – (continued)
23,598	Simon Property Group, Inc. REIT	$4,063,811

		11,016,659

Specialized REITs – 34.6%
32,782	American Tower Corp. REIT	6,012,547
12,780	Crown Castle, Inc. REIT	1,159,913
16,408	Digital Realty Trust, Inc. REIT	2,909,631
7,071	Equinix, Inc. REIT	6,667,175
16,153	Extra Space Storage, Inc. REIT	2,416,489
11,524	Iron Mountain, Inc. REIT	1,211,288
11,493	Public Storage REIT	3,441,464
11,538	SBA Communications Corp. REIT	2,351,444
95,485	VICI Properties, Inc. REIT	2,789,117
22,918	Weyerhaeuser Co. REIT	645,142

		29,604,210

TOTAL COMMON STOCKS (Cost $57,360,321)		84,264,450

Shares	Dividend Rate	Value

Investment Company – 0.4%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
323,521	4.392%	323,521

(Cost $323,521)

TOTAL INVESTMENTS – 99.1% (Cost $57,683,842)		$84,587,971

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		762,223

NET ASSETS – 100.0%		$85,350,194

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
REIT	—Real Estate Investment Trust

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Statements of Assets and Liabilities December 31, 2024

	Global Infrastructure Fund	Global Real Estate Securities Fund	Real Estate Securities Fund

Assets:

Investments in unaffiliated issuers, at value (cost $67,666,336, $47,717,244 and $57,360,321, respectively)	$95,080,519	$57,709,589	$84,264,450
Investments in affiliated issuers, at value (cost $622,116, $1,317 and $323,521,respectively)	622,116	1,317	323,521
Cash	536,776	—	639,513
Foreign Currency, at value (cost $105,608, $17,188 and $–, respectively)	104,716	17,253	—
Receivables:
Foreign tax reclaims	401,323	147,867	—
Dividends	310,006	256,186	285,202
Reimbursement from investment adviser	11,454	17,127	14,734
Fund shares sold	138	35,135	3,762
Investments sold	—	11,922,317	19,756,411
Other assets	46,039	48,297	57,920

Total assets	97,113,087	70,155,088	105,345,513

Liabilities:

Payables:
Fund shares redeemed	185,635	466,716	245,107
Management fees	38,115	27,236	30,172
Distribution and Service fees and Transfer Agency fees	1,421	1,095	3,545
Investments purchased	—	1,887,024	19,605,228
Due to custodian	—	10,405,744	—
Due to IRS Closing Agreement fees	—	252,868	—
Accrued expenses	91,378	99,046	111,267

Total liabilities	316,549	13,139,729	19,995,319

Net Assets:

Paid-in capital	72,912,285	51,741,048	50,007,176
Total distributable earnings	23,884,253	5,274,311	35,343,018

NET ASSETS	$96,796,538	$57,015,359	$85,350,194
Net Assets:
Class A	$238,947	$1,066,780	$12,556,384
Class C	241,894	34,460	676,877
Institutional	1,921,753	976,123	20,559,202
Service	—	—	277,096
Investor	1,533,570	70,121	1,189,714
Class R6	32,312,416	35,099,840	2,895,416
Class R	—	—	402,083
Class P	60,547,958	19,768,035	46,793,422

Total Net Assets	$96,796,538	$57,015,359	$85,350,194
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	19,907	112,604	1,111,475
Class C	20,455	3,687	65,949
Institutional	160,747	102,771	1,710,579
Service	—	—	24,201
Investor	128,564	7,407	103,214
Class R6	2,710,027	3,700,149	240,935
Class R	—	—	36,414
Class P	5,082,906	2,085,723	3,894,690
Net asset value, offering and redemption price per share:(a)
Class A	$12.00	$9.47	$11.30
Class C	11.83	9.35	10.26
Institutional	11.96	9.50	12.02
Service	—	—	11.45
Investor	11.93	9.47	11.53
Class R6	11.92	9.49	12.02
Class R	—	—	11.04
Class P	11.91	9.48	12.01

(a)

Maximum public offering price per share for Class A Shares of the Global Infrastructure Fund, Global Real Estate Securities Fund and Real Estate Securities Fund is $12.70, $10.02 and $11.96, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Statements of Operations For the Fiscal Year Ended December 31, 2024

	Global Infrastructure Fund	Global Real Estate Securities Fund	Real Estate Securities Fund

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $385,280, $133,411 and $–, respectively)	$4,113,741	$2,701,307	$2,630,634

Dividends — affiliated issuers	47,006	44,606	14,113

Securities lending income, net of rebates received or paid to borrowers – affiliated issuer	—	1,670	—

Other income (net of IRS Closing Agreement fees of $–, $252,868 and $–, respectively)	—	62,841	—

Total Investment Income	4,160,747	2,810,424	2,644,747

Expenses:

Management fees	1,133,979	831,985	810,811

Registration fees	122,516	87,797	113,017

Professional fees	121,375	106,392	121,883

Custody, accounting and administrative services	62,219	109,442	4,868

Transfer Agency fees(a)	40,129	28,455	48,814

Trustee fees	28,094	27,468	27,465

Printing and mailing costs	25,814	9,290	9,415

Distribution and/or Service (12b-1) fees(a)	2,342	3,099	43,601

Service fees — Class C	626	87	—

Shareholder Administration fees — Service Shares	—	—	718

Other	8,103	35,442	1,152

Total expenses	1,545,197	1,239,457	1,181,744

Less — expense reductions	(314,843)	(366,108)	(330,485)

Net expenses	1,230,354	873,349	851,259

NET INVESTMENT INCOME	2,930,393	1,937,075	1,793,488

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	19,293,600	3,340,599	14,005,999

Foreign currency transactions	39,136	18,529	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(13,825,349)	(9,194,127)	(10,110,415)

Foreign currency translations	(34,686)	(7,310)	—

Net realized and unrealized gain (loss)	5,472,701	(5,842,309)	3,895,584

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,403,094	$(3,905,234)	$5,689,072

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Global Infrastructure Fund	$463	$1,879	$–	$–	$278	$376	$1,253	$–	$1,866	$16,666	$–	$19,690
Global Real Estate Securities Fund	2,837	262	–	–	1,702	53	474	–	117	15,153	–	10,956
Real Estate Securities Fund	33,304	7,042	718	2,537	19,982	1,057	9,310	115	1,324	821	761	15,444

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Statements of Changes in Net Assets

	Global Infrastructure Fund		Global Real Estate Securities Fund
	For the Fiscal Year Ended December 31, 2024	For the Fiscal Year Ended December 31, 2023	For the Fiscal Year Ended December 31, 2024	For the Fiscal Year Ended December 31, 2023

From operations:

Net investment income	$2,930,393	$5,713,799	$1,937,075	$3,158,244

Net realized gain (loss)	19,332,736	(3,604,380)	3,359,128	(1,083,639)

Net change in unrealized gain (loss)	(13,860,035)	8,027,337	(9,201,437)	14,640,495

Net increase (decrease) in net assets resulting from operations	8,403,094	10,136,756	(3,905,234)	16,715,100

Distributions to shareholders:

From distributable earnings:

Class A Shares	(33,403)	(5,096)	(32,887)	(18,101)

Class C Shares	(33,244)	(4,554)	(840)	(422)

Institutional Shares	(340,812)	(197,215)	(37,716)	(21,099)

Investor Shares	(214,451)	(36,232)	(2,302)	(5,777)

Class R6 Shares	(5,266,834)	(2,908,704)	(2,085,067)	(1,321,028)

Class R Shares	–	(345)	–	(247)

Class P Shares	(9,269,598)	(2,535,438)	(1,169,892)	(885,231)

From return of capital:

Class A Shares	(123)	(280)	–	–

Class C Shares	(123)	(250)	–	–

Institutional Shares	(1,259)	(10,831)	–	–

Investor Shares	(792)	(1,990)	–	–

Class R6 Shares	(19,453)	(159,743)	–	–

Class R Shares	–	(19)	–	–

Class P Shares	(34,237)	(139,244)	–	–

Total distributions to shareholders	(15,214,329)	(5,999,941)	(3,328,704)	(2,251,905)

From share transactions:

Proceeds from sales of shares	13,041,935	28,491,197	17,235,506	30,072,029

Reinvestment of distributions	15,213,606	5,999,949	3,328,409	2,251,724

Cost of shares redeemed	(127,072,663)	(87,499,024)	(104,214,728)	(18,279,651)

Net increase (decrease) in net assets resulting from share transactions	(98,817,122)	(53,007,878)	(83,650,813)	14,044,102

TOTAL INCREASE (DECREASE)	(105,628,357)	(48,871,063)	(90,884,751)	28,507,297

Net Assets:

Beginning of year	$202,424,895	$251,295,958	$147,900,110	$119,392,813

End of year	$96,796,538	$202,424,895	$57,015,359	$147,900,110

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Statements of Changes in Net Assets (continued)

	Real Estate Securities Fund

	For the Fiscal Year Ended December 31, 2024	For the Fiscal Year Ended December 31, 2023

From operations:

Net investment income	$1,793,488	$2,394,943

Net realized gain (loss)	14,005,999	(161,117)

Net change in unrealized gain (loss)	(10,110,415)	14,059,042

Net increase in net assets resulting from operations	5,689,072	16,292,868

Distributions to shareholders:

From distributable earnings:

Class A Shares	(921,577)	(570,528)

Class C Shares	(50,383)	(30,254)

Institutional Shares	(1,497,009)	(1,076,826)

Service Shares	(19,066)	(13,695)

Investor Shares	(79,849)	(36,541)

Class R6 Shares	(197,539)	(101,579)

Class R Shares	(31,485)	(19,874)

Class P Shares	(3,460,872)	(2,538,845)

Total distributions to shareholders	(6,257,780)	(4,388,142)

From share transactions:

Proceeds from sales of shares	11,076,770	13,553,220

Reinvestment of distributions	6,206,101	4,364,052

Cost of shares redeemed	(33,239,865)	(42,669,405)

Net decrease in net assets resulting from share transactions	(15,956,994)	(24,752,133)

TOTAL DECREASE	(16,525,702)	(12,847,407)

Net Assets:

Beginning of year	$101,875,896	$114,723,303

End of year	$85,350,194	$101,875,896

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Year

	Global Infrastructure Fund

	Class A Shares

	Year Ended December 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$12.54	$12.27	$13.45	$11.78	$12.47

Net investment income(a)	0.26	0.25	0.18	0.15	0.14

Net realized and unrealized gain (loss)	1.14	0.32	(1.20)	1.74	(0.64)

Total from investment operations	1.40	0.57	(1.02)	1.89	(0.50)

Distributions to shareholders from net investment income	(0.29)	(0.29)	(0.14)	(0.18)	(0.16)

Distributions to shareholders from net realized gains	(1.65)	–	–	(0.04)	–

Distributions to shareholders from return of capital	–	(0.01)	(0.02)	–	(0.03)

Total distributions	(1.94)	(0.30)	(0.16)	(0.22)	(0.19)

Net asset value, end of year	$12.00	$12.54	$12.27	$13.45	$11.78

Total Return(b)	10.93%	4.78%	(7.62)%	16.15%	(3.97)%

Net assets, end of year (in 000’s)	$239	$185	$296	$1,302	$357

Ratio of net expenses to average net assets	1.24%	1.31%	1.35%	1.35%	1.34%

Ratio of total expenses to average net assets	1.62%	1.49%	1.41%	1.45%	1.56%

Ratio of net investment income to average net assets	2.03%	2.06%	1.44%	1.14%	1.17%

Portfolio turnover rate(c)	32%	26%	36%	50%	57%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Global Infrastructure Fund

	Class C Shares

	Year Ended December 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$12.38	$12.11	$13.34	$11.70	$12.41

Net investment income(a)	0.16	0.16	0.09	0.05	0.02

Net realized and unrealized gain (loss)	1.13	0.31	(1.20)	1.73	(0.62)

Total from investment operations	1.29	0.47	(1.11)	1.78	(0.60)

Distributions to shareholders from net investment income	(0.19)	(0.19)	(0.11)	(0.10)	(0.09)

Distributions to shareholders from net realized gains	(1.65)	–	–	(0.04)	–

Distributions to shareholders from return of capital	–	(0.01)	(0.01)	–	(0.02)

Total distributions	(1.84)	(0.20)	(0.12)	(0.14)	(0.11)

Net asset value, end of year	$11.83	$12.38	$12.11	$13.34	$11.70

Total Return(b)	10.19%	3.95%	(8.29)%	15.28%	(4.78)%

Net assets, end of year (in 000’s)	$242	$257	$454	$622	$868

Ratio of net expenses to average net assets	1.99%	2.06%	2.10%	2.10%	2.09%

Ratio of total expenses to average net assets	2.36%	2.24%	2.17%	2.20%	2.30%

Ratio of net investment income to average net assets	1.29%	1.35%	0.71%	0.39%	0.21%

Portfolio turnover rate(c)	32%	26%	36%	50%	57%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Global Infrastructure Fund

	Institutional Shares

	Year Ended December 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$12.50	$12.23	$13.47	$11.80	$12.50

Net investment income(a)	0.26	0.27	0.25	0.19	0.21

Net realized and unrealized gain (loss)	1.17	0.34	(1.22)	1.74	(0.68)

Total from investment operations	1.43	0.61	(0.97)	1.93	(0.47)

Distributions to shareholders from net investment income	(0.32)	(0.32)	(0.23)	(0.22)	(0.17)

Distributions to shareholders from net realized gains	(1.65)	–	–	(0.04)	–

Distributions to shareholders from return of capital	–	(0.02)	(0.04)	–	(0.06)

Total distributions	(1.97)	(0.34)	(0.27)	(0.26)	(0.23)

Net asset value, end of year	$11.96	$12.50	$12.23	$13.47	$11.80

Total Return(b)	11.25%	5.13%	(7.24)%	16.50%	(3.63)%

Net assets, end of year (in 000’s)	$1,922	$8,591	$13,554	$8,983	$6,772

Ratio of net expenses to average net assets	0.98%	0.99%	0.99%	0.99%	0.99%

Ratio of total expenses to average net assets	1.23%	1.12%	1.04%	1.08%	1.19%

Ratio of net investment income to average net assets	2.04%	2.25%	1.94%	1.50%	1.82%

Portfolio turnover rate(c)	32%	26%	36%	50%	57%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Global Infrastructure Fund

	Investor Shares

	Year Ended December 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$12.47	$12.21	$13.46	$11.78	$12.47

Net investment income(a)	0.29	0.29	0.27	0.18	0.10

Net realized and unrealized gain (loss)	1.14	0.30	(1.27)	1.75	(0.58)

Total from investment operations	1.43	0.59	(1.00)	1.93	(0.48)

Distributions to shareholders from net investment income	(0.32)	(0.31)	(0.21)	(0.21)	(0.19)

Distributions to shareholders from net realized gains	(1.65)	–	–	(0.04)	–

Distributions to shareholders from return of capital	–	(0.02)	(0.04)	–	(0.02)

Total distributions	(1.97)	(0.33)	(0.25)	(0.25)	(0.21)

Net asset value, end of year	$11.93	$12.47	$12.21	$13.46	$11.78

Total Return(b)	11.26%	5.00%	(7.41)%	16.49%	(3.80)%

Net assets, end of year (in 000’s)	$1,534	$1,195	$1,720	$248	$181

Ratio of net expenses to average net assets	0.99%	1.06%	1.10%	1.10%	1.09%

Ratio of total expenses to average net assets	1.37%	1.24%	1.16%	1.20%	1.29%

Ratio of net investment income to average net assets	2.27%	2.41%	2.17%	1.39%	0.86%

Portfolio turnover rate(c)	32%	26%	36%	50%	57%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Global Infrastructure Fund

	Class R6 Shares

	Year Ended December 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$12.46	$12.20	$13.44	$11.77	$12.47

Net investment income(a)	0.30	0.31	0.24	0.19	0.18

Net realized and unrealized gain (loss)	1.13	0.29	(1.21)	1.74	(0.65)

Total from investment operations	1.43	0.60	(0.97)	1.93	(0.47)

Distributions to shareholders from net investment income	(0.32)	(0.32)	(0.24)	(0.22)	(0.19)

Distributions to shareholders from net realized gains	(1.65)	–	–	(0.04)	–

Distributions to shareholders from return of capital	–	(0.02)	(0.03)	–	(0.04)

Total distributions	(1.97)	(0.34)	(0.27)	(0.26)	(0.23)

Net asset value, end of year	$11.92	$12.46	$12.20	$13.44	$11.77

Total Return(b)	11.29%	5.09%	(7.25)%	16.55%	(3.64)%

Net assets, end of year (in 000’s)	$32,312	$112,270	$128,064	$166,430	$160,304

Ratio of net expenses to average net assets	0.98%	0.98%	0.98%	0.98%	0.98%

Ratio of total expenses to average net assets	1.20%	1.12%	1.04%	1.07%	1.18%

Ratio of net investment income to average net assets	2.42%	2.55%	1.86%	1.51%	1.57%

Portfolio turnover rate(c)	32%	26%	36%	50%	57%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Global Infrastructure Fund

	Class P Shares

	Year Ended December 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$12.46	$12.19	$13.44	$11.76	$12.47

Net investment income(a)	0.29	0.30	0.24	0.19	0.21

Net realized and unrealized gain (loss)	1.13	0.31	(1.22)	1.75	(0.69)

Total from investment operations	1.42	0.61	(0.98)	1.94	(0.48)

Distributions to shareholders from net investment income	(0.32)	(0.32)	(0.24)	(0.22)	(0.17)

Distributions to shareholders from net realized gains	(1.65)	–	–	(0.04)	–

Distributions to shareholders from return of capital	–	(0.02)	(0.03)	–	(0.06)

Total distributions	(1.97)	(0.34)	(0.27)	(0.26)	(0.23)

Net asset value, end of year	$11.91	$12.46	$12.19	$13.44	$11.76

Total Return(b)	11.21%	5.17%	(7.32)%	16.66%	(3.72)%

Net assets, end of year (in 000’s)	$60,548	$79,927	$107,173	$117,473	$12,085

Ratio of net expenses to average net assets	0.97%	0.98%	0.98%	0.98%	0.98%

Ratio of total expenses to average net assets	1.24%	1.12%	1.04%	1.07%	1.18%

Ratio of net investment income to average net assets	2.26%	2.50%	1.87%	1.51%	1.77%

Portfolio turnover rate(c)	32%	26%	36%	50%	57%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Year

	Global Real Estate Securities Fund

	Class A Shares

	Year Ended December 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$9.83	$8.85	$12.65	$10.25	$11.14

Net investment income(a)	0.18 (b)	0.20	0.19	0.09	0.12

Net realized and unrealized gain (loss)	(0.26)	0.93	(3.72)	2.55	(0.88)

Total from investment operations	(0.08)	1.13	(3.53)	2.64	(0.76)

Distributions to shareholders from net investment income	(0.28)	(0.15)	(0.05)	(0.24)	(0.10)

Distributions to shareholders from net realized gains	–	–	(0.13)	–	(0.02)

Distributions to shareholders from return of capital	–	–	(0.09)	–	(0.01)

Total distributions	(0.28)	(0.15)	(0.27)	(0.24)	(0.13)

Net asset value, end of year	$9.47	$9.83	$8.85	$12.65	$10.25

Total Return(c)	(0.82)%	12.92%	(27.99)%	25.92%	(6.63)%

Net assets, end of year (in 000’s)	$1,067	$1,178	$1,202	$54	$50

Ratio of net expenses to average net assets	1.33%	1.34%	1.34%	1.34%	1.35%

Ratio of total expenses to average net assets	1.85%	1.70%	1.70%	1.58%	1.60%

Ratio of net investment income to average net assets	1.90%	2.17%	1.93%	0.80%	1.21%

Portfolio turnover rate(d)	51%	47%	80%	52%	75%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from EU tax reclaims, net of IRS Closing Agreement fees, which amounted to less than $0.01 per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Global Real Estate Securities Fund

	Class C Shares

	Year Ended December 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$9.72	$8.76	$12.55	$10.18	$11.09

Net investment income(a)	0.11 (b)	0.12	0.07	0.01	0.04

Net realized and unrealized gain (loss)	(0.25)	0.92	(3.65)	2.53	(0.87)

Total from investment operations	(0.14)	1.04	(3.58)	2.54	(0.83)

Distributions to shareholders from net investment income	(0.23)	(0.08)	(0.03)	(0.17)	(0.05)

Distributions to shareholders from net realized gains	–	–	(0.13)	–	(0.02)

Distributions to shareholders from return of capital	–	–	(0.05)	–	(0.01)

Total distributions	(0.23)	(0.08)	(0.21)	(0.17)	(0.08)

Net asset value, end of year	$9.35	$9.72	$8.76	$12.55	$10.18

Total Return(c)	(1.45)%	12.03%	(28.55)%	25.01%	(7.39)%

Net assets, end of year (in 000’s)	$34	$35	$52	$63	$50

Ratio of net expenses to average net assets	2.08%	2.09%	2.09%	2.09%	2.10%

Ratio of total expenses to average net assets	2.60%	2.46%	2.41%	2.33%	2.34%

Ratio of net investment income to average net assets	1.18%	1.36%	0.71%	0.05%	0.45%

Portfolio turnover rate(d)	51%	47%	80%	52%	75%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from EU tax reclaims, net of IRS Closing Agreement fees, which amounted to less than $0.01 per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Global Real Estate Securities Fund

	Institutional Shares

	Year Ended December 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$9.84	$8.86	$12.65	$10.25	$11.13

Net investment income(a)	0.22 (b)	0.17	0.22	0.13	0.15

Net realized and unrealized gain (loss)	(0.25)	0.98	(3.71)	2.55	(0.87)

Total from investment operations	(0.03)	1.15	(3.49)	2.68	(0.72)

Distributions to shareholders from net investment income	(0.31)	(0.17)	(0.08)	(0.28)	(0.13)

Distributions to shareholders from net realized gains	–	–	(0.13)	–	(0.02)

Distributions to shareholders from return of capital	–	–	(0.09)	–	(0.01)

Total distributions	(0.31)	(0.17)	(0.30)	(0.28)	(0.16)

Net asset value, end of year	$9.50	$9.84	$8.86	$12.65	$10.25

Total Return(c)	(0.37)%	13.21%	(27.72)%	26.38%	(6.26)%

Net assets, end of year (in 000’s)	$976	$1,155	$4,225	$411	$2,150

Ratio of net expenses to average net assets	0.98%	0.97%	0.97%	0.97%	0.97%

Ratio of total expenses to average net assets	1.48%	1.32%	1.32%	1.21%	1.22%

Ratio of net investment income to average net assets	2.27%	1.84%	2.26%	1.17%	1.60%

Portfolio turnover rate(d)	51%	47%	80%	52%	75%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from EU tax reclaims, net of IRS Closing Agreement fees, which amounted to less than $0.01 per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Global Real Estate Securities Fund

	Investor Shares

	Year Ended December 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$9.81	$8.83	$12.62	$10.23	$11.11

Net investment income(a)	0.19 (b)	0.23	0.19	0.12	0.14

Net realized and unrealized gain (loss)	(0.23)	0.91	(3.69)	2.54	(0.87)

Total from investment operations	(0.04)	1.14	(3.50)	2.66	(0.73)

Distributions to shareholders from net investment income	(0.30)	(0.16)	(0.08)	(0.27)	(0.12)

Distributions to shareholders from net realized gains	–	–	(0.13)	–	(0.02)

Distributions to shareholders from return of capital	–	–	(0.08)	–	(0.01)

Total distributions	(0.30)	(0.16)	(0.29)	(0.27)	(0.15)

Net asset value, end of year	$9.47	$9.81	$8.83	$12.62	$10.23

Total Return(c)	(0.45)%	13.18%	(27.85)%	26.20%	(6.37)%

Net assets, end of year (in 000’s)	$70	$137	$63	$40	$32

Ratio of net expenses to average net assets	1.08%	1.09%	1.09%	1.09%	1.10%

Ratio of total expenses to average net assets	1.56%	1.48%	1.42%	1.33%	1.34%

Ratio of net investment income to average net assets	1.97%	2.60%	1.90%	1.05%	1.45%

Portfolio turnover rate(d)	51%	47%	80%	52%	75%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from EU tax reclaims, net of IRS Closing Agreement fees, which amounted to less than $0.01 per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Global Real Estate Securities Fund

	Class R6 Shares

	Year Ended December 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$9.83	$8.84	$12.63	$10.23	$11.11

Net investment income(a)	0.21 (b)	0.24	0.18	0.14	0.15

Net realized and unrealized gain (loss)	(0.24)	0.92	(3.67)	2.55	(0.87)

Total from investment operations	(0.03)	1.16	(3.49)	2.69	(0.72)

Distributions to shareholders from net investment income	(0.31)	(0.17)	(0.11)	(0.29)	(0.13)

Distributions to shareholders from net realized gains	–	–	(0.13)	–	(0.02)

Distributions to shareholders from return of capital	–	–	(0.06)	–	(0.01)

Total distributions	(0.31)	(0.17)	(0.30)	(0.29)	(0.16)

Net asset value, end of year	$9.49	$9.83	$8.84	$12.63	$10.23

Total Return(c)	(0.36)%	13.38%	(27.76)%	26.45%	(6.27)%

Net assets, end of year (in 000’s)	$35,100	$95,978	$67,730	$126,806	$144,290

Ratio of net expenses to average net assets	0.97%	0.96%	0.96%	0.96%	0.96%

Ratio of total expenses to average net assets	1.33%	1.32%	1.27%	1.20%	1.20%

Ratio of net investment income to average net assets	2.21%	2.64%	1.71%	1.18%	1.58%

Portfolio turnover rate(d)	51%	47%	80%	52%	75%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from EU tax reclaims, net of IRS Closing Agreement fees, which amounted to less than $0.01 per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Global Real Estate Securities Fund

	Class P Shares

	Year Ended December 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$9.82	$8.83	$12.62	$10.22	$11.11

Net investment income(a)	0.20 (b)	0.23	0.19	0.14	0.15

Net realized and unrealized gain (loss)	(0.23)	0.93	(3.68)	2.55	(0.88)

Total from investment operations	(0.03)	1.16	(3.49)	2.69	(0.73)

Distributions to shareholders from net investment income	(0.31)	(0.17)	(0.09)	(0.29)	(0.13)

Distributions to shareholders from net realized gains	–	–	(0.13)	–	(0.02)

Distributions to shareholders from return of capital	–	–	(0.08)	–	(0.01)

Total distributions	(0.31)	(0.17)	(0.30)	(0.29)	(0.16)

Net asset value, end of year	$9.48	$9.82	$8.83	$12.62	$10.22

Total Return(c)	(0.36)%	13.39%	(27.78)%	26.48%	(6.36)%

Net assets, end of year (in 000’s)	$19,768	$49,417	$46,093	$50,241	$33,176

Ratio of net expenses to average net assets	0.97%	0.96%	0.96%	0.96%	0.96%

Ratio of total expenses to average net assets	1.45%	1.32%	1.28%	1.20%	1.20%

Ratio of net investment income to average net assets	2.11%	2.55%	1.91%	1.18%	1.56%

Portfolio turnover rate(d)	51%	47%	80%	52%	75%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from EU tax reclaims, net of IRS Closing Agreement fees, which amounted to less than $0.01 per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Year

	Real Estate Securities Fund

	Class A Shares

	Year Ended December 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$11.44	$10.23	$14.90	$11.03	$13.27

Net investment income(a)	0.19	0.21	0.13	0.07	0.12

Net realized and unrealized gain (loss)	0.52	1.45	(4.29)	4.75	(1.22)

Total from investment operations	0.71	1.66	(4.16)	4.82	(1.10)

Distributions to shareholders from net investment income	(0.25)	(0.16)	(0.15)	(0.13)	(0.14)

Distributions to shareholders from net realized gains	(0.60)	(0.29)	(0.36)	(0.82)	(1.00)

Total distributions	(0.85)	(0.45)	(0.51)	(0.95)	(1.14)

Net asset value, end of year	$11.30	$11.44	$10.23	$14.90	$11.03

Total Return(b)	6.05%	16.58%	(28.07)%	44.33%	(7.85)%

Net assets, end of year (in 000’s)	$12,556	$14,175	$14,224	$23,278	$19,177

Ratio of net expenses to average net assets	1.21%	1.22%	1.26%	1.28%	1.29%

Ratio of total expenses to average net assets	1.57%	1.55%	1.57%	1.55%	1.62%

Ratio of net investment income to average net assets	1.65%	1.94%	1.03%	0.55%	1.06%

Portfolio turnover rate(c)	39%	35%	35%	37%	57%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Real Estate Securities Fund

	Class C Shares

	Year Ended December 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$10.49	$9.44	$13.82	$10.31	$12.50

Net investment income (loss)(a)	0.10	0.12	0.03	(0.02)	0.03

Net realized and unrealized gain (loss)	0.46	1.33	(3.96)	4.41	(1.14)

Total from investment operations	0.56	1.45	(3.93)	4.39	(1.11)

Distributions to shareholders from net investment income	(0.19)	(0.11)	(0.09)	(0.06)	(0.08)

Distributions to shareholders from net realized gains	(0.60)	(0.29)	(0.36)	(0.82)	(1.00)

Total distributions	(0.79)	(0.40)	(0.45)	(0.88)	(1.08)

Net asset value, end of year	$10.26	$10.49	$9.44	$13.82	$10.31

Total Return(b)	5.29%	15.63%	(28.54)%	43.12%	(8.50)%

Net assets, end of year (in 000’s)	$677	$730	$807	$1,540	$1,332

Ratio of net expenses to average net assets	1.96%	1.97%	2.01%	2.03%	2.04%

Ratio of total expenses to average net assets	2.32%	2.30%	2.32%	2.29%	2.37%

Ratio of net investment income (loss) to average net assets	0.90%	1.18%	0.24%	(0.20)%	0.26%

Portfolio turnover rate(c)	39%	35%	35%	37%	57%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Real Estate Securities Fund

	Institutional Shares

	Year Ended December 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$12.11	$10.80	$15.67	$11.56	$13.83

Net investment income(a)	0.24	0.27	0.18	0.13	0.17

Net realized and unrealized gain (loss)	0.54	1.52	(4.51)	4.97	(1.26)

Total from investment operations	0.78	1.79	(4.33)	5.10	(1.09)

Distributions to shareholders from net investment income	(0.27)	(0.19)	(0.18)	(0.17)	(0.18)

Distributions to shareholders from net realized gains	(0.60)	(0.29)	(0.36)	(0.82)	(1.00)

Total distributions	(0.87)	(0.48)	(0.54)	(0.99)	(1.18)

Net asset value, end of year	$12.02	$12.11	$10.80	$15.67	$11.56

Total Return(b)	6.37%	16.92%	(27.77)%	44.74%	(7.48)%

Net assets, end of year (in 000’s)	$20,559	$26,104	$24,348	$37,235	$23,409

Ratio of net expenses to average net assets	0.86%	0.89%	0.91%	0.91%	0.91%

Ratio of total expenses to average net assets	1.21%	1.19%	1.20%	1.17%	1.24%

Ratio of net investment income to average net assets	1.96%	2.38%	1.42%	0.92%	1.47%

Portfolio turnover rate(c)	39%	35%	35%	37%	57%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Real Estate Securities Fund

	Service Shares

	Year Ended December 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$11.58	$10.36	$15.07	$11.15	$13.40

Net investment income(a)	0.16	0.20	0.08	0.05	0.11

Net realized and unrealized gain (loss)	0.53	1.46	(4.30)	4.80	(1.23)

Total from investment operations	0.69	1.66	(4.22)	4.85	(1.12)

Distributions to shareholders from net investment income	(0.22)	(0.15)	(0.13)	(0.11)	(0.13)

Distributions to shareholders from net realized gains	(0.60)	(0.29)	(0.36)	(0.82)	(1.00)

Total distributions	(0.82)	(0.44)	(0.49)	(0.93)	(1.13)

Net asset value, end of year	$11.45	$11.58	$10.36	$15.07	$11.15

Total Return(b)	5.87%	16.34%	(28.12)%	44.13%	(7.95)%

Net assets, end of year (in 000’s)	$277	$362	$312	$893	$940

Ratio of net expenses to average net assets	1.36%	1.39%	1.41%	1.41%	1.41%

Ratio of total expenses to average net assets	1.73%	1.69%	1.70%	1.68%	1.74%

Ratio of net investment income to average net assets	1.40%	1.84%	0.66%	0.42%	0.95%

Portfolio turnover rate(c)	39%	35%	35%	37%	57%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Real Estate Securities Fund

	Investor Shares

	Year Ended December 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$11.65	$10.40	$15.13	$11.19	$13.43

Net investment income(a)	0.25	0.22	0.15	0.11	0.14

Net realized and unrealized gain (loss)	0.50	1.50	(4.35)	4.81	(1.22)

Total from investment operations	0.75	1.72	(4.20)	4.92	(1.08)

Distributions to shareholders from net investment income	(0.27)	(0.18)	(0.17)	(0.16)	(0.16)

Distributions to shareholders from net realized gains	(0.60)	(0.29)	(0.36)	(0.82)	(1.00)

Total distributions	(0.87)	(0.47)	(0.53)	(0.98)	(1.16)

Net asset value, end of year	$11.53	$11.65	$10.40	$15.13	$11.19

Total Return(b)	6.30%	16.91%	(27.90)%	44.58%	(7.59)%

Net assets, end of year (in 000’s)	$1,190	$843	$1,428	$2,678	$2,289

Ratio of net expenses to average net assets	0.95%	0.98%	1.01%	1.03%	1.04%

Ratio of total expenses to average net assets	1.31%	1.31%	1.32%	1.30%	1.36%

Ratio of net investment income to average net assets	2.10%	2.03%	1.22%	0.80%	1.17%

Portfolio turnover rate(c)	39%	35%	35%	37%	57%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Real Estate Securities Fund

	Class R6 Shares

	Year Ended December 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$12.11	$10.79	$15.67	$11.56	$13.83

Net investment income(a)	0.25	0.26	0.30	0.12	0.18

Net realized and unrealized gain (loss)	0.53	1.54	(4.64)	4.98	(1.27)

Total from investment operations	0.78	1.80	(4.34)	5.10	(1.09)

Distributions to shareholders from net investment income	(0.27)	(0.19)	(0.18)	(0.17)	(0.18)

Distributions to shareholders from net realized gains	(0.60)	(0.29)	(0.36)	(0.82)	(1.00)

Total distributions	(0.87)	(0.48)	(0.54)	(0.99)	(1.18)

Net asset value, end of year	$12.02	$12.11	$10.79	$15.67	$11.56

Total Return(b)	6.38%	17.04%	(27.82)%	44.74%	(7.47)%

Net assets, end of year (in 000’s)	$2,895	$2,564	$2,385	$443	$1,116

Ratio of net expenses to average net assets	0.84%	0.88%	0.90%	0.90%	0.90%

Ratio of total expenses to average net assets	1.19%	1.18%	1.23%	1.18%	1.24%

Ratio of net investment income to average net assets	2.05%	2.31%	2.47%	0.93%	1.52%

Portfolio turnover rate(c)	39%	35%	35%	37%	57%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Real Estate Securities Fund

	Class R Shares

	Year Ended December 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$11.21	$10.04	$14.64	$10.87	$13.09

Net investment income(a)	0.17	0.17	0.10	0.04	0.09

Net realized and unrealized gain (loss)	0.49	1.43	(4.21)	4.66	(1.19)

Total from investment operations	0.66	1.60	(4.11)	4.70	(1.10)

Distributions to shareholders from net investment income	(0.23)	(0.14)	(0.13)	(0.11)	(0.12)

Distributions to shareholders from net realized gains	(0.60)	(0.29)	(0.36)	(0.82)	(1.00)

Total distributions	(0.83)	(0.43)	(0.49)	(0.93)	(1.12)

Net asset value, end of year	$11.04	$11.21	$10.04	$14.64	$10.87

Total Return(b)	5.74%	16.26%	(28.22)%	43.82%	(8.00)%

Net assets, end of year (in 000’s)	$402	$512	$841	$1,134	$910

Ratio of net expenses to average net assets	1.45%	1.47%	1.51%	1.53%	1.54%

Ratio of total expenses to average net assets	1.81%	1.81%	1.82%	1.79%	1.87%

Ratio of net investment income to average net assets	1.48%	1.63%	0.84%	0.93%	0.79%

Portfolio turnover rate(c)	39%	35%	35%	37%	57%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Real Estate Securities Fund

	Class P Shares

	Year Ended December 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$12.10	$10.79	$15.66	$11.55	$13.82

Net investment income(a)	0.24	0.25	0.18	0.13	0.17

Net realized and unrealized gain (loss)	0.54	1.54	(4.51)	4.97	(1.26)

Total from investment operations	0.78	1.79	(4.33)	5.10	(1.09)

Distributions to shareholders from net investment income	(0.27)	(0.19)	(0.18)	(0.17)	(0.18)

Distributions to shareholders from net realized gains	(0.60)	(0.29)	(0.36)	(0.82)	(1.00)

Total distributions	(0.87)	(0.48)	(0.54)	(0.99)	(1.18)

Net asset value, end of year	$12.01	$12.10	$10.79	$15.66	$11.55

Total Return(b)	6.47%	16.94%	(27.78)%	44.79%	(7.48)%

Net assets, end of year (in 000’s)	$46,793	$56,585	$70,378	$109,444	$70,215

Ratio of net expenses to average net assets	0.85%	0.88%	0.90%	0.90%	0.90%

Ratio of total expenses to average net assets	1.20%	1.18%	1.19%	1.16%	1.23%

Ratio of net investment income to average net assets	1.99%	2.22%	1.42%	0.93%	1.47%

Portfolio turnover rate(c)	39%	35%	35%	37%	57%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Notes to Financial Statements December 31, 2024

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified

Goldman Sachs Global Infrastructure Fund	A, C, Institutional, Investor, R6 and P	Non-Diversified

Goldman Sachs Global Real Estate Securities Fund	A, C, Institutional, Investor, R6 and P	Diversified

Goldman Sachs Real Estate Securities Fund	A, C, Institutional, Service, Investor, R6, R and P	Non-Diversified

Class A Shares of the Global Infrastructure, Global Real Estate Securities, and Real Estate Securities Funds are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each

33

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Notes to Financial Statements (continued) December 31, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

Global Infrastructure Fund	Quarterly	Annually

Global Real Estate Securities Fund	Quarterly	Annually

Real Estate Securities Fund	Quarterly	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

As a result of several court cases, in certain countries across the European Union, certain funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“EU Reclaims”). When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU Reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU Reclaims received by these funds, if any, reduce the amount of foreign taxes fund shareholders can use as tax deductions or credits on their income tax returns. In the event that EU Reclaims received by a fund during a fiscal year exceed foreign withholding taxes paid by the fund, and the fund previously passed through to its shareholders foreign taxes incurred by the fund to be used as a credit or deduction on a shareholder’s income tax return, the fund will enter into a closing agreement with the Internal Revenue Service (“IRS”) in order to pay the associated tax liability on behalf of the fund’s shareholders. During the Reporting Period, the Goldman Sachs Global Real Estate Securities Fund (“Acquiring Fund”) received EU Reclaims that were filed on behalf of the Goldman Sachs International Real Estate Securities Fund (“Acquired Fund”), which merged with the Acquiring Fund in 2022. Such reclaims are in excess of the foreign taxes paid during the year. The Acquiring Fund determined to enter into a closing agreement with the IRS and recorded the estimated payments as a reduction to income, as reflected in the Statements of Operations and its estimated closing agreement liability as presented as Payable Due to IRS Closing Agreement fees in the Statement of Assets and Liabilities.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

34

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

35

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Notes to Financial Statements (continued) December 31, 2024

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of December 31, 2024:

Global Infrastructure Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$—	$2,800,218	$—

Europe	—	20,901,372	—

North America	67,222,412	2,389,408	—

Oceania	—	1,767,109	—

Investment Company	622,116	—	—

Total	$67,844,528	$27,858,107	$—

Global Real Estate Securities Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$—	$8,594,802	$—

Europe	1,791,545	5,173,687	—

North America	39,121,280	—	—

Oceania	—	3,028,275	—

Investment Company	1,317	—	—

Total	$40,914,142	$16,796,764	$—

Real Estate Securities Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

North America	$84,264,450	$—	$—

Investment Company	323,521	—	—

Total	$84,587,971	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

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GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the year ended December 31, 2024, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate

Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^

Global Infrastructure Fund	0.90%	0.81%	0.77%	0.75%	0.74%	0.90%	0.90%

Global Real Estate Securities Fund	0.93	0.84	0.80	0.78	0.76	0.93	0.92 *

Real Estate Securities Fund	0.87	0.78	0.74	0.73	0.71	0.87	0.81 **

^

Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

*

Effective April 29, 2024, GSAM has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.91% as an annual percentage of the Fund’s average daily net assets. This arrangement will remain in effect through at least April 29, 2025, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Trustees.

**

Effective April 29, 2024, GSAM has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.80% as an annual percentage of the Fund’s average daily net assets. This arrangement will remain in effect through at least April 29, 2025, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Trustees. Prior to April 29, 2024, GSAM had waived management fees to achieve an effective net management fee rate of 0.83%.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund.

For the fiscal year ended December 31, 2024, GSAM waived $1,518, $1,420 and $450 of the Global Infrastructure, Global Real Estate Securities, and Real Estate Securities Funds’ management fees, respectively.

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Service	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.25%	0.50%

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GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Notes to Financial Statements (continued) December 31, 2024

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the fiscal year ended December 31, 2024, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge

Fund	Class A	Class C

Global Infrastructure Fund	$ 378	$—

Global Real Estate Securities Fund	5	—

Real Estate Securities Fund	533	—

D. Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds, respectively.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares. Effective April 29, 2024 Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.11% and 0.01% of the average daily net assets attributable to Class A, Class C, Investor and Class R Shares of the Global Infrastructure Fund and the Global Real Estate Securities Fund, respectively. This arrangement will remain in effect through at least April 29, 2025, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees. Prior to April 29, 2024, Goldman Sachs waived a portion equal to 0.07% and 0.03% of the average daily net assets attributable to Class A, Class C, Investor and Class R Shares of the Global Infrastructure Fund and the Real Estate Securities Fund, respectively.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitation as an annual percentage rate of average daily net assets for each Fund is 0.004%, except the Global Infrastructure Fund which is 0.034%. These Other Expense limitations will remain in place through at least April 29, 2025, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. Prior to April 29, 2024, the Other Expense limitations as an annual percentage rate of average daily net assets for the Global Infrastructure Fund was 0.054%. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

Goldman Sachs may voluntarily waive a portion of any payments under a Fund’s Distribution and Service Plan, Service Plan and Shareholder Administration Plan, and Transfer Agency Agreement, and these waivers are in addition to what is stipulated in any contractual fee waiver arrangements (as applicable). These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs without shareholder approval.

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GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the fiscal year ended December 31, 2024, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waiver/Credits	Other Expense Reimbursements	Total Expense Reductions

Global Infrastructure Fund	$ 1,518	$ 1,641	$ 311,684	$ 314,843

Global Real Estate Securities Fund	9,657	85	356,366	366,108

Real Estate Securities Fund	55,876	1,512	273,097	330,485

G. Line of Credit Facility — As of December 31, 2024, the Funds participated in a $1,150,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the fiscal year ended December 31, 2024, the Funds did not have any borrowings under the facility. Prior to April 16, 2024, the facility was $1,110,000,000.

H. Other Transactions with Affiliates — For the fiscal year ended December 31, 2024, Goldman Sachs earned $711 and $92 in brokerage commissions from portfolio transactions, on behalf of the Global Infrastructure and Real Estate Securities Fund, respectively. The following table provides information about the Funds’ investments in the Goldman Sachs Financial Square Government Fund as of and for the fiscal year ended December 31, 2024:

Global Infrastructure Fund

Underlying Fund	Beginning value as of December 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of December 31, 2024	Shares as of December 31, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	$ 1,751,375	$32,066,013	$(33,195,272)	$622,116	622,116	$47,006

Global Real Estate Securities Fund

Underlying Fund	Beginning value as of December 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of December 31, 2024	Shares as of December 31, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	1,511,286	24,630,930	(26,140,899)	1,317	1,317	44,606

Real Estate Securities Fund

Underlying Fund	Beginning value as of December 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of December 31, 2024	Shares as of December 31, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	262,850	14,397,190	(14,336,519)	323,521	323,521	14,113

As of December 31, 2024, The Goldman Sachs Group, Inc. was the beneficial owner of the following Funds:

Fund	Class C	Investor

Global Real Estate Securities Fund	86%	46%

39

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Notes to Financial Statements (continued) December 31, 2024

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

As of December 31, 2024, the following Goldman Sachs Funds were beneficial owners of 5% or more of total outstanding shares of the following Funds:

Fund	Goldman Sachs Balanced Strategy Portfolio	Goldman Sachs Growth and Income Strategy Portfolio	Goldman Sachs Growth Strategy Portfolio	Goldman Sachs Dynamic Global Equity Fund

Global Infrastructure Fund	5%	9%	10%	6%

Global Real Estate Securities Fund	11	19	20	11

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal year ended December 31, 2024, were as follows:

Fund	Purchases	Sales

Global Infrastructure Fund	$ 40,019,342	$ 148,542,400

Global Real Estate Securities Fund	44,493,065	125,665,280

Real Estate Securities Fund	36,225,637	56,195,804

6. SECURITIES LENDING

The Real Estate Securities Fund may lend its securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Global Real Estate Securities Fund may lend its securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Global Real Estate Securities and Real Estate Securities Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will and BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL or BNYM are unable to purchase replacement securities, GSAL and/or BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or

40

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

6. SECURITIES LENDING (continued)

insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of December 31, 2024, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

The Funds, GSAL, and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the fiscal year ended December 31, 2024, are reported under Investment Income on the Statements of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

For the Fiscal Year ended December 31, 2024
Fund	Earnings of GSAL Relating to Securities Loaned	Amounts Received by the Funds from Lending to Goldman Sachs	Amounts Payable to Goldman Sachs Upon Return of Securities Loaned as of December 31, 2024

Global Real Estate Securities Fund	$ 186	$ —	$ —

The following table provides information about the Funds’ investment in the Government Money Market Fund for the fiscal year ended December 31, 2024:

Fund	Beginning value as of December 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of December 31, 2024

Global Real Estate Securities Fund	$—	$2,303,535	$(2,303,535)	$—

7. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:

	Global Infrastructure Fund	Global Real Estate Securities Fund	Real Estate Securities Fund

Distributions paid from:

Ordinary Income	$3,639,227	$3,328,704	$2,059,751

Long-term capital gains	11,519,115	—	4,198,029

Total taxable distributions	$15,158,342	$3,328,704	$6,257,780

Return of Capital	$55,987	$—	$—

The tax character of distributions paid during the fiscal year ended December 31, 2023 was as follows:

	Global Infrastructure Fund	Global Real Estate Securities Fund	Real Estate Securities Fund

Distributions paid from:

Ordinary Income	$5,687,584	$2,251,905	$1,806,762

Long-term capital gains	—	—	2,581,380

Total taxable distributions	$5,687,584	$2,251,905	$4,388,142

Return of Capital	$312,357	$—	$—

41

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Notes to Financial Statements (continued) December 31, 2024

7. TAX INFORMATION (continued)

As of December 31, 2024, the components of accumulated earnings (losses) on a tax basis were as follows:

	Global Infrastructure Fund	Global Real Estate Securities Fund	Real Estate Securities Fund

Undistributed ordinary income — net	$—	$—	$242,166

Undistributed long-term capital gains	—	—	8,874,414

Total undistributed earnings	$—	$—	$9,116,580

Capital loss carryforwards:

Perpetual Short-Term	—	(251,813)	—

Timing differences — (Real Estate Investment Trusts and Post October Capital Loss Deferral)	(311,633)	110,384	56,323

Unrealized gains (losses) — net	24,195,886	5,415,740	26,170,115

Total accumulated earnings (losses) — net	$23,884,253	$5,274,311	$35,343,018

For the period ended December 31, 2024, the Global Infrastructure Fund and Real Estate Securities Fund utilized $3,675,599 and $532,228, respectively, in Capital Loss Carryforwards.

As of December 31, 2024, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Global Infrastructure Fund	Global Real Estate Securities Fund	Real Estate Securities Fund

Tax Cost	$ 71,483,893	$ 52,288,160	$ 58,417,856

Gross unrealized gain	24,372,458	7,084,981	26,625,920

Gross unrealized loss	(176,572)	(1,669,241)	(455,805)

Net unrealized gain (loss)	$ 24,195,886	$ 5,415,740	$ 26,170,115

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and differences in the tax treatment of passive foreign investment companies.

The Global Real Estate Securities Fund reclassified $28,845,480 from paid-in capital to distributable earnings for the year ending December 31, 2024. In order to present certain components of the Fund’s capital accounts on a tax-basis, certain reclassifications have been recorded to the Fund’s accounts. These reclassifications have no impact on the net asset value of the Fund and result primarily from taxable overdistributions and capital loss carryover limitations imposed under section 382.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

42

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

8. OTHER RISKS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject a Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Market Risk — The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments.

Non-Diversification Risk — The Global Infrastructure and Real Estate Securities Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

REIT Risk — Risks associated with investments in the real estate industry (such as REITs) include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage financing, variations in rental income, neighborhood values or the appeal of property to tenants; interest rates; overbuilding; extended vacancies

43

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Notes to Financial Statements (continued) December 31, 2024

8. OTHER RISKS (continued)

of properties; increases in competition, property taxes and operating expenses; and changes in zoning laws. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. OTHER MATTERS

The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectuses. The Chief Operating Decision Maker (“CODM”) is the Investment Adviser. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within each Fund’s financial statements.

11. SUBSEQUENT EVENTS

At a meeting held on February 11-12, 2025, upon the recommendation of Goldman Sachs Asset Management, L.P., the Board of Trustees (the “Board”) of the Goldman Sachs Trust (the “Trust”) approved a proposal to liquidate the Goldman Sachs Global Real Estate Securities Fund (the “Fund”), a series of the Trust. After careful consideration of a number of factors, the Board concluded that it is advisable and in the best interest of the Fund and its shareholders to liquidate the Fund. The Fund will be liquidated on or about April 14, 2025 (the “Liquidation Date”), pursuant to a Plan of Liquidation approved by the Board. The Liquidation Date may be changed without notice at the discretion of the Trust’s officers. All other subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

44

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Global Infrastructure Fund
	For the Fiscal Year Ended December 31, 2024		For the Fiscal Year Ended December 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	6,885	$94,421	9,035	$113,990

Reinvestment of distributions	2,653	32,803	442	5,336

Shares redeemed	(4,353)	(54,967)	(18,908)	(238,555)

	5,185	72,257	(9,431)	(119,229)

Class C Shares

Shares sold	175	2,172	421	5,258

Reinvestment of distributions	2,744	33,367	404	4,805

Shares redeemed	(3,225)	(41,570)	(17,588)	(210,788)

	(306)	(6,031)	(16,763)	(200,725)

Institutional Shares

Shares sold	162,574	1,983,437	692,396	8,542,051

Reinvestment of distributions	27,719	342,071	17,423	208,093

Shares redeemed	(717,040)	(8,811,696)	(1,130,844)	(13,731,615)

	(526,747)	(6,486,188)	(421,025)	(4,981,471)

Investor Shares

Shares sold	49,075	641,078	13,243	156,319

Reinvestment of distributions	17,480	215,243	3,181	38,222

Shares redeemed	(33,821)	(422,085)	(61,481)	(740,655)

	32,734	434,236	(45,057)	(546,114)

Class R6 Shares

Shares sold	517,219	7,215,870	1,246,217	14,228,398

Reinvestment of distributions	429,789	5,286,287	255,933	3,068,447

Shares redeemed	(7,244,548)	(89,092,416)	(2,992,554)	(35,921,599)

	(6,297,540)	(76,590,259)	(1,490,404)	(18,624,754)

Class R Shares

Shares sold	—	—	—	—

Reinvestment of distributions	—	—	30	364

Shares redeemed	—	—	(2,824)	(34,908)

	—	—	(2,794)	(34,544)

Class P Shares

Shares sold	238,621	3,104,957	444,587	5,445,181

Reinvestment of distributions	756,614	9,303,835	223,630	2,674,682

Shares redeemed	(2,329,457)	(28,649,929)	(3,042,255)	(36,620,904)

	(1,334,222)	(16,241,137)	(2,374,038)	(28,501,041)

NET DECREASE IN SHARES	(8,120,896)	$(98,817,122)	(4,359,512)	$(53,007,878)

45

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Notes to Financial Statements (continued) December 31, 2024

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Global Real Estate Securities Fund
	For the Fiscal Year Ended December 31, 2024		For the Fiscal Year Ended December 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	6,275	$58,621	3,462	$31,846

Reinvestment of distributions	3,397	32,774	2,057	18,019

Shares redeemed	(16,930)	(164,208)	(21,474)	(196,260)

	(7,258)	(72,813)	(15,955)	(146,395)

Class C Shares

Shares sold	63	579	69	615

Reinvestment of distributions	88	840	49	422

Shares redeemed	(63)	(610)	(2,471)	(22,319)

	88	809	(2,353)	(21,282)

Institutional Shares

Shares sold	13,390	127,370	10,744	99,924

Reinvestment of distributions	3,881	37,534	2,397	20,999

Shares redeemed	(31,912)	(303,028)	(372,843)	(3,508,562)

	(14,641)	(138,124)	(359,702)	(3,387,639)

Investor Shares

Shares sold	391	3,683	58,488	529,153

Reinvestment of distributions	239	2,302	656	5,777

Shares redeemed	(7,205)	(67,742)	(52,305)	(476,040)

	(6,575)	(61,757)	6,839	58,890

Class R6 Shares

Shares sold	1,559,858	15,641,732	2,225,762	20,612,967

Reinvestment of distributions	219,798	2,085,067	151,096	1,321,028

Shares redeemed	(7,845,760)	(73,326,393)	(270,955)	(2,539,047)

	(6,066,104)	(55,599,594)	2,105,903	19,394,948

Class R Shares

Shares sold	—	—	—	—

Reinvestment of distributions	—	—	28	248

Shares redeemed	—	—	(3,178)	(29,655)

	—	—	(3,150)	(29,407)

Class P Shares

Shares sold	143,589	1,403,521	977,612	8,797,524

Reinvestment of distributions	121,430	1,169,892	101,287	885,231

Shares redeemed	(3,212,118)	(30,352,747)	(1,263,706)	(11,507,768)

	(2,947,099)	(27,779,334)	(184,807)	(1,825,013)

NET INCREASE (DECREASE) IN SHARES	(9,041,589)	$(83,650,813)	1,546,775	$14,044,102

46

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Real Estate Securities Fund
	For the Fiscal Year Ended December 31, 2024		For the Fiscal Year Ended December 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	60,513	$692,707	78,045	$833,276

Reinvestment of distributions	75,928	882,651	50,741	552,999

Shares redeemed	(263,921)	(3,036,541)	(279,776)	(3,001,682)

	(127,480)	(1,461,183)	(150,990)	(1,615,407)

Class C Shares

Shares sold	3,541	37,380	6,398	63,049

Reinvestment of distributions	4,753	50,383	3,005	30,256

Shares redeemed	(11,980)	(124,702)	(25,243)	(255,145)

	(3,686)	(36,939)	(15,840)	(161,840)

Institutional Shares

Shares sold	252,793	2,954,151	741,044	8,553,213

Reinvestment of distributions	121,180	1,494,742	93,602	1,075,478

Shares redeemed	(819,678)	(10,174,675)	(933,328)	(10,271,408)

	(445,705)	(5,725,782)	(98,682)	(642,717)

Service Shares

Shares sold	6,247	75,450	4,394	48,430

Reinvestment of distributions	1,614	19,029	1,238	13,675

Shares redeemed	(14,953)	(163,757)	(4,468)	(45,485)

	(7,092)	(69,278)	1,164	16,620

Investor Shares

Shares sold	86,140	1,065,062	5,744	64,666

Reinvestment of distributions	6,722	79,849	3,308	36,541

Shares redeemed	(62,020)	(741,064)	(73,913)	(803,948)

	30,842	403,847	(64,861)	(702,741)

Class R6 Shares

Shares sold	57,534	717,509	11,987	135,720

Reinvestment of distributions	15,119	187,090	8,387	96,384

Shares redeemed	(43,474)	(547,615)	(29,608)	(332,739)

	29,179	356,984	(9,234)	(100,635)

Class R Shares

Shares sold	12,760	142,213	6,871	72,765

Reinvestment of distributions	2,770	31,485	1,856	19,874

Shares redeemed	(24,800)	(292,127)	(46,838)	(490,637)

	(9,270)	(118,429)	(38,111)	(397,998)

Class P Shares

Shares sold	456,715	5,392,298	339,457	3,782,101

Reinvestment of distributions	280,357	3,460,872	221,476	2,538,845

Shares redeemed	(1,517,713)	(18,159,384)	(2,407,462)	(27,468,361)

	(780,641)	(9,306,214)	(1,846,529)	(21,147,415)

NET DECREASE IN SHARES	(1,313,853)	$(15,956,994)	(2,223,083)	$(24,752,133)

47

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Goldman Sachs Trust and Shareholders of Goldman Sachs Global Infrastructure Fund, Goldman Sachs Global Real Estate Securities Fund and Goldman Sachs Real Estate Securities Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Goldman Sachs Global Infrastructure Fund, Goldman Sachs Global Real Estate Securities Fund and Goldman Sachs Real Estate Securities Fund (three of the Funds constituting Goldman Sachs Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

February 25, 2025

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

48

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Goldman Sachs Trust — Real Estate Securities and Global Infrastructure Funds — Tax Information (Unaudited)

  For the year ended December 31, 2024, 38.67%, 0.18%, and 0.32% of the dividends paid from net investment company taxable income by the Global Infrastructure, Global Real Estate Securities, and Real Estate Securities Funds, respectively, qualify for the dividends received deduction available to corporations.

  For the year ended December 31, 2024, 48.53% and 95.67% of the dividends paid from net investment company taxable income by the Global Real Estate Securities and Real Estate Securities Funds, respectively, qualify as section 199A dividends.

  For the year ended December 31, 2024, 100%, 5.49%, and 4.33% of the dividends paid from net investment company taxable income by the Global Infrastructure, Global Real Estate Securities, and Real Estate Securities Funds, respectively, qualify for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

  Pursuant to Section 852 of the Internal Revenue Code, the Global Infrastructure and Real Estate Securities Funds designate $11,519,115 and $4,198,029 respectively, or, if different, the maximum amount allowable, as capital gain dividends paid during the year ended December 31, 2024.

  During the year ended December 31, 2024, the Global Infrastructure Fund designates $671,177 as short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code.

49

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TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2024 Goldman Sachs. All rights reserved. RESAR-25

Goldman Sachs Funds Annual Financial Statements December 31, 2024 Tax-Advantaged Equity Funds I Goldman Sachs International Tax-Managed Equity Fund Goldman Sachs U.S. Tax-Managed Equity Fund

Goldman Sachs Tax-Advantaged Equity Funds

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments December 31, 2024

Shares	Description	Value

Common Stocks – 96.8%

Australia – 7.7%
355,883	ANZ Group Holdings Ltd. (Banks)	$6,270,589
80,503	Aristocrat Leisure Ltd. (Consumer Services)	3,399,687
429,159	BHP Group Ltd. (Materials)	10,469,235
132,198	Brambles Ltd. (Commercial & Professional Services)	1,572,252
106,381	Commonwealth Bank of Australia (Banks)	10,065,902
37,596	Computershare Ltd. (Commercial & Professional Services)	789,760
363,417	Fortescue Ltd. (Materials)	4,092,281
64,756	Goodman Group REIT (Equity Real Estate Investment Trusts (REITs))	1,423,464
565,924	Insurance Australia Group Ltd. (Insurance)	2,959,911
24,076	JB Hi-Fi Ltd. (Consumer Discretionary Distribution & Retail)	1,377,412
9,914	Macquarie Group Ltd. (Financial Services)	1,355,869
421,272	National Australia Bank Ltd. (Banks)	9,652,324
667,320	Northern Star Resources Ltd. (Materials)	6,340,323
12,969	Pro Medicus Ltd. (Health Care Equipment & Services)	2,003,355
1,121,830	Qantas Airways Ltd. (Transportation)*	6,210,370
283,045	Scentre Group REIT (Equity Real Estate Investment Trusts (REITs))	599,164
132,200	Service Stream Ltd. (Capital Goods)	127,590
446,391	Yancoal Australia Ltd. (Energy)	1,792,882

		70,502,370

Austria – 0.3%
45,409	Erste Group Bank AG (Banks)	2,810,643

Belgium – 0.1%
2,825	Colruyt Group NV (Consumer Staples Distribution & Retail)	106,048
16,541	Fagron (Health Care Equipment & Services)	287,166
4,329	UCB SA (Pharmaceuticals, Biotechnology & Life Sciences)	861,748

		1,254,962

China – 1.9%
197,200	ENN Energy Holdings Ltd. (Utilities)	1,401,258
4,770,000	Lenovo Group Ltd. (Technology Hardware & Equipment)	6,132,133

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
248,432	Prosus NV (Consumer Discretionary Distribution & Retail)*	$9,868,931

		17,402,322

Denmark – 3.0%
9,831	Cementir Holding NV (Materials)	107,639
21,021	Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*	4,390,082
235,797	Novo Nordisk A/S, Class B (Pharmaceuticals, Biotechnology & Life Sciences)	20,344,996
14,518	Pandora A/S (Consumer Durables & Apparel)	2,656,148

		27,498,865

Finland – 1.3%
1,599,400	Nokia OYJ (Technology Hardware & Equipment)	7,074,820
363,399	Nordea Bank Abp (Banks)	3,964,960
48,521	Wartsila OYJ Abp (Capital Goods)	859,924

		11,899,704

France – 8.2%
60,768	Air Liquide SA (Materials)	9,878,439
37,757	Airbus SE (Capital Goods)	6,046,071
1,972	Christian Dior SE (Consumer Durables & Apparel)	1,236,325
100,989	Cie de Saint-Gobain SA (Capital Goods)	8,974,061
22,263	Danone SA (Food, Beverage & Tobacco)	1,504,529
12,738	Dassault Aviation SA (Capital Goods)	2,602,832
16,549	Dassault Systemes (Software & Services)	572,661
79,451	Engie SA (Utilities)	1,260,047
2,328	Hermes International SCA (Consumer Durables & Apparel)	5,585,742
64,249	Klepierre SA REIT (Equity Real Estate Investment Trusts (REITs))	1,850,341
62,830	Legrand SA (Capital Goods)	6,111,566
914	LVMH Moet Hennessy Louis Vuitton SE (Consumer Durables & Apparel)	601,223
72,358	Publicis Groupe SA (Media & Entertainment)	7,703,215
82,118	Rexel SA (Capital Goods)	2,091,507
45,906	Safran SA (Capital Goods)	10,058,362
71,226	SCOR SE (Insurance)	1,744,148
19,951	Thales SA (Capital Goods)	2,864,874
151,268	Veolia Environnement SA (Utilities)	4,244,211

		74,930,154

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued) December 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Georgia – 0.2%
5,186	Bank of Georgia Group PLC (Banks)	$305,790
35,579	TBC Bank Group PLC (Banks)	1,389,691

		1,695,481

Germany – 11.3%
18,022	adidas AG (Consumer Durables & Apparel)	4,432,775
10,733	Allianz SE (Insurance)	3,298,931
55,908	CECONOMY AG (Consumer Discretionary Distribution & Retail)*	152,805
426,304	Deutsche Bank AG (Financial Services)	7,356,691
5,249	Deutsche Boerse AG (Financial Services)	1,209,141
84,941	E.ON SE (Utilities)	989,398
115,137	Fresenius Medical Care AG (Health Care Equipment & Services)	5,242,283
146,095	Fresenius SE & Co. KGaA (Health Care Equipment & Services)*	5,071,104
13,907	GEA Group AG (Capital Goods)	690,807
27,193	Hannover Rueck SE (Insurance)	6,809,660
41,043	Knorr-Bremse AG (Capital Goods)	2,978,963
19,307	MTU Aero Engines AG (Capital Goods)	6,448,463
19,286	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Insurance)	9,731,000
4,349	Nemetschek SE (Software & Services)	422,471
83,568	SAP SE (Software & Services)	20,555,595
36,974	Scout24 SE (Media & Entertainment)(a)	3,262,550
72,134	Siemens AG (Capital Goods)	14,065,762
191,014	Siemens Energy AG (Capital Goods)*	10,137,432
1,952	Talanx AG (Insurance)	166,021

		103,021,852

Hong Kong – 1.7%
1,006,200	AIA Group Ltd. (Insurance)	7,227,396
56,400	Dah Sing Financial Holdings Ltd. (Banks)	203,449
183,000	Stella International Holdings Ltd. (Consumer Durables & Apparel)	384,536
603,600	Swire Properties Ltd. (Real Estate Management & Development)	1,224,001
7,284,000	WH Group Ltd. (Food, Beverage & Tobacco)(a)	5,613,304

Shares	Description	Value

Common Stocks – (continued)

Hong Kong – (continued)
320,000	Yue Yuen Industrial Holdings Ltd. (Consumer Durables & Apparel)	$712,835

		15,365,521

Ireland – 0.0%
73,446	Greencore Group PLC (Food, Beverage & Tobacco)*	177,819

Italy – 4.0%
31,894	Azimut Holding SpA (Financial Services)	794,826
4,870	Banca Generali SpA (Financial Services)	226,753
507,944	Banca Mediolanum SpA (Financial Services)	6,054,814
599,354	Banca Monte dei Paschi di Siena SpA (Banks)	4,248,459
32,556	Banca Popolare di Sondrio SpA (Banks)	275,418
981,229	Banco BPM SpA (Banks)	7,944,625
22,617	Credito Emiliano SpA (Banks)	255,324
20,091	Ferrari NV (Automobiles & Components)	8,572,816
18,022	Prysmian SpA (Capital Goods)	1,153,344
10,844	Technogym SpA (Consumer Durables & Apparel)(a)	117,741
123,711	UniCredit SpA (Banks)	4,954,427
172,345	Unipol Gruppo SpA (Insurance)	2,152,333

		36,750,880

Japan – 22.7%
5,200	ABC-Mart, Inc. (Consumer Discretionary Distribution & Retail)	104,909
5,200	Aeon Delight Co. Ltd. (Commercial & Professional Services)	142,754
61,500	AGC, Inc. (Capital Goods)	1,796,474
7,600	Aichi Financial Group, Inc. (Banks)	120,486
36,700	Arisawa Manufacturing Co. Ltd. (Technology Hardware & Equipment)	347,898
99,400	Bandai Namco Holdings, Inc. (Consumer Durables & Apparel)	2,370,217
16,600	Bell System24 Holdings, Inc. (Commercial & Professional Services)*	135,219
65,200	Bic Camera, Inc. (Consumer Discretionary Distribution & Retail)	704,452
67,500	Chubu Electric Power Co., Inc. (Utilities)	708,146
9,800	Chudenko Corp. (Capital Goods)	208,083
64,000	Concordia Financial Group Ltd. (Banks)	351,967

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
73,200	Dai-ichi Life Holdings, Inc. (Insurance)	$1,950,513
27,300	Daiichi Sankyo Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	747,017
906,900	Daiwa Securities Group, Inc. (Financial Services)	5,984,392
50,700	Electric Power Development Co. Ltd. (Utilities)	827,550
159,700	ENEOS Holdings, Inc. (Energy)	837,811
242,800	Food & Life Cos. Ltd. (Consumer Services)	5,108,192
20,300	Fuji Oil Holdings, Inc. (Food, Beverage & Tobacco)	457,142
8,100	Fujita Kanko, Inc. (Consumer Services)	409,765
14,000	Fujitsu Ltd. (Software & Services)	245,932
23,400	H.U. Group Holdings, Inc. (Health Care Equipment & Services)	379,255
143,400	Hachijuni Bank Ltd. (The) (Banks)	916,226
59,700	Heiwa Corp. (Consumer Services)	919,954
73,100	Hokuriku Electric Power Co. (Utilities)	398,334
156,400	Honda Motor Co. Ltd. (Automobiles & Components)	1,489,054
254,300	Hulic Co. Ltd. (Real Estate Management & Development)	2,208,792
42,900	Hyakujushi Bank Ltd. (The) (Banks)	886,125
6,600	IwaiCosmo Holdings, Inc. (Financial Services)	96,794
67,200	Japan Post Bank Co. Ltd. (Banks)	635,151
197,600	JGC Holdings Corp. (Capital Goods)	1,643,859
9,700	Kaken Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	276,747
14,000	Kawasaki Heavy Industries Ltd. (Capital Goods)	637,754
18,200	KDDI Corp. (Telecommunication Services)	579,681
114,700	Keiyo Bank Ltd. (The) (Banks)	569,834
20,200	Kewpie Corp. (Food, Beverage & Tobacco)	429,571
346,500	Kobe Steel Ltd. (Materials)	3,463,611
29,300	Konami Group Corp. (Media & Entertainment)	2,741,609
14,700	Koshidaka Holdings Co. Ltd. (Consumer Services)	105,038
7,300	Life Corp. (Consumer Staples Distribution & Retail)	162,343
140,700	Marubeni Corp. (Capital Goods)	2,111,707

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
52,000	Marusan Securities Co. Ltd. (Financial Services)	$328,334
3,000	Maruzen Showa Unyu Co. Ltd. (Transportation)	115,987
16,800	Mitsubishi Corp. (Capital Goods)	274,877
473,300	Mitsubishi Electric Corp. (Capital Goods)	7,992,026
939,800	Mitsubishi HC Capital, Inc. (Financial Services)	6,193,503
42,200	Mitsubishi Shokuhin Co. Ltd. (Consumer Staples Distribution & Retail)	1,334,707
208,400	Mitsui OSK Lines Ltd. (Transportation)	7,251,973
6,900	Miyazaki Bank Ltd. (The) (Banks)	135,953
160,900	Modec, Inc. (Energy)	3,396,354
7,700	Morita Holdings Corp. (Capital Goods)	106,165
418,200	MS&AD Insurance Group Holdings, Inc. (Insurance)	9,032,081
228,800	Murata Manufacturing Co. Ltd. (Technology Hardware & Equipment)	3,629,873
82,900	NEC Corp. (Software & Services)	7,094,340
418,200	Nexon Co. Ltd. (Media & Entertainment)	6,220,879
97,800	NGK Insulators Ltd. (Capital Goods)	1,234,861
3,998,900	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	3,994,357
173,800	Nippon Yusen KK (Transportation)	5,784,674
4,500	Nisshin Oillio Group Ltd. (The) (Food, Beverage & Tobacco)	147,153
249,700	Nomura Holdings, Inc. (Financial Services)	1,448,719
8,400	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	207,294
20,900	NS Solutions Corp. (Software & Services)	537,280
43,000	Obayashi Corp. (Capital Goods)	566,191
141,000	Obic Co. Ltd. (Software & Services)	4,195,928
271,000	Olympus Corp. (Health Care Equipment & Services)	4,046,098
20,000	Oracle Corp. Japan (Software & Services)	1,914,129
69,000	Oriental Land Co. Ltd. (Consumer Services)	1,487,375
119,600	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	6,506,231

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued) December 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
947,200	Rakuten Group, Inc. (Consumer Discretionary Distribution & Retail)*	$5,103,020
273,600	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,801,406
61,400	SCREEN Holdings Co. Ltd. (Semiconductors & Semiconductor Equipment)	3,624,890
28,500	SCSK Corp. (Software & Services)	596,502
5,100	Secom Co. Ltd. (Commercial & Professional Services)	173,195
37,800	Seino Holdings Co. Ltd. (Transportation)	569,188
276,600	Sekisui House Ltd. (Consumer Durables & Apparel)	6,595,286
74,600	Shikoku Electric Power Co., Inc. (Utilities)	581,855
280,000	Shizuoka Financial Group, Inc. (Banks)	2,270,831
93,700	SoftBank Group Corp. (Telecommunication Services)	5,354,560
137,900	Sojitz Corp. (Capital Goods)	2,810,382
212,100	Sompo Holdings, Inc. (Insurance)	5,495,567
409,100	Sumitomo Electric Industries Ltd. (Automobiles & Components)	7,313,673
246,500	Sumitomo Mitsui Trust Group, Inc. (Banks)	5,758,125
19,600	Sumitomo Rubber Industries Ltd. (Automobiles & Components)	220,064
266,700	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	7,060,168
52,400	Toa Corp. (Capital Goods)	394,420
6,700	TOBISHIMA HOLDINGS, Inc. (Capital Goods)	69,277
91,400	Tokio Marine Holdings, Inc. (Insurance)	3,280,175
296,500	Tokyo Century Corp. (Financial Services)	2,997,276
700	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	105,224
131,700	Tokyu Corp. (Transportation)	1,403,503
697,200	Tokyu Fudosan Holdings Corp. (Real Estate Management & Development)	4,255,306
11,400	Toyota Motor Corp. (Automobiles & Components)	222,588
115,800	Trend Micro, Inc. (Software & Services)	6,243,136
11,300	Tsugami Corp. (Capital Goods)	110,387
13,500	UACJ Corp. (Materials)	454,460

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
3,800	Uchida Yoko Co. Ltd. (Software & Services)	$167,404
8,700	World Co. Ltd. (Consumer Discretionary Distribution & Retail)	137,721
59,500	Yamaichi Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	855,233
8,000	Yokogawa Electric Corp. (Technology Hardware & Equipment)	170,155
13,300	Yurtec Corp. (Capital Goods)	130,893

		206,713,570

Netherlands – 4.1%
3,035	Adyen NV (Financial Services)*(a)	4,510,253
259,465	Aegon Ltd. (Insurance)	1,544,002
22,375	ASML Holding NV (Semiconductors & Semiconductor Equipment)	15,672,238
231,887	Koninklijke Ahold Delhaize NV (Consumer Staples Distribution & Retail)	7,563,909
48,166	Wolters Kluwer NV (Commercial & Professional Services)	8,002,517

		37,292,919

Norway – 1.4%
249,322	Aker BP ASA (Energy)	4,901,295
54,209	Kongsberg Gruppen ASA (Capital Goods)	6,098,879
136,013	Pexip Holding ASA (Software & Services)	525,688
8,511	Schibsted ASA, Class B (Media & Entertainment)	250,657
69,482	SpareBank 1 SMN (Banks)	1,045,703

		12,822,222

Singapore – 1.0%
490,400	Oversea-Chinese Banking Corp. Ltd. (Banks)	5,989,293
72,201	Seatrium Ltd. (Capital Goods)*	109,434
92,600	Sheng Siong Group Ltd. (Consumer Staples Distribution & Retail)	111,253
52,000	Singapore Exchange Ltd. (Financial Services)	484,724
77,400	United Overseas Bank Ltd. (Banks)	2,055,424

		8,750,128

South Africa – 0.0%
949,822	Pan African Resources PLC (Materials)	408,450

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)

Spain – 1.2%
215,532	Industria de Diseno Textil SA (Consumer Discretionary Distribution & Retail)	$11,040,412

Sweden – 4.4%
134,935	AAK AB (Food, Beverage & Tobacco)	3,843,185
62,197	Alfa Laval AB (Capital Goods)	2,603,262
195,307	Essity AB, Class B (Household & Personal Products)	5,219,908
76,517	Evolution AB (Consumer Services)(a)	5,900,674
661,941	Hexagon AB, Class B (Technology Hardware & Equipment)	6,319,841
16,554	RaySearch Laboratories AB (Health Care Equipment & Services)	323,184
14,980	Saab AB, Class B (Capital Goods)	316,486
189,772	Svenska Handelsbanken AB, Class A (Banks)	1,959,405
332,477	Swedbank AB, Class A (Banks)	6,565,076
836,318	Telefonaktiebolaget LM Ericsson, Class B (Technology Hardware & Equipment)	6,772,883

		39,823,904

Switzerland – 5.0%
202,270	ABB Ltd. (Capital Goods)	10,922,279
10	Chocoladefabriken Lindt & Spruengli AG (Food, Beverage & Tobacco)	1,098,941
11	Chocoladefabriken Lindt & Spruengli AG (Food, Beverage & Tobacco)	122,021
13,595	Lonza Group AG (Pharmaceuticals, Biotechnology & Life Sciences)	8,024,297
155,727	Novartis AG (Pharmaceuticals, Biotechnology & Life Sciences)	15,161,160
344,362	UBS Group AG (Financial Services)	10,543,245

		45,871,943

Tanzania – 0.1%
581,703	Helios Towers PLC (Telecommunication Services)*	666,334

United Kingdom – 12.1%
9,667	Admiral Group PLC (Insurance)	319,360
196,639	Associated British Foods PLC (Food, Beverage & Tobacco)	5,015,947
64,706	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	8,436,352

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
1,722	AstraZeneca PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences) (b)	$112,825
665,010	Aviva PLC (Insurance)	3,897,698
246,605	BAE Systems PLC (Capital Goods) (b)	3,537,620
29,116	Beazley PLC (Insurance)	297,230
154,160	Centrica PLC (Utilities)	257,197
96,021	CMC Markets PLC (Financial Services)(a)	298,118
178,248	Compass Group PLC (Consumer Services)	5,930,926
194,928	Currys PLC (Consumer Discretionary Distribution & Retail)*	231,585
19,558	DCC PLC (Capital Goods)	1,253,201
58,037	Galliford Try Holdings PLC (Capital Goods)	281,907
10,554	Gamma Communications PLC (Telecommunication Services)	202,152
85,188	Hiscox Ltd. (Insurance)	1,152,935
168,935	IG Group Holdings PLC (Financial Services)	2,094,807
268,350	Imperial Brands PLC (Food, Beverage & Tobacco)	8,581,533
34,895	Informa PLC (Media & Entertainment)	348,029
50,676	InterContinental Hotels Group PLC (Consumer Services)	6,305,298
199,869	Investec PLC (Financial Services)	1,358,673
96,295	JET2 PLC (Transportation)	1,908,334
14,264	Keller Group PLC (Capital Goods)	257,782
4,799,950	Lloyds Banking Group PLC (Banks)	3,278,026
1,593,248	M&G PLC (Financial Services)	3,942,698
1,371,593	Marks & Spencer Group PLC (Consumer Staples Distribution & Retail)	6,423,442
1,652,909	NatWest Group PLC (Banks)	8,283,153
33,937	Next PLC (Consumer Discretionary Distribution & Retail)	4,025,684
223,667	RELX PLC (Commercial & Professional Services)	10,134,129
1,327,215	Rolls-Royce Holdings PLC (Capital Goods)*	9,411,808
8,999	Sage Group PLC (The) (Software & Services)	142,980
130,444	Smiths Group PLC (Capital Goods)	2,796,794
250,581	SSE PLC (Utilities)	5,022,771
838,159	Tesco PLC (Consumer Staples Distribution & Retail)	3,854,991

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued) December 31, 2024

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
157,978	TP ICAP Group PLC (Financial Services)	$510,254

		109,906,239

United States – 5.1%
485,536	GSK PLC (Pharmaceuticals, Biotechnology & Life Sciences)	8,189,674
40,474	GSK PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	1,368,831
72,930	Holcim AG (Materials)*	7,022,063
57,904	Nestle SA (Food, Beverage & Tobacco)	4,750,630
39,747	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	11,113,530
68,157	Sanofi SA (Pharmaceuticals, Biotechnology & Life Sciences)	6,625,601
243,461	Shell PLC (Energy)	7,640,590

		46,710,919

TOTAL COMMON STOCKS (Cost $756,253,934)		883,317,613

Shares	Description	Rate	Value

Preferred Stocks – 1.0%

Germany – 1.0%
81,822	Henkel AG & Co. KGaA (Household & Personal Products)	2.19%	7,178,781
6,861	Sartorius AG (Pharmaceuticals, Biotechnology & Life Sciences)	0.35	1,524,748

TOTAL PREFERRED STOCKS (Cost $7,744,763)			8,703,529

TOTAL INVESTMENTS – 97.8% (Cost $763,998,697)			$892,021,142

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.2%			20,329,569

NET ASSETS – 100.0%			$912,350,711

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

Sector Name	% of Market Value

Financials	23.8%

Industrials	19.8

Health Care	13.6

Consumer Discretionary	11.8

Information Technology	10.4

Consumer Staples	7.2

Materials	4.7

Communication Services	3.5

Energy	2.1

Utilities	1.8

Real Estate	1.3

TOTAL INVESTMENTS	100.0%

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	141	03/21/25	$7,128,943	$(141,838)
FTSE 100 Index	25	03/21/25	2,560,293	(41,601)
HANG SENG Index	5	01/27/25	646,579	4,387
MSCI Singapore Index	7	01/28/25	191,422	(297)
SPI 200 Index	8	03/20/25	1,008,641	(17,468)
TOPIX Index	21	03/13/25	3,718,993	68,643

Total Futures Contracts				$(128,174)

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments December 31, 2024

Shares	Description	Value

Common Stocks – 98.5%

Aerospace & Defense – 1.2%
3,982	Curtiss-Wright Corp.	$1,413,092
16,693	HEICO Corp., Class A	3,106,234
12,658	Hexcel Corp.	793,657
111,232	Howmet Aerospace, Inc.	12,165,444
12,408	Lockheed Martin Corp.	6,029,544
86,877	Rocket Lab USA, Inc.*(a)	2,212,757
149,820	RTX Corp.	17,337,170

		43,057,898

Automobile Components – 0.0%
50,792	Mobileye Global, Inc., Class A (Israel)*	1,011,777

Automobiles – 2.4%
97,923	General Motors Co.	5,216,358
195,984	Tesla, Inc.*	79,146,179

		84,362,537

Banks – 1.8%
260,798	Bank of America Corp.	11,462,072
6,371	Cadence Bank	219,481
87,998	Capitol Federal Financial, Inc.	520,068
36,155	Citigroup, Inc.	2,544,950
602	Commerce Bancshares, Inc.	37,511
77,539	Cullen/Frost Bankers, Inc.	10,409,611
11,346	East West Bancorp, Inc.	1,086,493
40,192	First BanCorp. (Puerto Rico)	747,169
5,976	First Citizens BancShares, Inc., Class A	12,627,407
126,570	Huntington Bancshares, Inc.	2,059,294
35,645	International Bancshares Corp.	2,251,338
40,827	JPMorgan Chase & Co.	9,786,640
5,054	PNC Financial Services Group, Inc. (The)	974,664
114,953	Prosperity Bancshares, Inc.	8,661,709
8,429	UMB Financial Corp.	951,297

		64,339,704

Beverages – 0.1%
2,055	Coca-Cola Consolidated, Inc.	2,589,279
23,763	Primo Brands Corp., Class A	731,188

		3,320,467

Biotechnology – 4.0%
279,233	AbbVie, Inc.	49,619,704
29,684	ACADIA Pharmaceuticals, Inc.*	544,701
29,001	Alnylam Pharmaceuticals, Inc.*	6,824,225
72,662	Aurinia Pharmaceuticals, Inc. (Canada)*	652,505
9,268	Biogen, Inc.*	1,417,263
254,998	Gilead Sciences, Inc.	23,554,165
136,509	Natera, Inc.*	21,609,375
4,775	Regeneron Pharmaceuticals, Inc.*	3,401,376
119,754	TG Therapeutics, Inc.*	3,604,595
76,297	Vertex Pharmaceuticals, Inc.*	30,724,802

		141,952,711

Broadline Retail – 4.2%
623,356	Amazon.com, Inc.*	136,758,073
34,974	eBay, Inc.	2,166,639

Shares	Description	Value

Common Stocks – (continued)

Broadline Retail – (continued)
5,605	MercadoLibre, Inc. (Brazil)*	$9,530,966

		148,455,678

Building Products – 0.7%
3,357	AAON, Inc.	395,052
21,989	Johnson Controls International PLC	1,735,592
39,269	Lennox International, Inc.	23,926,601

		26,057,245

Capital Markets – 3.6%
181,134	CME Group, Inc.	42,064,749
6,839	Coinbase Global, Inc., Class A*	1,698,124
31,838	Interactive Brokers Group, Inc., Class A	5,624,819
107,848	Jefferies Financial Group, Inc.	8,455,283
9,250	LPL Financial Holdings, Inc.	3,020,218
85,277	Morgan Stanley	10,721,024
189,281	Nasdaq, Inc.	14,633,314
190,043	Northern Trust Corp.	19,479,407
4,488	Piper Sandler Cos.	1,346,176
576,184	Robinhood Markets, Inc., Class A*	21,468,616

		128,511,730

Chemicals – 1.0%
47,477	CF Industries Holdings, Inc.	4,050,738
8,601	Dow, Inc.	345,158
71,307	Element Solutions, Inc.	1,813,337
26,262	Mosaic Co. (The)	645,520
16,316	Olin Corp.	551,481
81,377	Sherwin-Williams Co. (The)	27,662,483

		35,068,717

Commercial Services & Supplies – 0.2%
37,390	Cintas Corp.	6,831,153

Communications Equipment – 1.2%
298,600	Arista Networks, Inc.*	33,004,258
133,214	Cisco Systems, Inc.	7,886,269
6,071	Motorola Solutions, Inc.	2,806,198

		43,696,725

Construction & Engineering – 0.3%
19,697	Comfort Systems USA, Inc.	8,352,710
10,330	Limbach Holdings, Inc.*	883,628
3,893	Sterling Infrastructure, Inc.*	655,776

		9,892,114

Construction Materials – 0.6%
32,458	Eagle Materials, Inc.	8,009,336
6,646	Martin Marietta Materials, Inc.	3,432,659
35,390	Summit Materials, Inc., Class A*	1,790,734
4,429	United States Lime & Minerals,
	Inc.	587,906
35,514	Vulcan Materials Co.	9,135,266

		22,955,901

Consumer Finance – 2.5%
234,665	Capital One Financial Corp.	41,845,463
96,351	Discover Financial Services	16,690,884

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)

Consumer Finance – (continued)
121,065	OneMain Holdings, Inc.	$6,311,118
335,589	Synchrony Financial	21,813,285
19,529	Upstart Holdings, Inc.*	1,202,400

		87,863,150

Consumer Staples Distribution & Retail – 2.3%
8,547	Casey’s General Stores, Inc.	3,386,578
67,314	Costco Wholesale Corp.	61,677,799
143,728	Sprouts Farmers Market, Inc.*	18,263,517

		83,327,894

Diversified Consumer Services – 0.2%
1,587	Graham Holdings Co., Class B	1,383,737
10,601	Grand Canyon Education, Inc.*	1,736,444
14,814	H&R Block, Inc.	782,772
42,877	Service Corp. International	3,422,442

		7,325,395

Electric Utilities – 0.8%
580,473	PG&E Corp.	11,713,945
249,054	Xcel Energy, Inc.	16,816,126

		28,530,071

Electrical Equipment – 1.3%
195,946	AMETEK, Inc.	35,321,226
32,308	Emerson Electric Co.	4,003,930
101,799	nVent Electric PLC	6,938,620

		46,263,776

Electronic Equipment, Instruments & Components – 0.5%
94,239	Keysight Technologies, Inc.*	15,137,611
2,989	Teledyne Technologies, Inc.*	1,387,285
1	Vontier Corp.	36

		16,524,932

Energy Equipment & Services – 0.9%
137,135	NOV, Inc.	2,002,171
460,918	Schlumberger NV	17,671,596
476,743	TechnipFMC PLC (United Kingdom)	13,796,943

		33,470,710

Entertainment – 1.3%
196,641	AMC Entertainment Holdings, Inc., Class A*	782,631
52,262	Netflix, Inc.*	46,582,166

		47,364,797

Financial Services – 4.0%
6,388	Affirm Holdings, Inc.*	389,029
50,057	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	1,780,527
133,530	Berkshire Hathaway, Inc., Class B*	60,526,478
343,964	Equitable Holdings, Inc.	16,224,782
193,899	Fiserv, Inc.*	39,830,733
44,465	Flywire Corp.*	916,868
119,426	MGIC Investment Corp.	2,831,591
253,794	Toast, Inc., Class A*	9,250,791

Shares	Description	Value

Common Stocks – (continued)

Financial Services – (continued)
151,167	Voya Financial, Inc.	$10,404,825

		142,155,624

Food Products – 0.5%
39,594	Darling Ingredients, Inc.*	1,333,922
9,833	Lancaster Colony Corp.	1,702,486
260,313	Mondelez International, Inc., Class A	15,548,495

		18,584,903

Ground Transportation – 0.7%
94,059	CSX Corp.	3,035,284
228,172	Lyft, Inc., Class A*	2,943,419
12,022	Norfolk Southern Corp.	2,821,563
36,542	Ryder System, Inc.	5,731,978
43,995	Union Pacific Corp.	10,032,620

		24,564,864

Health Care Equipment & Supplies – 2.0%
29,115	Align Technology, Inc.*	6,070,769
507,954	Boston Scientific Corp.*	45,370,451
35,822	Intuitive Surgical, Inc.*	18,697,651

		70,138,871

Health Care Providers & Services – 2.7%
21,748	Cigna Group (The)	6,005,493
71,276	Elevance Health, Inc.	26,293,716
6,544	Encompass Health Corp.	604,338
43,802	HCA Healthcare, Inc.	13,147,170
49,173	HealthEquity, Inc.*	4,718,149
34,579	Humana, Inc.	8,773,038
87,404	LifeStance Health Group, Inc.*	644,168
6,269	Molina Healthcare, Inc.*	1,824,593
46,236	Quest Diagnostics, Inc.	6,975,163
47,957	UnitedHealth Group, Inc.	24,259,528
16,894	Universal Health Services, Inc., Class B	3,031,122

		96,276,478

Health Care REITs – 0.1%
47,046	Omega Healthcare Investors, Inc. REIT	1,780,691
28,435	Ventas, Inc. REIT	1,674,537

		3,455,228

Hotel & Resort REITs – 0.5%
1,152,993	Park Hotels & Resorts, Inc. REIT	16,222,612
89,375	RLJ Lodging Trust REIT	912,519

		17,135,131

Hotels, Restaurants & Leisure – 2.2%
163,216	Airbnb, Inc., Class A*	21,448,215
558,821	Chipotle Mexican Grill, Inc.*	33,696,906
94,834	DoorDash, Inc., Class A*	15,908,404
53,406	International Game Technology PLC	943,150
14,177	Wingstop, Inc.	4,029,103
5,222	Yum! Brands, Inc.	700,584

		76,726,362

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued) December 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Household Durables – 1.6%
188,174	D.R. Horton, Inc.	$26,310,488
203,638	M/I Homes, Inc.*	27,073,672
40,583	PulteGroup, Inc.	4,419,489

		57,803,649

Household Products – 1.7%
355,281	Procter & Gamble Co. (The)	59,562,860

Industrial REITs – 0.3%
62,315	First Industrial Realty Trust, Inc. REIT	3,123,851
65,403	Prologis, Inc. REIT	6,913,097

		10,036,948

Insurance – 2.2%
35,396	American Financial Group, Inc.	4,846,774
49,985	Arch Capital Group Ltd.	4,616,115
41,284	CNO Financial Group, Inc.	1,536,178
17,855	Goosehead Insurance, Inc., Class A*	1,914,413
999	Kinsale Capital Group, Inc.	464,665
15,650	Marsh & McLennan Cos., Inc.	3,324,216
157,127	Progressive Corp. (The)	37,649,200
6,559	Reinsurance Group of America, Inc.	1,401,199
65,766	Travelers Cos., Inc. (The)	15,842,372
98,163	W R Berkley Corp.	5,744,499

		77,339,631

Interactive Media & Services – 6.6%
370,703	Alphabet, Inc., Class A	70,174,078
315,000	Alphabet, Inc., Class C	59,988,600
438,928	fuboTV, Inc.*	553,049
165,655	Meta Platforms, Inc., Class A	96,992,659
32,182	Reddit, Inc., Class A*	5,259,826

		232,968,212

IT Services – 1.3%
5,074	EPAM Systems, Inc.*	1,186,403
52,678	Gartner, Inc.*	25,520,911
77,270	International Business Machines Corp.	16,986,264
13,789	MongoDB, Inc.*	3,210,217
4,947	VeriSign, Inc.*	1,023,831

		47,927,626

Life Sciences Tools & Services – 1.0%
7,809	IQVIA Holdings, Inc.*	1,534,547
67,528	Medpace Holdings, Inc.*	22,434,827
6,958	Mettler-Toledo International, Inc.*	8,514,365
3,494	Thermo Fisher Scientific, Inc.	1,817,684
6,675	West Pharmaceutical Services, Inc.	2,186,463

		36,487,886

Machinery – 1.3%
5,761	AGCO Corp.	538,538
1	Fortive Corp.	75
97,597	Illinois Tool Works, Inc.	24,746,695
151,534	Mueller Industries, Inc.	12,025,738

Shares	Description	Value

Common Stocks – (continued)

Machinery – (continued)
66,199	Mueller Water Products, Inc., Class A	$1,489,478
15,142	Snap-on, Inc.	5,140,406
17,147	Trinity Industries, Inc.	601,860

		44,542,790

Media – 0.9%
37,692	Liberty Broadband Corp., Class C*	2,817,854
538,121	News Corp., Class A	14,819,852
130,537	Trade Desk, Inc. (The), Class A*	15,342,014

		32,979,720

Metals & Mining – 0.6%
120,574	Carpenter Technology Corp.	20,462,614

Office REITs – 0.0%
1	Vornado Realty Trust REIT	42

Oil, Gas & Consumable Fuels – 1.8%
67,311	Antero Midstream Corp.	1,015,723
122,967	Antero Resources Corp.*	4,309,993
44,789	Cheniere Energy, Inc.	9,623,812
86,172	EOG Resources, Inc.	10,562,964
88,260	Exxon Mobil Corp.	9,494,128
12,264	Hess Corp.	1,631,235
179,678	Kinder Morgan, Inc.	4,923,177
14,840	Marathon Petroleum Corp.	2,070,180
8,760	ONEOK, Inc.	879,504
145,747	Ovintiv, Inc.	5,902,754
28,683	Scorpio Tankers, Inc. (Monaco)	1,425,258
31,484	Valero Energy Corp.	3,859,624
156,754	Williams Cos., Inc. (The)	8,483,526

		64,181,878

Passenger Airlines – 0.7%
52,439	Alaska Air Group, Inc.*	3,395,425
20,922	Allegiant Travel Co.	1,969,179
624,130	American Airlines Group, Inc.*	10,878,586
88,755	SkyWest, Inc.*	8,887,038

		25,130,228

Personal Care Products – 0.2%
55,484	elf Beauty, Inc.*	6,966,016

Pharmaceuticals – 1.5%
196,040	Bristol-Myers Squibb Co.	11,088,022
250,035	Elanco Animal Health, Inc.*	3,027,924
6,454	Eli Lilly & Co.	4,982,488
88,523	Johnson & Johnson	12,802,196
26,154	Merck & Co., Inc.	2,601,800
46,084	Royalty Pharma PLC, Class A	1,175,603
108,359	Zoetis, Inc.	17,654,932

		53,332,965

Professional Services – 1.3%
215,498	Alight, Inc., Class A	1,491,246
13,562	Broadridge Financial Solutions, Inc.	3,066,233
35,982	Equifax, Inc.	9,170,013
163,146	ExlService Holdings, Inc.*	7,240,419
13,590	FTI Consulting, Inc.*	2,597,457

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)

Professional Services – (continued)
45,729	Genpact Ltd.	$1,964,061
13,013	Innodata, Inc.*	514,274
156,109	Parsons Corp.*	14,401,055
78,529	UL Solutions, Inc., Class A	3,917,026

		44,361,784

Real Estate Management & Development – 0.2%
332,170	Compass, Inc., Class A*	1,943,194
71,280	CoStar Group, Inc.*	5,102,935

		7,046,129

Residential REITs – 0.4%
1	Apartment Investment and
	Management Co., Class A REIT*	9
15,691	AvalonBay Communities, Inc. REIT	3,451,549
27,038	Camden Property Trust REIT	3,137,489
42,893	Equity LifeStyle Properties, Inc. REIT	2,856,674
11,780	Equity Residential REIT	845,333
26,742	Mid-America Apartment Communities, Inc. REIT	4,133,511

		14,424,565

Retail REITs – 0.0%
21,274	Brixmor Property Group, Inc. REIT	592,268
2	Simon Property Group, Inc. REIT	344

		592,612

Semiconductors & Semiconductor Equipment – 8.6%
121,381	Applied Materials, Inc.	19,740,192
25,132	Axcelis Technologies, Inc.*	1,755,973
386,840	Broadcom, Inc.	89,684,986
3,264	KLA Corp.	2,056,712
49,590	Lam Research Corp.	3,581,886
1,316,274	NVIDIA Corp.	176,762,435
63,128	Texas Instruments, Inc.	11,837,131

		305,419,315

Software – 10.4%
371,523	ACI Worldwide, Inc.*	19,285,759
78,154	Adobe, Inc.*	34,753,521
6,856	Commvault Systems, Inc.*	1,034,639
173,431	Dropbox, Inc., Class A*	5,209,867
42,325	Fortinet, Inc.*	3,998,866
34,876	Intuit, Inc.	21,919,566
9,452	Manhattan Associates, Inc.*	2,554,309
524,636	Microsoft Corp.	221,134,074
3,423	MicroStrategy, Inc., Class A*	991,369
127,429	Oracle Corp.	21,234,769
7,650	Palo Alto Networks, Inc.*	1,391,994
24,029	ServiceNow, Inc.*	25,473,623
1,599	SPS Commerce, Inc.*	294,200
8,354	Varonis Systems, Inc.*	371,168
10,115	Workday, Inc., Class A*	2,609,973
43,289	Zscaler, Inc.*	7,809,769

		370,067,466

Shares	Description	Value

Common Stocks – (continued)

Specialized REITs – 0.8%
5,206	CubeSmart REIT	$223,077
29,730	Equinix, Inc. REIT	28,032,120
9,634	Lamar Advertising Co., Class A REIT	1,172,843

		29,428,040

Specialty Retail – 0.8%
785	Asbury Automotive Group, Inc.*	190,779
34,792	CarMax, Inc.*	2,844,594
70,177	Chewy, Inc., Class A*	2,350,228
91,859	Lowe’s Cos., Inc.	22,670,801
1	Victoria’s Secret & Co.*	41
13,794	Wayfair, Inc., Class A*	611,350

		28,667,793

Technology Hardware, Storage & Peripherals – 8.6%
1,042,282	Apple, Inc.(b)	261,008,258
334,473	Dell Technologies, Inc., Class C	38,544,669
42,942	NetApp, Inc.	4,984,707
5,355	Seagate Technology Holdings PLC	462,190

		304,999,824

Textiles, Apparel & Luxury Goods – 1.5%
23,412	Deckers Outdoor Corp.*	4,754,743
170,144	Figs, Inc., Class A*	1,053,191
38,986	G-III Apparel Group Ltd.*	1,271,723
86,961	Lululemon Athletica, Inc.*	33,254,756
31,116	Ralph Lauren Corp.	7,187,174
75,785	Skechers USA, Inc., Class A*	5,095,783

		52,617,370

Trading Companies & Distributors – 0.3%
42,034	FTAI Aviation Ltd.	6,054,577
5,515	United Rentals, Inc.	3,884,987

		9,939,564

Wireless Telecommunication Services – 0.1%
75,362	Telephone and Data Systems, Inc.	2,570,598

TOTAL COMMON STOCKS (Cost $1,749,490,448)		3,499,080,668

Shares	Dividend Rate	Value

Investment Company – 0.0%(c)
Goldman Sachs Financial Square Government Fund - Institutional Shares
68,087	4.392%	68,087
(Cost $68,087)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,749,558,535)		3,499,148,755

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued) December 31, 2024

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.0%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,350,000	4.392%	$1,350,000
(Cost $1,350,000)

TOTAL INVESTMENTS – 98.5% (Cost $1,750,908,535)		$3,500,498,755

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%		53,685,797

NET ASSETS – 100.0%		$3,554,184,552

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Russell 2000 E-Mini Index	29	03/21/25	$3,262,210	$(184,730)
S&P 500 E-Mini Index	120	03/21/25	35,614,500	(1,151,802)

Total Futures Contracts				$(1,336,532)

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Statements of Assets and Liabilities December 31, 2024

	International Tax- Managed Equity Fund	U.S. Tax-Managed Equity Fund

Assets:

Investments in unaffiliated issuers, at value (cost $763,998,697 and $1,749,490,448, respectively)(a)	$892,021,142	$3,499,080,668
Investments in affiliated issuers, at value (cost $– and $68,087, respectively)	—	68,087
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	—	1,350,000
Cash	12,220,524	54,114,374
Foreign Currency, at value (cost $4,271,007 and $–, respectively)	4,116,185	—
Receivables:
Foreign tax reclaims	4,127,447	3,732
Dividends	602,698	2,679,000
Collateral on certain derivative contracts	84,870	297,162
Fund shares sold	33,846	38,409
Reimbursement from investment adviser	23,980	—
Securities lending income	—	768
Other assets	43,931	44,925

Total assets	913,274,623	3,557,677,125

Liabilities:

Variation margin on futures contracts	80,295	432,120
Payables:
Management fees	342,303	1,005,115
Fund shares redeemed	340,945	402,392
Distribution and Service fees and Transfer Agency fees	13,808	70,477
Payable upon return of securities loaned	—	1,350,000
Accrued expenses	146,561	232,469

Total liabilities	923,912	3,492,573

Net Assets:

Paid-in capital	829,734,678	1,808,696,435
Total distributable earnings	82,616,033	1,745,488,117

NET ASSETS	$912,350,711	$3,554,184,552
Net Assets:
Class A	$5,225,206	$99,410,898
Class C	704,981	17,658,512
Institutional	15,346,915	70,046,560
Service	—	4,467,721
Investor	19,201,630	24,963,378
Class R6	802,643,990	3,064,227,680
Class P	69,227,989	273,409,803
Total Net Assets	$912,350,711	$3,554,184,552
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	424,266	2,150,968
Class C	58,459	414,948
Institutional	1,243,542	1,476,335
Service	—	96,285
Investor	1,555,054	531,053
Class R6	65,536,608	65,179,987
Class P	5,648,647	5,814,188
Net asset value, offering and redemption price per share:(b)
Class A	$12.32	$46.22
Class C	12.06	42.56
Institutional	12.34	47.45
Service	—	46.40
Investor	12.35	47.01
Class R6	12.25	47.01
Class P	12.26	47.02

(a)	Includes loaned securities having a market value of $– and $1,273,500 for International Tax-Managed Equity Fund and U.S. Tax-Managed Equity Fund, respectively.
(b)

Maximum public offering price per share for Class A Shares of the International Tax-Managed Equity Fund and U.S. Tax-Managed Equity Fund is $13.04 and $48.91, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Statements of Operations For the Fiscal Year Ended December 31, 2024

	International Tax- Managed Equity Fund	U.S. Tax-Managed Equity Fund

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $2,409,404 and $7,484, respectively)	$26,672,527	$34,509,191

Dividends — affiliated issuers	28,409	266,011

Securities lending income, net of rebates received or paid to borrowers – affiliated issuer	5,530	10,722

Total Investment Income	26,706,466	34,785,924

Expenses:

Management fees	7,719,954	20,670,367

Custody, accounting and administrative services	306,578	12,058

Transfer Agency fees(a)	303,131	1,139,090

Professional fees	203,288	106,532

Registration fees	94,713	113,049

Trustee fees	29,465	30,352

Printing and mailing costs	28,849	11,565

Distribution and/or Service (12b-1) fees(a)	18,361	381,354

Service fees — Class C	1,728	43,522

Shareholder Administration fees — Service Shares	—	10,224

Other	30,162	50,122

Total expenses	8,736,229	22,568,235

Less — expense reductions	(577,800)	(63,082)

Net expenses	8,158,429	22,505,153

NET INVESTMENT INCOME	18,548,037	12,280,771

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	26,719,990	56,208,021

In-kind redemptions	21,052,353	108,067,544

Futures contracts	1,093,885	3,943,557

Foreign currency transactions	(199,424)	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(16,285,893)	537,587,903

Foreign currency translations	(566,033)	—

Futures contracts	(144,407)	(1,431,015)

Net realized and unrealized gain	31,670,471	704,376,010

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$50,218,508	$716,656,781

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Fund	Class A	Class C	Service	Class A	Class C	Institutional	Service	Investor	Class R6	Class P
International Tax-Managed Equity Fund	$13,177	$5,184	$–	$7,906	$1,037	$6,074	$–	$27,455	$239,066	$21,593
U.S. Tax-Managed Equity Fund	240,564	130,566	10,224	144,338	26,113	25,581	1,636	34,258	831,775	75,389

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Statements of Changes in Net Assets

	International Tax-Managed Equity Fund		U.S. Tax-Managed Equity Fund

	For the Fiscal Year Ended December 31, 2024	For the Fiscal Year Ended December 31, 2023	For the Fiscal Year Ended December 31, 2024	For the Fiscal Year Ended December 31, 2023

From operations:

Net investment income	$18,548,037	$17,712,699	$12,280,771	$15,471,513

Net realized gain	48,666,804	40,454,697	168,219,122	53,771,665

Net change in unrealized gain (loss)	(16,996,333)	76,925,162	536,156,888	481,310,248

Net increase in net assets resulting from operations	50,218,508	135,092,558	716,656,781	550,553,426

Distributions to shareholders:

From distributable earnings:

Class A Shares	(94,950)	(94,610)	(1,440,051)	(202,802)

Class C Shares	(7,466)	(8,889)	(266,024)	–

Institutional Shares	(334,877)	(291,337)	(1,218,711)	(293,294)

Service Shares	–	–	(59,643)	(3,951)

Investor Shares	(402,396)	(258,344)	(418,582)	(89,406)

Class R6 Shares	(17,309,410)	(15,920,795)	(53,286,000)	(13,036,248)

Class P Shares	(1,502,550)	(1,586,920)	(4,747,824)	(1,179,388)

Total distributions to shareholders	(19,651,649)	(18,160,895)	(61,436,835)	(14,805,089)

From share transactions:

Proceeds from sales of shares	122,234,394	17,872,937	203,011,084	72,656,637

Proceeds paid in connection with in-kind transactions	(36,860,000)	(65,000,000)	(132,396,067)	(75,750,000)

Reinvestment of distributions	19,651,584	18,160,808	61,006,981	14,704,015

Cost of shares redeemed	(14,599,746)	(13,706,369)	(39,262,904)	(75,518,598)

Net increase (decrease) in net assets resulting from share transactions	90,426,232	(42,672,624)	92,359,094	(63,907,946)

TOTAL INCREASE	120,993,091	74,259,039	747,579,040	471,840,391

Net Assets:

Beginning of year	$791,357,620	$717,098,581	$2,806,605,512	$2,334,765,121

End of year	$912,350,711	$791,357,620	$3,554,184,552	$2,806,605,512

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Year

	International Tax-Managed Equity Fund

	Class A Shares

	Year Ended December 31,

	2024		2023		2022	2021	2020

Per Share Data

Net asset value, beginning of year	$11.84		$10.07		$12.28	$11.32	$10.43

Net investment income(a)	0.22	(b)	0.24	(c),(d)	0.29	0.28	0.10

Net realized and unrealized gain (loss)	0.49		1.76		(2.18)	1.07	0.92

Total from investment operations	0.71		2.00		(1.89)	1.35	1.02

Distributions to shareholders from net investment income	(0.23)		(0.23)		(0.32)	(0.39)	(0.13)

Net asset value, end of year	$12.32		$11.84		$10.07	$12.28	$11.32

Total Return(e)	5.99%		19.96%		(15.36)%	12.02%	9.75%

Net assets, end of year (in 000’s)	$5,225		$4,852		$5,139	$7,235	$6,662

Ratio of net expenses to average net assets	1.21%		1.22%		1.22%	1.22%	1.23%

Ratio of total expenses to average net assets	1.33%		1.35%		1.32%	1.33%	1.36%

Ratio of net investment income to average net assets	1.74	%(b)	2.15	%(c),(d)	2.74%	2.33%	1.07%

Portfolio turnover rate(f)	191%		132%		226%	162%	177%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounts to $0.02 per share and 0.17% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.04 per share and 0.34% of average net assets.
(d)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.12% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	International Tax-Managed Equity Fund

	Class C Shares

	Year Ended December 31,

	2024		2023		2022	2021	2020

Per Share Data

Net asset value, beginning of year	$11.60		$9.87		$12.03	$11.04	$10.18

Net investment income(a)	0.12	(b)	0.16	(c),(d)	0.21	0.20	0.03

Net realized and unrealized gain (loss)	0.48		1.72		(2.13)	1.03	0.88

Total from investment operations	0.60		1.88		(1.92)	1.23	0.91

Distributions to shareholders from net investment income	(0.14)		(0.15)		(0.24)	(0.24)	(0.05)

Net asset value, end of year	$12.06		$11.60		$9.87	$12.03	$11.04

Total Return(e)	5.23%		18.98%		(15.96)%	11.19%	8.89%

Net assets, end of year (in 000’s)	$705		$696		$728	$1,009	$1,060

Ratio of net expenses to average net assets	1.96%		1.97%		1.97%	1.96%	1.98%

Ratio of total expenses to average net assets	2.08%		2.10%		2.07%	2.07%	2.11%

Ratio of net investment income to average net assets	0.95	%(b)	1.46	%(c),(d)	2.01%	1.59%	0.33%

Portfolio turnover rate(f)	191%		132%		226%	162%	177%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounts to $0.02 per share and 0.17% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.04 per share and 0.34% of average net assets.
(d)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.12% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	International Tax-Managed Equity Fund

	Institutional Shares

	Year Ended December 31,

	2024		2023		2022	2021	2020

Per Share Data

Net asset value, beginning of year	$11.86		$10.10		$12.31	$11.29	$10.40

Net investment income(a)	0.27	(b)	0.27	(c),(d)	0.32	0.32	0.13

Net realized and unrealized gain (loss)	0.48		1.77		(2.17)	1.07	0.92

Total from investment operations	0.75		2.04		(1.85)	1.39	1.05

Distributions to shareholders from net investment income	(0.27)		(0.28)		(0.36)	(0.37)	(0.16)

Net asset value, end of year	$12.34		$11.86		$10.10	$12.31	$11.29

Total Return(e)	6.31%		20.23%		(15.02)%	12.42%	10.11%

Net assets, end of year (in 000’s)	$15,347		$12,638		$9,934	$11,247	$9,998

Ratio of net expenses to average net assets	0.90%		0.90%		0.90%	0.90%	0.90%

Ratio of total expenses to average net assets	0.97%		0.99%		0.95%	0.96%	0.99%

Ratio of net investment income to average net assets	2.08	%(b)	2.45	%(c),(d)	3.01%	2.65%	1.36%

Portfolio turnover rate(f)	191%		132%		226%	162%	177%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounts to $0.02 per share and 0.17% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.04 per share and 0.34% of average net assets.
(d)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.12% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	International Tax-Managed Equity Fund

	Investor Shares

	Year Ended December 31,

	2024		2023		2022	2021	2020

Per Share Data

Net asset value, beginning of year	$11.87		$10.10		$12.32	$11.30	$10.40

Net investment income(a)	0.26	(b)	0.26	(c),(d)	0.32	0.31	0.13

Net realized and unrealized gain (loss)	0.48		1.78		(2.19)	1.07	0.92

Total from investment operations	0.74		2.04		(1.87)	1.38	1.05

Distributions to shareholders from net investment income	(0.26)		(0.27)		(0.35)	(0.36)	(0.15)

Net asset value, end of year	$12.35		$11.87		$10.10	$12.32	$11.30

Total Return(e)	6.25%		20.26%		(15.15)%	12.31%	10.09%

Net assets, end of year (in 000’s)	$19,202		$11,560		$8,699	$7,290	$9,085

Ratio of net expenses to average net assets	0.96%		0.97%		0.97%	0.97%	0.98%

Ratio of total expenses to average net assets	1.07%		1.10%		1.08%	1.08%	1.11%

Ratio of net investment income to average net assets	2.01	%(b)	2.33	%(c),(d)	3.08%	2.58%	1.38%

Portfolio turnover rate(f)	191%		132%		226%	162%	177%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounts to $0.02 per share and 0.17% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.04 per share and 0.34% of average net assets.
(d)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.12% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	International Tax-Managed Equity Fund

	Class R6 Shares

	Year Ended December 31,

	2024		2023		2022	2021	2020

Per Share Data

Net asset value, beginning of year	$11.78		$10.02		$12.23	$11.22	$10.33

Net investment income(a)	0.26	(b)	0.27	(c),(d)	0.32	0.32	0.14

Net realized and unrealized gain (loss)	0.48		1.77		(2.17)	1.06	0.92

Total from investment operations	0.74		2.04		(1.85)	1.38	1.06

Distributions to shareholders from net investment income	(0.27)		(0.28)		(0.36)	(0.37)	(0.17)

Net asset value, end of year	$12.25		$11.78		$10.02	$12.23	$11.22

Total Return(e)	6.37%		20.30%		(15.11)%	12.43%	10.20%

Net assets, end of year (in 000’s)	$802,644		$692,952		$630,799	$730,126	$640,212

Ratio of net expenses to average net assets	0.89%		0.89%		0.89%	0.89%	0.89%

Ratio of total expenses to average net assets	0.96%		0.98%		0.94%	0.95%	0.97%

Ratio of net investment income to average net assets	2.04	%(b)	2.44	%(c),(d)	3.06%	2.66%	1.42%

Portfolio turnover rate(f)	191%		132%		226%	162%	177%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounts to $0.02 per share and 0.17% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.04 per share and 0.34% of average net assets.
(d)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.12% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	International Tax-Managed Equity Fund

	Class P Shares

	Year Ended December 31,

	2024		2023		2022	2021	2020

Per Share Data

Net asset value, beginning of year	$11.78		$10.03		$12.23	$11.22	$10.34

Net investment income(a)	0.26	(b)	0.27	(c),(d)	0.33	0.32	0.14

Net realized and unrealized gain (loss)	0.49		1.76		(2.17)	1.06	0.91

Total from investment operations	0.75		2.03		(1.84)	1.38	1.05

Distributions to shareholders from net investment income	(0.27)		(0.28)		(0.36)	(0.37)	(0.17)

Net asset value, end of year	$12.26		$11.78		$10.03	$12.23	$11.22

Total Return(e)	6.37%		20.28%		(15.03)%	12.42%	10.09%

Net assets, end of year (in 000’s)	$69,228		$68,659		$61,800	$81,775	$68,788

Ratio of net expenses to average net assets	0.89%		0.89%		0.89%	0.89%	0.89%

Ratio of total expenses to average net assets	0.96%		0.98%		0.94%	0.95%	0.98%

Ratio of net investment income to average net assets	2.06	%(b)	2.47	%(c),(d)	3.10%	2.66%	1.45%

Portfolio turnover rate(f)	191%		132%		226%	162%	177%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounts to $0.02 per share and 0.17% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.04 per share and 0.34% of average net assets.
(d)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.12% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	U.S. Tax-Managed Equity Fund

	Class A Shares

	Year Ended December 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$37.33	$30.32	$38.29	$29.78	$25.54

Net investment income(a)	0.03	0.10	0.10	0.05	0.06

Net realized and unrealized gain (loss)	9.54	7.00	(7.95)	8.52	4.31

Total from investment operations	9.57	7.10	(7.85)	8.57	4.37

Distributions to shareholders from net investment income	(0.05)	(0.09)	(0.12)	(0.06)	(0.09)

Distributions to shareholders from net realized gains	(0.63)	–	–	–	(0.04)

Total distributions	(0.68)	(0.09)	(0.12)	(0.06)	(0.13)

Net asset value, end of year	$46.22	$37.33	$30.32	$38.29	$29.78

Total Return(b)	25.58%	23.41%	(20.51)%	28.80%	17.06%

Net assets, end of year (in 000’s)	$99,411	$87,893	$90,164	$111,821	$75,584

Ratio of net expenses to average net assets	1.01%	1.03%	1.03%	1.06%	1.08%

Ratio of total expenses to average net assets	1.05%	1.07%	1.10%	1.11%	1.12%

Ratio of net investment income to average net assets	0.07%	0.29%	0.29%	0.16%	0.24%

Portfolio turnover rate(c)	96%	184%	246%	116%	177%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	U.S. Tax-Managed Equity Fund

	Class C Shares

	Year Ended December 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$34.63	$28.27	$35.84	$28.04	$24.11

Net investment loss(a)	(0.27)	(0.14)	(0.14)	(0.19)	(0.13)

Net realized and unrealized gain (loss)	8.83	6.50	(7.43)	7.99	4.06

Total from investment operations	8.56	6.36	(7.57)	7.80	3.93

Distributions to shareholders from net realized gains	(0.63)	–	–	–	–

Net asset value, end of year	$42.56	$34.63	$28.27	$35.84	$28.04

Total Return(b)	24.65%	22.50%	(21.12)%	27.82%	16.25%

Net assets, end of year (in 000’s)	$17,659	$15,604	$16,096	$21,720	$19,502

Ratio of net expenses to average net assets	1.76%	1.78%	1.78%	1.81%	1.83%

Ratio of total expenses to average net assets	1.80%	1.82%	1.85%	1.86%	1.87%

Ratio of net investment loss to average net assets	(0.68)%	(0.46)%	(0.46)%	(0.59)%	(0.53)%

Portfolio turnover rate(c)	96%	184%	246%	116%	177%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	U.S. Tax-Managed Equity Fund

	Institutional Shares

	Year Ended December 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$38.30	$31.10	$39.28	$30.53	$26.16

Net investment income(a)	0.17	0.21	0.21	0.17	0.15

Net realized and unrealized gain (loss)	9.81	7.19	(8.17)	8.74	4.43

Total from investment operations	9.98	7.40	(7.96)	8.91	4.58

Distributions to shareholders from net investment income	(0.20)	(0.20)	(0.22)	(0.16)	(0.17)

Distributions to shareholders from net realized gains	(0.63)	–	–	–	(0.04)

Total distributions	(0.83)	(0.20)	(0.22)	(0.16)	(0.21)

Net asset value, end of year	$47.45	$38.30	$31.10	$39.28	$30.53

Total Return(b)	25.99%	23.81%	(20.26)%	29.23%	17.48%

Net assets, end of year (in 000’s)	$70,047	$55,767	$60,342	$56,035	$47,997

Ratio of net expenses to average net assets	0.69%	0.71%	0.70%	0.74%	0.74%

Ratio of total expenses to average net assets	0.69%	0.71%	0.72%	0.75%	0.75%

Ratio of net investment income to average net assets	0.39%	0.62%	0.64%	0.48%	0.56%

Portfolio turnover rate(c)	96%	184%	246%	116%	177%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	U.S. Tax-Managed Equity Fund

	Service Shares

	Year Ended December 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$37.50	$30.48	$38.52	$29.96	$25.70

Net investment income (loss)(a)	(0.05)	0.04	0.04	– (b)	0.02

Net realized and unrealized gain (loss)	9.58	7.02	(7.99)	8.56	4.33

Total from investment operations	9.53	7.06	(7.95)	8.56	4.35

Distributions to shareholders from net investment income	–	(0.04)	(0.09)	– (b)	(0.05)

Distributions to shareholders from net realized gains	(0.63)	–	–	–	–

Distributions to shareholders from return of capital	–	–	–	–	(0.04)

Total distributions	(0.63)	(0.04)	(0.09)	– (b)	(0.09)

Net asset value, end of year	$46.40	$37.50	$30.48	$38.52	$29.96

Total Return(c)	25.35%	23.17%	(20.65)%	28.58%	16.87%

Net assets, end of year (in 000’s)	$4,468	$3,499	$2,568	$2,476	$1,932

Ratio of net expenses to average net assets	1.19%	1.21%	1.22%	1.23%	1.24%

Ratio of total expenses to average net assets	1.19%	1.21%	1.25%	1.24%	1.25%

Ratio of net investment income (loss) to average net assets	(0.11)%	0.12%	0.13%	0.01%	0.08%

Portfolio turnover rate(d)	96%	184%	246%	116%	177%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	U.S. Tax-Managed Equity Fund

	Investor Shares

	Year Ended December 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$37.96	$30.83	$38.93	$30.26	$25.93

Net investment income(a)	0.14	0.19	0.18	0.14	0.12

Net realized and unrealized gain (loss)	9.71	7.12	(8.09)	8.67	4.40

Total from investment operations	9.85	7.31	(7.91)	8.81	4.52

Distributions to shareholders from net investment income	(0.17)	(0.18)	(0.19)	(0.14)	(0.15)

Distributions to shareholders from net realized gains	(0.63)	–	–	–	(0.04)

Total distributions	(0.80)	(0.18)	(0.19)	(0.14)	(0.19)

Net asset value, end of year	$47.01	$37.96	$30.83	$38.93	$30.26

Total Return(b)	25.88%	23.71%	(20.31)%	29.13%	17.38%

Net assets, end of year (in 000’s)	$24,963	$19,127	$15,645	$20,599	$15,938

Ratio of net expenses to average net assets	0.76%	0.78%	0.78%	0.82%	0.83%

Ratio of total expenses to average net assets	0.80%	0.82%	0.85%	0.87%	0.87%

Ratio of net investment income to average net assets	0.32%	0.54%	0.54%	0.40%	0.46%

Portfolio turnover rate(c)	96%	184%	246%	116%	177%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	U.S. Tax-Managed Equity Fund

	Class R6 Shares

	Year Ended December 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$37.96	$30.82	$38.93	$30.26	$25.93

Net investment income(a)	0.17	0.21	0.21	0.17	0.15

Net realized and unrealized gain (loss)	9.71	7.14	(8.10)	8.67	4.40

Total from investment operations	9.88	7.35	(7.89)	8.84	4.55

Distributions to shareholders from net investment income	(0.20)	(0.21)	(0.22)	(0.17)	(0.18)

Distributions to shareholders from net realized gains	(0.63)	–	–	–	(0.04)

Total distributions	(0.83)	(0.21)	(0.22)	(0.17)	(0.22)

Net asset value, end of year	$47.01	$37.96	$30.82	$38.93	$30.26

Total Return(b)	25.97%	23.85%	(20.26)%	29.24%	17.49%

Net assets, end of year (in 000’s)	$3,064,228	$2,407,118	$1,975,694	$2,111,315	$1,536,722

Ratio of net expenses to average net assets	0.68%	0.70%	0.69%	0.73%	0.73%

Ratio of total expenses to average net assets	0.68%	0.70%	0.72%	0.74%	0.74%

Ratio of net investment income to average net assets	0.40%	0.63%	0.65%	0.49%	0.57%

Portfolio turnover rate(c)	96%	184%	246%	116%	177%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	U.S. Tax-Managed Equity Fund

	Class P Shares

	Year Ended December 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$37.97	$30.83	$38.94	$30.27	$25.94

Net investment income(a)	0.17	0.21	0.21	0.17	0.15

Net realized and unrealized gain (loss)	9.71	7.14	(8.10)	8.67	4.40

Total from investment operations	9.88	7.35	(7.89)	8.84	4.55

Distributions to shareholders from net investment income	(0.20)	(0.21)	(0.22)	(0.17)	(0.18)

Distributions to shareholders from net realized gains	(0.63)	–	–	–	(0.04)

Total distributions	(0.83)	(0.21)	(0.22)	(0.17)	(0.22)

Net asset value, end of year	$47.02	$37.97	$30.83	$38.94	$30.27

Total Return(b)	25.97%	23.84%	(20.25)%	29.23%	17.48%

Net assets, end of year (in 000’s)	$273,410	$217,597	$174,254	$221,902	$152,775

Ratio of net expenses to average net assets	0.68%	0.70%	0.69%	0.73%	0.73%

Ratio of total expenses to average net assets	0.68%	0.70%	0.72%	0.74%	0.74%

Ratio of net investment income to average net assets	0.40%	0.63%	0.64%	0.49%	0.59%

Portfolio turnover rate(c)	96%	184%	246%	116%	177%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements December 31, 2024

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified

Goldman Sachs International Tax-Managed Equity Fund	A, C, Institutional, Investor, R6 and P	Diversified

Goldman Sachs U.S. Tax-Managed Equity Fund	A, C, Institutional, Service, Investor, R6 and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6 and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

31

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued) December 31, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

International Tax-Managed Equity Fund	Annually	Annually

U.S. Tax-Managed Equity Fund	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F. In-Kind Transactions — Each Fund may allow investors, under certain circumstances, to purchase shares with securities instead of cash. In addition, the Trust reserves the right to redeem an investor’s shares by distributing securities instead of cash. These are known as in-kind transactions. Securities included as part of in-kind purchases and redemptions of Fund shares are valued in the same manner as they are valued for purposes of computing a Fund’s NAV, in accordance with each Fund’s Valuation Procedures, and such valuations are as of the date the trade is submitted pursuant to the procedures specified in the Funds’ prospectus.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable

32

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations,

33

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued) December 31, 2024

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2024:

International Tax-Managed Equity Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$408,450	$—	$—

Asia	11,948,948	237,978,074	—

Europe	32,327,382	492,144,999	—

North America	1,368,831	45,342,088	—

Oceania	—	70,502,370	—

Total	$46,053,611	$845,967,531	$—

Derivative Type

Assets

Futures Contracts(b)	$73,030	$—	$—

Liabilities

Futures Contracts(b)	$(201,204)	$—	$—

34

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

U.S. Tax-Managed Equity Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$1,011,777	$—	$—

Europe	15,222,201	—	—

North America	3,473,315,724	—	—

South America	9,530,966	—	—

Investment Company	68,087	—	—

Securities Lending Reinvestment Vehicle	1,350,000	—	—

Total	$3,500,498,755	$—	$—

Derivative Type

Liabilities

Futures Contracts(b)	$(1,336,532)	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at fiscal year end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of December 31, 2024. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure:

International Tax-Managed Equity Fund

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Equity	Variation margin on futures contracts	$73,030	Variation margin on futures contracts	$(201,204)

U.S. Tax-Managed Equity Fund

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Equity	Variation margin on futures contracts	$—	Variation margin on futures contracts	$(1,336,532)

[1]

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedule of Investments. Only the variation margin as of December 31, 2024 is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the year ended December 31, 2024. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

35

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued) December 31, 2024

4. INVESTMENTS IN DERIVATIVES (continued)

International Tax-Managed Equity Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$1,093,885	$(144,407)

U.S. Tax-Managed Equity Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	3,943,557	(1,431,015)

For the year ended December 31, 2024, the relevant values for each derivative type was as follows:

Average number of Contracts(a)

Fund	Futures Contracts

International Tax-Managed Equity Fund	208

U.S. Tax-Managed Equity Fund	105

(a)

Amounts disclosed represent average number of contracts for futures contracts, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the fiscal year ended December 31, 2024.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the fiscal year ended December 31, 2024, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate

Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^

International Tax-Managed Equity Fund	0.85%	0.77%	0.73%	0.72%	0.71%	0.85%	0.85%

U.S. Tax-Managed Equity Fund	0.70	0.63	0.60	0.59	0.58	0.64	0.64

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any.

The International Tax-Managed Equity and U.S. Tax-Managed Equity Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund. For the fiscal

36

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

year ended December 31, 2024, GSAM waived $1,854 and $8,493 of the International Tax-Managed Equity and U.S. Tax-Managed Equity Funds’ management fees, respectively.

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A Shares of each applicable Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A Shares of the Funds, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates

	Class A*	Class C	Service

Distribution and/or Service Plan	0.25%	0.75%	0.25%

*

With respect to Class A Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front-end sales charge and Class C Shares’ CDSC. During the fiscal year ended December 31, 2024, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge

Fund	Class A	Class C

International Tax-Managed Equity Fund	$ 401	$ —

U.S. Tax-Managed Equity Fund	3,846	—

D. Service and Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds, respectively.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C and Investor Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares. Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.05% and 0.04% as an annual percentage rate of the average daily net

37

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued) December 31, 2024

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

assets attributable to the Class A, Class C and Investor Shares of the International Tax-Managed Equity Fund and the U.S. Tax-Managed Equity Fund, respectively. This arrangement will remain in effect through at least April 29, 2025, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the International Tax-Managed Equity Fund and the U.S. Tax-Managed Equity Fund are 0.014% and 0.044%, respectively. These Other Expense limitations will remain in place through at least April 29, 2025, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

Goldman Sachs may voluntarily waive a portion of any payments under a Fund’s Distribution and Service Plan and Transfer Agency Agreement, and these waivers are in addition to what is stipulated in any contractual fee waiver arrangements (as applicable). These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs without shareholder approval.

For the fiscal year ended December 31, 2024, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waiver/Credits	Other Expense Reimbursements	Total Expense Reductions

International Tax-Managed Equity Fund	$1,854	$12,133	$563,813	$577,800

U.S. Tax-Managed Equity Fund	8,493	54,589	—	63,082

G. Line of Credit Facility — As of December 31, 2024, the Funds participated in a $1,150,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the fiscal year ended December 31, 2024, the Funds did not have any borrowings under the facility. Prior to April 16, 2024 the facility was $1,110,000,000.

H. Other Transactions with Affiliates — For the fiscal year ended December 31, 2024, Goldman Sachs did not earn any brokerage commissions from portfolio transactions on behalf of the International Tax-Managed Equity Fund and the U.S. Tax-Managed Equity Fund.

The following table provides information about the Funds’ investments in the Goldman Sachs Financial Square Government Fund as of and for the fiscal year ended December 31, 2024:

International Tax-Managed Equity Fund

Underlying Fund	Beginning value as of December 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of December 31, 2024	Shares as of December 31, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	$–	$81,272,997	$(81,272,997)	$–	–	$28,409

38

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

U.S. Tax-Managed Equity Fund

Underlying Fund	Beginning value as of December 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of December 31, 2024	Shares as of December 31, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	$–	$208,966,233	$(208,898,146)	$68,087	68,087	$266,011

As of December 31, 2024, the Goldman Sachs Global Tax-Aware Equity Portfolio was beneficial owner of 5% or more of total outstanding shares of the following Funds:

Fund	Goldman Sachs Global Tax-Aware Equity Portfolio

International Tax-Managed Equity Fund	87%

U.S. Tax-Managed Equity Fund	86

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal year ended December 31, 2024, were as follows:

Fund	Purchases	Sales	Sales In-Kind

International Tax-Managed Equity Fund	$1,809,076,579	$1,687,136,191	$36,048,546

U.S. Tax-Managed Equity Fund	3,195,693,152	3,042,406,252	127,941,498

7. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Goldman Sachs International Tax-Managed Equity Fund and the Goldman Sachs U.S. Tax-Advantaged Equity Fund may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Goldman Sachs International Tax-Managed Equity Fund and the Goldman Sachs U.S. Tax-Advantaged Equity Fund invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM,

39

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued) December 31, 2024

7. SECURITIES LENDING (continued)

for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of December 31, 2024, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Each of the Funds and GSAL received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the fiscal year ended December 31, 2024, are reported under Investment Income on the Statements of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

	For the Fiscal Year ended December 31, 2024

Fund	Earnings of GSAL Relating to Securities Loaned	Amounts Received by the Funds from Lending to Goldman Sachs	Amounts Payable to Goldman Sachs Upon Return of Securities Loaned as of December 31, 2024

International Tax-Managed Equity Fund	$612	$—	$—

U.S. Tax-Managed Equity Fund	1,193	—	—

The following table provides information about the Funds’ investments in the Government Money Market Fund for the fiscal year ended December 31, 2024:

Fund	Beginning value as of December 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of December 31, 2024

International Tax-Managed Equity Fund	$258,075	$14,860,295	$(15,118,370)	$—

U.S. Tax-Managed Equity Fund	—	63,924,227	(62,574,227)	1,350,000

8. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:

	International Tax- Managed Equity Fund	U.S. Tax-Managed Equity Fund

Distributions paid from:

Ordinary Income	$19,651,649	$15,267,309

Long-term capital gains	—	46,169,526

Total taxable distributions	$19,651,649	$61,436,835

40

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

8. TAX INFORMATION (continued)

The tax character of distributions paid during the fiscal year ended December 31, 2023 was as follows:

	International Tax- Managed Equity Fund	U.S. Tax-Managed Equity Fund

Distributions paid from:

Ordinary Income	$18,160,895	$14,805,089

Total taxable distributions	$18,160,895	$14,805,089

As of December 31, 2024, the components of accumulated earnings (losses) on a tax-basis were as follows:

	International Tax- Managed Equity Fund	U.S. Tax-Managed Equity Fund

Undistributed ordinary income — net	$142,245	$1,028,130

Capital loss carryforwards:

Perpetual Short-Term	(43,068,931)	—

Timing differences — (Real Estate Investment Trusts, Qualified Late Year loss and post October loss deferral)	(2,045,156)	(1,749,970)

Unrealized gains (losses) — net	127,587,875	1,746,209,957

Total accumulated earnings (losses) — net	$82,616,033	$1,745,488,117

For the period ended December 31, 2024, the International Tax-Managed Equity Fund and U.S. Tax -Managed Equity Fund utilized $27,934,813 and $4,627,195, respectively, in Capital Loss Carryforwards.

As of December 31, 2024, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows.

	International Tax- Managed Equity Fund	U.S. Tax-Managed Equity Fund

Tax Cost	$763,966,664	$1,752,952,266

Gross unrealized gain	152,696,825	1,754,618,748

Gross unrealized loss	(25,108,950)	(8,408,791)

Net unrealized gain (loss)	$127,587,875	$1,746,209,957

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, and differences in the tax treatment of passive foreign investment company investments and underlying fund investments.

The International Tax-Managed Equity and U.S. Tax-Managed Equity Funds reclassified $21,052,353 and $108,067,543 respectively, from distributable earnings to paid in capital for the year ending December 31, 2024. In order to present certain components of the Fund’s capital accounts on a tax-basis, certain reclassifications have been recorded to the Fund’s accounts. These reclassifications have no impact on the net asset value of the Fund and result primarily from redemptions in-kind transactions.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

41

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued) December 31, 2024

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — The Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict.

For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Management Risk — A strategy used by the Investment Adviser may fail to produce the intended results.

Market Risk — The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

Tax-Managed Investment Risk — Because the Investment Adviser balances investment considerations and tax considerations, the pre-tax performance of the Goldman Sachs Tax-Advantaged Global Equity Portfolio may be lower than the performance of similar funds that are not tax-managed. This is because the Investment Adviser may choose not to make certain investments that may result in taxable distributions to the Goldman Sachs Tax-Advantaged Global Equity Portfolio. Even though tax managed

42

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

9. OTHER RISKS (continued)

strategies are being used, they may not reduce the amount of taxable income and capital gains distributed by the Goldman Sachs Tax-Advantaged Global Equity Portfolio to shareholders.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. OTHER MATTERS

The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Adviser. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within the fund’s financial statements.

12. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

43

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued) December 31, 2024

13. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	International Tax-Managed Equity Fund

	For the Fiscal Year Ended December 31, 2024		For the Fiscal Year Ended December 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	84,896	$1,085,066	39,765	$437,162

Reinvestment of distributions	7,713	94,950	8,191	94,610

Shares redeemed	(78,130)	(982,351)	(148,274)	(1,611,524)

	14,479	197,665	(100,318)	(1,079,752)

Class C Shares

Shares sold	8,586	105,897	4,224	46,057

Reinvestment of distributions	619	7,466	785	8,889

Shares redeemed	(10,800)	(133,079)	(18,672)	(200,149)

	(1,595)	(19,716)	(13,663)	(145,203)

Institutional Shares

Shares sold	357,172	4,537,807	186,496	2,052,357

Reinvestment of distributions	27,132	334,812	25,151	291,250

Shares redeemed	(205,960)	(2,598,668)	(130,139)	(1,464,199)

	178,344	2,273,951	81,508	879,408

Investor Shares

Shares sold	800,245	10,040,363	287,861	3,183,834

Reinvestment of distributions	32,609	402,396	22,310	258,344

Shares redeemed	(251,620)	(3,244,983)	(197,230)	(2,173,352)

	581,234	7,197,776	112,941	1,268,826

Class R6 Shares

Shares sold	8,123,901	103,540,510	889,773	9,525,227

Reinvestment of distributions	1,414,168	17,309,410	1,385,622	15,920,795

Shares redeemed	(70,129)	(900,719)	(42,160)	(464,727)

Shares redeemed in connection with in-kind transactions	(2,777,694)	(36,860,000)	(6,310,680)	(65,000,000)

	6,690,246	83,089,201	(4,077,445)	(40,018,705)

Class P Shares

Shares sold	233,377	2,924,751	237,205	2,628,300

Reinvestment of distributions	122,657	1,502,550	137,993	1,586,920

Shares redeemed	(533,960)	(6,739,946)	(709,510)	(7,792,418)

	(177,926)	(2,312,645)	(334,312)	(3,577,198)

NET INCREASE (DECREASE) IN SHARES	7,284,782	$90,426,232	(4,331,289)	$(42,672,624)

44

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

13. SUMMARY OF SHARE TRANSACTIONS (continued)

	U.S. Tax-Managed Equity Fund

	For the Fiscal Year Ended December 31, 2024		For the Fiscal Year Ended December 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	83,918	$3,699,833	185,487	$6,252,891

Reinvestment of distributions	28,737	1,369,183	5,256	193,480

Shares redeemed	(316,122)	(13,693,613)	(809,867)	(26,316,008)

	(203,467)	(8,624,597)	(619,124)	(19,869,637)

Class C Shares

Shares sold	40,545	1,569,988	31,176	965,454

Reinvestment of distributions	6,052	266,024	—	—

Shares redeemed	(82,223)	(3,300,480)	(149,896)	(4,677,611)

	(35,626)	(1,464,468)	(118,720)	(3,712,157)

Institutional Shares

Shares sold	181,310	8,075,483	479,052	15,945,500

Reinvestment of distributions	17,639	859,726	5,341	201,655

Shares redeemed	(178,587)	(7,812,511)	(968,545)	(32,832,489)

	20,362	1,122,698	(484,152)	(16,685,334)

Service Shares

Shares sold	10,552	449,672	17,271	582,408

Reinvestment of distributions	1,245	59,643	107	3,951

Shares redeemed	(8,820)	(372,852)	(8,337)	(281,968)

	2,977	136,463	9,041	304,391

Investor Shares

Shares sold	60,976	2,664,009	58,696	1,953,761

Reinvestment of distributions	8,662	418,582	2,386	89,293

Shares redeemed	(42,506)	(1,924,482)	(64,681)	(2,201,547)

	27,132	1,158,109	(3,599)	(158,493)

Class R6 Shares

Shares sold	4,016,667	175,362,628	1,064,557	36,406,797

Reinvestment of distributions	1,103,545	53,286,000	348,377	13,036,248

Shares redeemed	(3,818)	(165,994)	(11,187)	(369,466)

Shares redeemed in connection with in-kind transactions	(3,353,104)	(132,396,067)	(2,079,300)	(75,750,000)

	1,763,290	96,086,567	(677,553)	(26,676,421)

Class P Shares

Shares sold	258,346	11,189,471	309,593	10,549,826

Reinvestment of distributions	98,289	4,747,823	31,509	1,179,388

Shares redeemed	(273,635)	(11,992,972)	(261,503)	(8,839,509)

	83,000	3,944,322	79,599	2,889,705

NET INCREASE (DECREASE) IN SHARES	1,657,668	$92,359,094	(1,814,508)	$(63,907,946)

45

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Goldman Sachs Trust and Shareholders of Goldman Sachs International Tax- Managed Equity Fund and Goldman Sachs U.S. Tax-Managed Equity Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Goldman Sachs International Tax-Managed Equity Fund and Goldman Sachs U.S. Tax- Managed Equity Fund (two of the funds constituting Goldman Sachs Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

February 25, 2025

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

46

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Goldman Sachs Trust — Tax-Advantaged Equity Funds I — Tax Information (Unaudited)

  For the fiscal year ended December 31, 2024, 100% of the dividends paid from net investment company taxable income by the Goldman Sachs U.S. Tax-Managed Equity Fund qualified for the dividends received deduction available to corporations.

  For the year ended December 31, 2024, the Goldman Sachs International Tax-Managed Equity Fund has elected to pass through a credit for taxes paid to foreign jurisdictions. The total amount of income received by the Goldman Sachs International Tax-Managed Equity Fund from sources within foreign countries and possessions of the United States was $0.2846 per share, all of which is attributable to qualified passive income. The percentage of net investment income dividends paid by the Goldman Sachs International Tax-Managed Equity Fund during the year from foreign sources was 99.23%. The total amount of taxes paid by the Goldman Sachs International Tax-Managed Equity Fund to such countries was $0.0319 per share.

  For the year ended December 31, 2024, 100% and 100% of the dividends paid from net investment company taxable income by the Goldman Sachs International Tax-Managed Equity and Goldman Sachs U.S. Tax-Managed Equity Funds, respectively, qualified for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

  Pursuant to Section 852 of the Internal Revenue Code, the Goldman Sachs U.S. Tax-Managed Equity Fund designates $46,169,526, or if different, the maximum amount allowable, as capital gain dividends paid during the fiscal year ended December 31, 2024.

47

TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2025 Goldman Sachs. All rights reserved. TAXADVAR-25

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on August 26, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	March 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	March 4, 2025

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	March 4, 2025